UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Balanced

Fund

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Balanced Fund	11.32%	6.53%	7.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund, a class of the fund, on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Major equity benchmarks set record highs during the 12 months ending August 31, 2013, fueled by an improving global economy and accommodative monetary policies worldwide. The broad-based S&P 500® Index rose 18.70% for the 12 months, setting new highs, while the blue-chip-laden Dow Jones Industrial AverageSM also achieved significant milestones en route to climbing 16.13%. The growth-oriented Nasdaq Composite Index® advanced 18.75%. Stocks slipped early on as investors grew anxious about the U.S. presidential election and the federal debt limit. Markets quickly rebounded and rose through late May, but concern over the U.S. Federal Reserve tapering its bond-buying program prompted a brief, but steep, market sell-off in June. Stocks recovered when the Fed said no moves were imminent, but doubt returned in August as a military strike on Syria loomed. On the bond side of the ledger, U.S. high-income securities rallied alongside equities for most of the period, but cooled off in May and June as interest rates spiked on possible Fed tightening. The sector still advanced solidly, with The BofA Merrill LynchSM US High Yield Constrained Index returning 7.55%. The more rate-sensitive U.S. investment-grade bond category fared far worse, as reflected in the -2.47% return of the Barclays® U.S. Aggregate Bond Index, its largest trailing one-year loss in almost 20 years.

Comments from Co-Portfolio Manager Robert Stansky, Head of FMR's Stock Selector Large Cap Group, which manages Fidelity® Balanced Fund: For the year, the fund's Retail Class shares returned 11.32%, versus 9.87% for the Fidelity Balanced Hybrid Composite IndexSM. Overweighting stocks and underweighting investment-grade bonds notably drove the fund's outperformance. Looking at fixed income, among the biggest contributors were an overweighting in corporate bonds and an underweighting in sovereigns. Security selection also helped. In terms of individual stocks, we successfully avoided computer services provider and index component IBM, which we believe faces an uphill battle, due in part to increased pressure from competitors and slower growth prospects in comparison to smaller software and hardware companies. The fund also received a lift from biopharmaceutical firm Gilead Sciences, which saw its shares rise amid continued success with its treatments for HIV/AIDS. We reduced our position in Gilead to take profits and help manage risk. Conversely, the biggest detractor by far was Apple, the fund's largest holding during the period. The stock reversed course in late September 2012 and continued downward through most of the period, as investors reacted to lackluster quarterly financial results, prompting us to reduce our overweighting.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Balanced	.58%
Actual		$ 1,000.00	$ 1,052.50	$ 3.00
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.96
Class K	.47%
Actual		$ 1,000.00	$ 1,053.10	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.84	$ 2.40

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.4	2.9
Procter & Gamble Co.	1.4	1.5
Capital One Financial Corp.	1.4	1.0
JPMorgan Chase & Co.	1.3	1.2
Microsoft Corp.	1.2	0.0
	7.7
Top Five Bond Issuers as of August 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	6.0	5.8
Fannie Mae	5.1	6.5
Ginnie Mae	1.7	1.8
Freddie Mac	1.4	2.2
Wachovia Bank Commercial Mortgage Trust	0.6	0.7
	14.8
Top Five Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	15.0
Information Technology	12.9	12.5
Health Care	9.4	9.1
Consumer Discretionary	9.0	8.0
Energy	8.6	8.7
Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Stocks and Equity Futures 69.1%		Stocks and Equity Futures 65.9%
	Bonds 29.7%		Bonds 32.1%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	10.0%	** Foreign investments	9.6%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Common Stocks - 68.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.7%
Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,222,261	$ 34,113
Hotels, Restaurants & Leisure - 1.3%
Domino's Pizza, Inc.	588,695	36,169
Starbucks Corp.	1,533,532	108,145
Wynn Resorts Ltd.	513,854	72,474
Yum! Brands, Inc.	1,251,447	87,626
		304,414
Internet & Catalog Retail - 0.9%
Liberty Media Corp. Interactive Series A (a)	5,827,654	131,588
priceline.com, Inc. (a)	83,197	78,083
		209,671
Media - 2.8%
Comcast Corp. Class A	3,909,192	164,538
DIRECTV (a)	1,569,521	91,315
Legend Pictures LLC (n)(o)	8,571	15,454
Liberty Global PLC Class A (a)	246,200	19,125
Time Warner, Inc.	2,475,228	149,826
Twenty-First Century Fox, Inc. Class A	6,137,277	192,281
		632,539
Multiline Retail - 0.6%
Dollar General Corp. (a)	2,387,950	128,878
Specialty Retail - 1.0%
Lowe's Companies, Inc.	1,933,554	88,595
TJX Companies, Inc.	2,502,857	131,951
		220,546
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	1,098,640	69,017
Oxford Industries, Inc.	272,899	16,931
PVH Corp.	658,982	84,844
Under Armour, Inc. Class A (sub. vtg.) (a)	618,218	44,907
		215,699
TOTAL CONSUMER DISCRETIONARY		1,745,860
CONSUMER STAPLES - 7.2%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	321,944	30,025
Coca-Cola Bottling Co. CONSOLIDATED	111,888	7,031
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	32,025	3,844
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Icecek A/S	298,728	$ 7,004
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	233,025	8,105
Constellation Brands, Inc. Class A (sub. vtg.) (a)	562,769	30,530
Diageo PLC sponsored ADR	340,423	41,763
Embotelladora Andina SA sponsored ADR	255,027	7,715
Pernod Ricard SA	371,250	43,100
Remy Cointreau SA	298,496	31,403
The Coca-Cola Co.	6,655,346	254,101
		464,621
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	2,820,740	163,744
Drogasil SA	583,500	4,128
Kroger Co.	2,672,996	97,832
Sysco Corp.	330,600	10,586
United Natural Foods, Inc. (a)	69,906	4,238
Wal-Mart Stores, Inc.	679,046	49,557
		330,085
Food Products - 0.4%
Archer Daniels Midland Co.	237,063	8,347
Bunge Ltd.	367,072	27,817
Green Mountain Coffee Roasters, Inc. (a)	109,276	9,432
Mead Johnson Nutrition Co. Class A	428,732	32,168
Nestle SA	274,438	17,960
		95,724
Household Products - 1.4%
Procter & Gamble Co.	4,160,110	324,031
Personal Products - 0.1%
L'Oreal SA	100,504	16,770
Nu Skin Enterprises, Inc. Class A	98,375	8,235
		25,005
Tobacco - 1.7%
Altria Group, Inc.	3,581,509	121,342
British American Tobacco PLC sponsored ADR	2,347,805	238,467
Philip Morris International, Inc.	311,476	25,990
Souza Cruz SA	731,800	7,668
		393,467
TOTAL CONSUMER STAPLES		1,632,933
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.2%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	1,319,091	$ 74,911
Dril-Quip, Inc. (a)	232,550	23,722
Ensco PLC Class A	927,739	51,545
Frank's International NV	82,500	2,286
Halliburton Co.	458,544	22,010
National Oilwell Varco, Inc.	1,371,688	101,916
Ocean Rig UDW, Inc. (United States) (a)	645,096	11,250
Oceaneering International, Inc.	229,287	17,788
Pacific Drilling SA (a)	2,000	19
Vantage Drilling Co. (a)	6,033,801	10,378
		315,825
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	1,405,702	128,509
Cabot Oil & Gas Corp.	1,333,800	52,192
Chevron Corp.	1,279,894	154,138
Cobalt International Energy, Inc. (a)	751,547	18,338
Concho Resources, Inc. (a)	388,600	37,504
ConocoPhillips	2,440,259	161,789
Continental Resources, Inc. (a)	328,247	30,284
EOG Resources, Inc.	507,458	79,696
Exxon Mobil Corp.	3,111,457	271,195
Kinder Morgan Holding Co. LLC	1,134,200	43,020
Marathon Oil Corp.	2,228,993	76,744
Marathon Petroleum Corp.	619,543	44,923
Noble Energy, Inc.	805,330	49,471
Phillips 66	1,022,389	58,378
Pioneer Natural Resources Co.	97,700	17,095
Spectra Energy Corp.	1,363,900	45,159
Suncor Energy, Inc.	1,203,800	40,572
		1,309,007
TOTAL ENERGY		1,624,832
FINANCIALS - 11.4%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	675,104	58,160
BlackRock, Inc. Class A	185,372	48,256
Credit Suisse Group	316,680	9,128
Deutsche Bank AG	335,228	14,553
E*TRADE Financial Corp. (a)	2,163,465	30,375
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Evercore Partners, Inc. Class A	247,600	$ 11,040
Invesco Ltd.	692,060	21,011
Morgan Stanley	2,685,627	69,182
Northern Trust Corp.	382,182	20,970
Oaktree Capital Group LLC Class A	218,700	11,329
TD Ameritrade Holding Corp.	152,886	3,925
The Blackstone Group LP	908,905	19,850
UBS AG	1,140,062	22,028
		339,807
Commercial Banks - 1.8%
Barclays PLC	3,051,963	13,369
BNP Paribas SA	257,900	16,162
CIT Group, Inc. (a)	251,687	12,048
Comerica, Inc.	175,300	7,159
Erste Group Bank AG	246,800	7,912
Huntington Bancshares, Inc.	3,474,237	28,628
Intesa Sanpaolo SpA	4,402,700	8,641
KBC Groupe SA	87,960	3,869
PNC Financial Services Group, Inc.	1,096,317	79,231
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	1,621,900	17,095
Societe Generale Series A	470,274	20,582
Synovus Financial Corp.	5,298,345	16,902
U.S. Bancorp	5,115,281	184,815
		416,413
Consumer Finance - 1.8%
Capital One Financial Corp.	4,864,105	313,978
Discover Financial Services	319,813	15,111
SLM Corp.	3,648,034	87,516
		416,605
Diversified Financial Services - 3.7%
Bank of America Corp.	19,490,008	275,199
Citigroup, Inc.	4,361,055	210,770
IntercontinentalExchange, Inc. (a)	297,391	53,456
JPMorgan Chase & Co.	5,601,852	283,062
KBC Ancora (a)	352,974	8,052
		830,539
Insurance - 1.6%
ACE Ltd.	572,593	50,228
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	104	$ 17,373
Direct Line Insurance Group PLC	5,525,000	18,563
esure Group PLC	2,148,686	8,058
Fairfax Financial Holdings Ltd. (sub. vtg.)	57,000	23,420
Marsh & McLennan Companies, Inc.	1,732,791	71,443
MetLife, Inc.	1,945,369	89,857
The Travelers Companies, Inc.	872,849	69,741
Validus Holdings Ltd.	330,112	11,425
		360,108
Real Estate Investment Trusts - 0.6%
American Tower Corp.	1,243,565	86,415
Equity Lifestyle Properties, Inc.	593,858	20,637
Sun Communities, Inc.	559,015	24,021
		131,073
Real Estate Management & Development - 0.3%
Altisource Residential Corp. Class B (a)	766,718	14,529
CBRE Group, Inc. (a)	2,561,041	56,010
		70,539
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	302,000	15,233
TOTAL FINANCIALS		2,580,317
HEALTH CARE - 8.8%
Biotechnology - 2.5%
Actelion Ltd.	183,116	12,448
Alexion Pharmaceuticals, Inc. (a)	715,256	77,076
Amgen, Inc.	1,476,632	160,864
Biogen Idec, Inc. (a)	388,545	82,768
CSL Ltd.	417,969	25,293
Gilead Sciences, Inc. (a)	3,141,825	189,358
Onyx Pharmaceuticals, Inc. (a)	179,682	22,205
		570,012
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	6,986,917	73,922
Covidien PLC	1,459,372	86,687
Quidel Corp. (a)(e)	1,040,834	27,603
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	1,077,316	$ 72,062
The Cooper Companies, Inc.	483,080	63,095
		323,369
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	1,380,952	34,551
CIGNA Corp.	1,457,468	114,688
HCA Holdings, Inc.	161,369	6,163
Henry Schein, Inc. (a)	571,089	57,709
McKesson Corp.	437,524	53,120
		266,231
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	398,800	31,043
Thermo Fisher Scientific, Inc.	831,009	73,819
		104,862
Pharmaceuticals - 3.2%
AbbVie, Inc.	2,908,166	123,917
Bristol-Myers Squibb Co.	869,054	36,231
Merck & Co., Inc.	1,543,624	72,998
Perrigo Co.	438,510	53,301
Pfizer, Inc.	8,844,535	249,504
Roche Holding AG (participation certificate)	48,073	11,992
Sanofi SA sponsored ADR	500,103	23,895
Valeant Pharmaceuticals International, Inc. (Canada) (a)	504,583	49,630
Warner Chilcott PLC	2,809,072	60,255
Zoetis, Inc. Class A	1,833,761	53,454
		735,177
TOTAL HEALTH CARE		1,999,651
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	1,646,067	130,978
Precision Castparts Corp.	361,497	76,363
TransDigm Group, Inc.	276,949	37,942
United Technologies Corp.	1,524,998	152,652
		397,935
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	1,027,646	49,902
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	1,480,059	$ 39,429
Stericycle, Inc. (a)	321,149	36,149
		75,578
Electrical Equipment - 1.9%
AMETEK, Inc.	2,904,816	124,675
Eaton Corp. PLC	1,389,703	87,996
Hubbell, Inc. Class B	751,595	76,182
Roper Industries, Inc.	1,092,979	135,202
		424,055
Industrial Conglomerates - 1.0%
Danaher Corp.	3,464,899	227,020
Machinery - 0.7%
Cummins, Inc.	691,067	85,139
Ingersoll-Rand PLC	1,319,600	78,041
		163,180
Professional Services - 0.5%
Nielsen Holdings B.V.	1,120,616	38,661
Verisk Analytics, Inc. (a)	1,251,497	77,818
		116,479
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	620,330	44,664
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	313,260	77,485
TOTAL INDUSTRIALS		1,576,298
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.9%
Cisco Systems, Inc.	9,222,979	214,988
Juniper Networks, Inc. (a)	3,458,908	65,373
Polycom, Inc. (a)	1,123,433	11,156
QUALCOMM, Inc.	2,045,584	135,581
		427,098
Computers & Peripherals - 3.1%
Apple, Inc.	1,134,881	552,735
Electronics for Imaging, Inc. (a)	293,200	8,585
EMC Corp.	1,218,110	31,403
NCR Corp. (a)	3,031,823	107,872
		700,595
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.6%
Flextronics International Ltd. (a)	2,691,377	$ 24,169
Jabil Circuit, Inc.	1,937,624	44,217
TE Connectivity Ltd.	1,505,693	73,779
		142,165
Internet Software & Services - 2.0%
Demand Media, Inc. (a)	871,493	5,647
Demandware, Inc. (a)	28,004	1,178
eBay, Inc. (a)	1,829,535	91,458
Google, Inc. Class A (a)	327,565	277,415
Halogen Software, Inc. (h)	551,000	7,031
Marketo, Inc. (e)	498,088	17,473
Responsys, Inc. (a)	267,677	3,841
Yahoo!, Inc. (a)	1,572,184	42,638
		446,681
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	994,191	72,874
Fidelity National Information Services, Inc.	2,742,733	121,942
FleetCor Technologies, Inc. (a)	135,400	13,961
Lionbridge Technologies, Inc. (a)	617,300	2,167
Luxoft Holding, Inc.	265,000	6,294
		217,238
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc. (a)	2,013,427	27,322
NXP Semiconductors NV (a)	3,503,508	130,225
		157,547
Software - 3.4%
Adobe Systems, Inc. (a)	1,384,306	63,332
Aspen Technology, Inc. (a)	293,159	9,800
Compuware Corp.	1,346,333	14,365
Electronic Arts, Inc. (a)	2,129,870	56,740
Guidewire Software, Inc. (a)	600,031	27,577
Jive Software, Inc. (a)	939,581	11,641
Microsoft Corp.	8,452,221	282,304
Oracle Corp.	6,093,453	194,137
QLIK Technologies, Inc. (a)	199,967	6,557
salesforce.com, Inc. (a)	1,923,125	94,483
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ubisoft Entertainment SA (a)	935,827	$ 14,137
Xero Ltd. (a)	175,693	2,281
		777,354
TOTAL INFORMATION TECHNOLOGY		2,868,678
MATERIALS - 2.6%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	43,462	4,439
Airgas, Inc.	1,004,115	102,068
Ashland, Inc.	324,224	28,276
Eastman Chemical Co.	676,161	51,388
Ecolab, Inc.	545,196	49,804
FMC Corp.	735,373	48,983
LyondellBasell Industries NV Class A	840,037	58,929
Monsanto Co.	819,895	80,260
PPG Industries, Inc.	319,521	49,912
Sigma Aldrich Corp.	443,558	36,580
		510,639
Construction Materials - 0.2%
Vulcan Materials Co.	755,946	36,134
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	311,560	34,617
Metals & Mining - 0.0%
Carpenter Technology Corp.	218,948	11,773
TOTAL MATERIALS		593,163
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.9%
inContact, Inc. (a)	1,254,487	10,199
Level 3 Communications, Inc. (a)	598,801	13,389
tw telecom, Inc. (a)	85,600	2,450
Verizon Communications, Inc.	3,594,460	170,306
		196,344
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (a)	186,575	12,952
SBA Communications Corp. Class A (a)	1,207,468	90,560
Sprint Corp. (a)	186,146	1,249
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	1,367,200	$ 31,924
Vodafone Group PLC sponsored ADR	605,600	19,591
		156,276
TOTAL TELECOMMUNICATION SERVICES		352,620
UTILITIES - 2.3%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	829,632	35,508
Duke Energy Corp.	1,424,020	93,416
Edison International	959,427	44,028
Entergy Corp.	90,600	5,729
FirstEnergy Corp.	641,675	24,044
PPL Corp.	654,900	20,105
		222,830
Gas Utilities - 0.0%
ONEOK, Inc.	152,667	7,853
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	1,734,972	45,543
The AES Corp.	1,863,409	23,684
		69,227
Multi-Utilities - 1.0%
Ameren Corp.	210,328	7,111
CenterPoint Energy, Inc.	2,282,452	52,337
Dominion Resources, Inc.	359,100	20,953
NiSource, Inc.	721,416	21,109
PG&E Corp.	1,310,129	54,187
Sempra Energy	698,336	58,954
		214,651
TOTAL UTILITIES		514,561
TOTAL COMMON STOCKS (Cost $12,451,813)		15,488,913
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (a)(o)	893,724	$ 7,265
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,429)		7,265
Corporate Bonds - 9.0%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 1,740	1,794
Nonconvertible Bonds - 9.0%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	1,340	1,355
Delphi Corp. 5% 2/15/23	11,942	12,136
		13,491
Automobiles - 0.1%
Daimler Finance North America LLC:
1.45% 8/1/16 (f)	4,045	4,027
1.95% 3/28/14 (f)	2,240	2,253
Ford Motor Co.:
4.75% 1/15/43	17,363	15,274
7.45% 7/16/31	10,420	12,558
Volkswagen International Finance NV 2.375% 3/22/17 (f)	1,830	1,858
		35,970
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)	617	608
4.25% 6/15/23 (f)	4,350	4,265
5.75% 6/15/43 (f)	3,131	3,213
		8,086
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	6,230
Comcast Corp.:
4.95% 6/15/16	955	1,051
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
6.4% 5/15/38	$ 3,000	$ 3,545
6.4% 3/1/40	6,097	7,244
6.95% 8/15/37	7,200	9,020
COX Communications, Inc. 3.25% 12/15/22 (f)	2,422	2,130
Discovery Communications LLC:
3.7% 6/1/15	5,665	5,931
5.05% 6/1/20	204	222
NBC Universal, Inc.:
3.65% 4/30/15	1,468	1,538
5.15% 4/30/20	7,276	8,190
6.4% 4/30/40	6,271	7,464
News America Holdings, Inc. 7.75% 12/1/45	9,421	11,730
Time Warner Cable, Inc.:
4% 9/1/21	8,786	8,242
4.5% 9/15/42	7,568	5,855
5.5% 9/1/41	20,823	17,710
5.85% 5/1/17	1,829	1,989
5.875% 11/15/40	1,496	1,339
6.75% 7/1/18	1,974	2,197
Time Warner, Inc.:
3.15% 7/15/15	544	566
5.875% 11/15/16	4,882	5,520
Viacom, Inc.:
1.25% 2/27/15	456	457
2.5% 9/1/18	809	799
3.5% 4/1/17	264	274
		109,243
TOTAL CONSUMER DISCRETIONARY		166,790
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	2,481	2,619
Beam, Inc. 1.875% 5/15/17	1,408	1,404
FBG Finance Ltd. 5.125% 6/15/15 (f)	4,938	5,297
Fortune Brands, Inc. 5.375% 1/15/16	1,902	2,071
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV:
1.4% 10/1/17 (f)	$ 3,274	$ 3,174
2.75% 4/1/23 (f)	3,420	3,081
SABMiller Holdings, Inc.:
1.85% 1/15/15 (f)	2,353	2,382
2.45% 1/15/17 (f)	2,353	2,394
		22,422
Food & Staples Retailing - 0.0%
Walgreen Co. 1% 3/13/15	1,878	1,883
Food Products - 0.2%
Cargill, Inc. 6% 11/27/17 (f)	572	655
ConAgra Foods, Inc.:
1.9% 1/25/18	2,279	2,236
3.2% 1/25/23	2,650	2,470
4.65% 1/25/43	2,233	2,037
Kraft Foods, Inc.:
5.375% 2/10/20	26,594	29,672
6.5% 8/11/17	3,122	3,613
6.75% 2/19/14	436	448
		41,131
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,604	4,146
4.25% 8/9/42	4,604	3,771
9.7% 11/10/18	6,258	8,190
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,081
4.75% 11/1/42	5,216	4,536
6.75% 6/15/17	4,975	5,725
7.25% 6/15/37	7,569	8,676
		38,125
TOTAL CONSUMER STAPLES		103,561
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
Cameron International Corp. 1.6% 4/30/15	279	281
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC:
4.75% 9/30/21 (f)	$ 6,909	$ 6,988
5.35% 3/15/20 (f)	6,814	7,238
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,140
5% 10/1/21	2,791	2,943
6.5% 4/1/20	2,608	2,985
FMC Technologies, Inc.:
2% 10/1/17	846	829
3.45% 10/1/22	1,533	1,455
Noble Holding International Ltd.:
3.05% 3/1/16	914	940
3.45% 8/1/15	1,299	1,348
Transocean, Inc. 5.05% 12/15/16	4,522	4,943
Weatherford International Ltd. 4.95% 10/15/13	2,930	2,942
		41,032
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,716	1,924
6.375% 9/15/17	15,653	18,095
6.45% 9/15/36	4,710	5,475
Apache Corp. 3.25% 4/15/22	233	227
Cenovus Energy, Inc. 4.5% 9/15/14	900	935
Chevron Corp. 3.191% 6/24/23	7,633	7,390
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	2,973
3.875% 3/15/23	1,823	1,663
4.95% 4/1/22	1,267	1,258
Duke Energy Field Services:
5.375% 10/15/15 (f)	2,055	2,209
6.45% 11/3/36 (f)	6,493	6,824
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,766
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,142
Encana Holdings Finance Corp. 5.8% 5/1/14	4,858	5,015
Enterprise Products Operating LP 5.6% 10/15/14	1,709	1,797
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	780	885
Marathon Petroleum Corp.:
3.5% 3/1/16	493	517
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.: - continued
5.125% 3/1/21	$ 4,415	$ 4,725
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	7,948	8,194
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	1,252	1,422
6.85% 1/15/40 (f)	4,294	5,241
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,615
Nexen, Inc.:
5.2% 3/10/15	1,528	1,612
6.2% 7/30/19	2,252	2,604
Occidental Petroleum Corp. 2.7% 2/15/23	1,942	1,758
Petrobras Global Finance BV:
3% 1/15/19	5,005	4,597
4.375% 5/20/23	4,137	3,632
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	7,288	7,476
5.375% 1/27/21	2,625	2,563
7.875% 3/15/19	7,382	8,310
Petroleos Mexicanos:
3.5% 7/18/18	6,965	7,024
3.5% 1/30/23	5,005	4,479
4.875% 1/24/22	1,430	1,444
5.5% 1/21/21	7,423	7,868
5.5% 6/27/44	19,723	17,110
6% 3/5/20	2,274	2,496
6.5% 6/2/41	7,392	7,355
Phillips 66:
1.95% 3/5/15	1,844	1,871
2.95% 5/1/17	1,844	1,898
4.3% 4/1/22	6,383	6,438
5.875% 5/1/42	5,485	5,822
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	356	377
6.125% 1/15/17	1,940	2,203
Southeast Supply Header LLC 4.85% 8/15/14 (f)	1,358	1,405
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,184
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,502
4.6% 6/15/21	1,816	1,855
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. 6.1% 6/1/18	$ 623	$ 721
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,462
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	6,508	6,661
Western Gas Partners LP 5.375% 6/1/21	9,827	10,600
		213,619
TOTAL ENERGY		254,651
FINANCIALS - 4.6%
Capital Markets - 0.8%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,060	1,149
BlackRock, Inc.:
3.375% 6/1/22	332	327
4.25% 5/24/21	501	529
Goldman Sachs Group, Inc.:
2.9% 7/19/18	10,319	10,292
3.625% 1/22/23	7,800	7,352
5.95% 1/18/18	5,343	5,970
6.15% 4/1/18	3,993	4,509
JPMorgan Chase & Co.:
0.8% 4/23/15	31,000	30,921
1.125% 2/26/16	16,826	16,780
Lazard Group LLC:
6.85% 6/15/17	6,480	7,308
7.125% 5/15/15	2,316	2,513
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	13,452	13,639
6.4% 8/28/17	5,074	5,779
7.75% 5/14/38	8,738	10,478
Morgan Stanley:
2.125% 4/25/18	18,100	17,451
4% 7/24/15	1,373	1,434
4.875% 11/1/22	8,068	7,948
5.375% 10/15/15	17,634	18,980
5.625% 9/23/19	547	601
5.95% 12/28/17	301	337
6.625% 4/1/18	1,804	2,065
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
State Street Corp. 3.1% 5/15/23	$ 7,500	$ 6,934
UBS AG Stamford Branch 2.25% 1/28/14	1,211	1,220
		174,516
Commercial Banks - 1.2%
Associated Banc Corp. 5.125% 3/28/16	2,238	2,391
Bank of America NA 5.3% 3/15/17	16,651	18,147
BB&T Corp. 3.95% 3/22/22	1,805	1,785
Comerica Bank 5.7% 6/1/14	613	634
Comerica, Inc. 4.8% 5/1/15	1,223	1,288
Credit Suisse 6% 2/15/18	17,158	19,203
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,571
Discover Bank:
7% 4/15/20	4,144	4,855
8.7% 11/18/19	745	940
Fifth Third Bancorp:
3.5% 3/15/22	638	622
4.5% 6/1/18	584	624
5.45% 1/15/17	2,232	2,446
8.25% 3/1/38	4,070	5,245
Fifth Third Capital Trust IV 6.5% 4/15/37 (k)	4,966	4,929
HBOS PLC 6.75% 5/21/18 (f)	560	611
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,930
Intesa Sanpaolo SpA:
3.125% 1/15/16	20,275	20,209
3.875% 1/16/18	20,086	19,564
JPMorgan Chase Bank 6% 10/1/17	2,460	2,791
KeyBank NA:
5.45% 3/3/16	3,278	3,588
5.8% 7/1/14	9,872	10,279
KeyCorp. 5.1% 3/24/21	628	687
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,660
5% 1/17/17	10,492	11,353
Regions Bank:
6.45% 6/26/37	12,100	12,562
7.5% 5/15/18	10,717	12,517
Regions Financial Corp.:
2% 5/15/18	7,953	7,598
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.: - continued
5.75% 6/15/15	$ 1,528	$ 1,639
7.75% 11/10/14	7,190	7,737
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	8,213	7,887
6.125% 12/15/22	39,429	37,880
SunTrust Banks, Inc.:
0.574% 4/1/15 (k)	9,681	9,613
3.5% 1/20/17	4,862	5,092
UnionBanCal Corp. 3.5% 6/18/22	969	936
Wachovia Bank NA:
4.8% 11/1/14	557	583
6% 11/15/17	8,083	9,238
Wachovia Corp. 5.625% 10/15/16	5,718	6,383
Wells Fargo & Co.:
1.5% 7/1/15	15,284	15,455
3.676% 6/15/16	2,611	2,773
		281,245
Consumer Finance - 0.6%
American Express Credit Corp.:
1.3% 7/29/16	6,246	6,256
2.75% 9/15/15	1,633	1,692
2.8% 9/19/16	626	653
American Honda Finance Corp. 1.45% 2/27/15 (f)	2,385	2,407
Discover Financial Services:
3.85% 11/21/22	2,701	2,543
5.2% 4/27/22	2,488	2,570
6.45% 6/12/17	13,316	15,028
Ford Motor Credit Co. LLC:
2.5% 1/15/16	16,000	16,144
3% 6/12/17	6,246	6,286
General Electric Capital Corp.:
1% 1/8/16	20,700	20,593
1.5% 7/12/16	23,000	23,073
2.25% 11/9/15	645	660
4.625% 1/7/21	849	897
Hyundai Capital America:
1.625% 10/2/15 (f)	2,131	2,130
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.875% 8/9/16 (f)	$ 1,605	$ 1,603
2.125% 10/2/17 (f)	2,357	2,299
2.875% 8/9/18 (f)	2,848	2,829
Toyota Motor Credit Corp. 0.8% 5/17/16	31,000	30,831
		138,494
Diversified Financial Services - 0.3%
Bank of America Corp.:
3.3% 1/11/23	3,868	3,567
3.875% 3/22/17	944	994
4.1% 7/24/23	6,161	6,049
6.5% 8/1/16	1,220	1,375
BP Capital Markets PLC:
3.125% 10/1/15	1,345	1,407
4.5% 10/1/20	1,336	1,423
4.742% 3/11/21	6,000	6,424
Citigroup, Inc.:
1.7% 7/25/16	9,000	8,994
4.05% 7/30/22	2,641	2,536
4.45% 1/10/17	15,842	17,040
4.75% 5/19/15	16,309	17,272
JPMorgan Chase & Co.:
3.15% 7/5/16	1,641	1,714
3.4% 6/24/15	1,319	1,374
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	6,485	6,194
TECO Finance, Inc.:
4% 3/15/16	1,828	1,936
5.15% 3/15/20	164	178
		78,477
Insurance - 0.7%
American International Group, Inc.:
2.375% 8/24/15	16,000	16,193
3.8% 3/22/17	6,043	6,389
4.875% 9/15/16	2,262	2,466
4.875% 6/1/22	4,860	5,175
5.6% 10/18/16	5,560	6,176
Aon Corp.:
3.125% 5/27/16	4,743	4,946
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
3.5% 9/30/15	$ 4,875	$ 5,108
5% 9/30/20	129	140
Aon PLC 4.45% 5/24/43	7,000	6,173
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	478
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	2,508	2,571
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,308	1,389
5.125% 4/15/22	1,066	1,158
5.375% 3/15/17	685	751
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	8,525	8,955
6.5% 3/15/35 (f)	1,315	1,438
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	5,569	5,961
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	3,576	3,712
MetLife, Inc.:
5% 6/15/15	941	1,009
6.75% 6/1/16	5,158	5,904
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	7,500	7,303
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	5,632
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,967	5,489
Pacific LifeCorp:
5.125% 1/30/43 (f)	7,709	7,144
6% 2/10/20 (f)	9,721	10,855
Prudential Financial, Inc.:
2.3% 8/15/18	888	886
3.875% 1/14/15	5,340	5,559
4.5% 11/16/21	1,764	1,859
7.375% 6/15/19	2,520	3,085
Symetra Financial Corp. 6.125% 4/1/16 (f)	8,408	9,005
Unum Group:
5.625% 9/15/20	3,860	4,197
5.75% 8/15/42	8,065	8,251
7.125% 9/30/16	2,076	2,368
		157,725
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	$ 2,035	$ 2,031
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,647
Boston Properties, Inc. 3.85% 2/1/23	8,081	7,833
BRE Properties, Inc. 5.5% 3/15/17	2,885	3,159
Camden Property Trust:
2.95% 12/15/22	2,417	2,185
5.375% 12/15/13	3,103	3,141
DDR Corp. 4.625% 7/15/22	4,470	4,475
Developers Diversified Realty Corp.:
4.75% 4/15/18	6,131	6,566
7.5% 4/1/17	6,446	7,479
9.625% 3/15/16	1,851	2,193
Duke Realty LP:
3.625% 4/15/23	3,152	2,879
3.875% 10/15/22	5,452	5,099
4.375% 6/15/22	3,753	3,656
5.4% 8/15/14	1,356	1,409
5.5% 3/1/16	3,075	3,333
6.75% 3/15/20	1,339	1,526
8.25% 8/15/19	2,643	3,246
Equity One, Inc.:
3.75% 11/15/22	8,200	7,636
5.375% 10/15/15	948	1,023
6% 9/15/17	876	969
6.25% 1/15/17	663	732
Federal Realty Investment Trust:
5.9% 4/1/20	1,971	2,232
6.2% 1/15/17	501	564
HCP, Inc. 3.15% 8/1/22	7,000	6,381
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,546
4.125% 4/1/19	13,700	14,234
4.7% 9/15/17	843	911
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,810
6.25% 6/15/17	996	1,053
6.65% 1/15/18	676	724
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Washington REIT 5.25% 1/15/14	$ 1,137	$ 1,153
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,119
		104,944
Real Estate Management & Development - 0.5%
BioMed Realty LP:
3.85% 4/15/16	8,775	9,169
4.25% 7/15/22	2,970	2,858
6.125% 4/15/20	2,611	2,886
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	6,832
4.95% 4/15/18	2,996	3,182
5.7% 5/1/17	309	338
6% 4/1/16	2,770	3,034
7.5% 5/15/15	776	853
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,830
5.25% 3/15/21	4,138	4,260
ERP Operating LP 5.75% 6/15/17	2,042	2,287
Liberty Property LP:
3.375% 6/15/23	3,313	3,014
4.125% 6/15/22	3,219	3,150
4.75% 10/1/20	8,747	9,120
5.125% 3/2/15	1,672	1,760
5.5% 12/15/16	2,529	2,785
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,442
3.15% 5/15/23	7,438	6,470
4.5% 4/18/22	2,016	1,974
7.75% 8/15/19	2,476	2,962
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,251
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	2,812	2,967
5.5% 1/15/14 (f)	1,168	1,190
5.7% 4/15/17 (f)	2,854	3,105
Regency Centers LP:
4.95% 4/15/14	494	505
5.25% 8/1/15	3,893	4,167
5.875% 6/15/17	1,771	1,958
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
2.8% 1/30/17	$ 82	$ 84
4.2% 2/1/15	2,640	2,743
Tanger Properties LP:
6.125% 6/1/20	9,597	11,079
6.15% 11/15/15	1,286	1,426
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	3,928
4% 4/30/19	1,999	2,070
		111,679
TOTAL FINANCIALS		1,047,080
HEALTH CARE - 0.4%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,808	1,811
5.15% 11/15/41	17,224	16,680
Celgene Corp. 2.45% 10/15/15	2,168	2,227
		20,718
Health Care Providers & Services - 0.2%
Aetna, Inc.:
2.75% 11/15/22	3,213	2,923
4.125% 11/15/42	1,793	1,559
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,599
6.3% 8/15/14	2,925	3,074
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	1,918
4.75% 11/15/21	17,355	18,382
Express Scripts, Inc. 3.125% 5/15/16	332	345
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,284
4.125% 9/15/20	5,031	5,169
UnitedHealth Group, Inc.:
1.625% 3/15/19	1,873	1,789
2.75% 2/15/23	1,069	982
2.875% 3/15/23	8,084	7,486
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
3.95% 10/15/42	$ 1,469	$ 1,266
WellPoint, Inc.:
1.25% 9/10/15	108	109
1.875% 1/15/18	195	191
3.3% 1/15/23	2,598	2,438
		53,514
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	6,470	6,370
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	2,149	2,113
5% 8/15/14	2,544	2,637
Zoetis, Inc.:
1.875% 2/1/18 (f)	992	972
3.25% 2/1/23 (f)	2,418	2,272
		14,364
TOTAL HEALTH CARE		88,596
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	2,021	2,077
6.375% 6/1/19 (f)	5,000	5,697
		7,774
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 2.45% 10/1/22	1,883	1,740
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (f)	12,500	12,563
Continental Airlines, Inc.:
6.648% 3/15/19	2,978	3,131
6.9% 7/2/19	1,028	1,072
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,936	2,023
8.36% 1/20/19	1,576	1,686
		20,475
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	$ 19,701	$ 17,890
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	11,995	10,877
4.45% 3/15/43	6,000	5,418
5.05% 3/1/41	8,624	8,563
		24,858
TOTAL INDUSTRIALS		72,737
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	188	189
5.95% 1/15/14	5,513	5,620
6.55% 10/1/17	1,119	1,279
		7,088
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	155	158
Office Electronics - 0.1%
Xerox Corp.:
1.0832% 5/16/14 (k)	10,110	10,110
2.95% 3/15/17	1,143	1,166
4.25% 2/15/15	1,302	1,358
		12,634
TOTAL INFORMATION TECHNOLOGY		19,880
MATERIALS - 0.1%
Chemicals - 0.0%
Ecolab, Inc. 1.45% 12/8/17	3,459	3,360
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,083	3,463
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (f)	3,112	3,259
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	$ 8,722	$ 8,354
4.5% 8/13/23 (f)	8,000	7,813
		19,426
TOTAL MATERIALS		26,249
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.4% 8/15/16	355	365
2.5% 8/15/15	1,377	1,418
4.35% 6/15/45	1,184	1,006
5.55% 8/15/41	23,700	24,147
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	74
CenturyLink, Inc.:
5.15% 6/15/17	487	508
6% 4/1/17	3,467	3,710
6.15% 9/15/19	4,463	4,642
Embarq Corp.:
7.082% 6/1/16	4,190	4,710
7.995% 6/1/36	19,241	19,679
Verizon Communications, Inc. 6.25% 4/1/37	4,611	5,066
		65,325
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	371	376
3.625% 3/30/15	3,102	3,200
Vodafone Group PLC 5% 12/16/13	2,696	2,730
		6,306
TOTAL TELECOMMUNICATION SERVICES		71,631
UTILITIES - 0.9%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	1,518	1,761
American Electric Power Co., Inc.:
1.65% 12/15/17	2,632	2,557
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.: - continued
2.95% 12/15/22	$ 2,492	$ 2,275
Duke Capital LLC 5.668% 8/15/14	3,457	3,600
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,539	6,157
6.4% 9/15/20 (f)	11,856	13,562
Edison International 3.75% 9/15/17	4,499	4,721
Entergy Louisiana LLC 1.875% 12/15/14	202	205
FirstEnergy Corp.:
2.75% 3/15/18	5,228	5,011
4.25% 3/15/23	9,248	8,381
7.375% 11/15/31	10,706	10,797
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	12,930
Indiana Michigan Power Co. 3.2% 3/15/23	5,866	5,507
LG&E and KU Energy LLC:
2.125% 11/15/15	5,251	5,363
3.75% 11/15/20	1,034	1,039
Nevada Power Co. 6.5% 8/1/18	2,642	3,146
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	619	623
Northeast Utilities:
1.45% 5/1/18	1,676	1,613
2.8% 5/1/23	7,613	6,986
Pennsylvania Electric Co. 6.05% 9/1/17	618	693
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,398
PPL Capital Funding, Inc. 3.4% 6/1/23	3,630	3,395
Progress Energy, Inc. 4.4% 1/15/21	405	427
Sierra Pacific Power Co. 5.45% 9/1/13	2,624	2,624
Southern Co. 2.375% 9/15/15	393	404
West Penn Power Co. 5.95% 12/15/17 (f)	6,500	7,402
		116,577
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	357	403
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,565
		2,968
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,703	1,763
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	$ 333	$ 383
Dominion Resources, Inc.:
1.95% 8/15/16	246	250
2.5756% 9/30/66 (k)	16,990	15,825
7.5% 6/30/66 (k)	5,485	5,924
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	3,287	3,885
National Grid PLC 6.3% 8/1/16	973	1,100
NiSource Finance Corp.:
4.45% 12/1/21	2,934	3,002
5.25% 9/15/17	682	755
5.25% 2/15/43	6,481	6,231
5.4% 7/15/14	7,266	7,547
5.45% 9/15/20	980	1,077
5.8% 2/1/42	3,785	3,914
6.4% 3/15/18	2,230	2,571
6.8% 1/15/19	4,065	4,757
Sempra Energy:
2% 3/15/14	2,355	2,372
2.875% 10/1/22	6,192	5,707
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	4,882	5,065
		70,365
TOTAL UTILITIES		191,673
TOTAL NONCONVERTIBLE BONDS		2,042,848
TOTAL CORPORATE BONDS (Cost $2,026,495)		2,044,642
U.S. Treasury Obligations - 6.0%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 10/3/13 (i)	8,110	8,110
U.S. Treasury Bonds 3.625% 8/15/43	140,714	138,603
U.S. Treasury Notes:
0.625% 8/15/16	75,125	74,796
0.625% 5/31/17 (j)	455,509	446,505
0.875% 2/28/17	425,833	423,338
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes: - continued
0.875% 4/30/17	$ 246,018	$ 243,846
4.625% 2/15/17	20,023	22,466
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,362,588)		1,357,664
U.S. Government Agency - Mortgage Securities - 4.1%

Fannie Mae - 3.7%
2.303% 6/1/36 (k)	175	186
2.5% 11/1/27 to 8/1/43	31,264	29,558
2.753% 7/1/37 (k)	344	363
3% 8/1/42 to 9/1/43	41,096	39,333
3% 9/1/43 (h)	6,800	6,501
3% 9/1/43 (h)	6,800	6,501
3% 9/1/43 (h)	4,500	4,302
3% 9/1/43 (h)	4,500	4,302
3% 9/1/43 (h)	18,300	17,495
3% 9/1/43 (h)	9,000	8,604
3% 9/1/43 (h)	12,500	11,950
3% 9/1/43 (h)	5,800	5,545
3.5% 5/1/42 to 8/1/43	227,750	225,112
4% 2/1/35 to 1/1/42	11,436	11,802
4% 9/1/43 (h)	27,800	28,667
4% 9/1/43 (h)	58,400	60,220
4% 9/1/43 (h)	4,100	4,228
4% 9/1/43 (h)	4,500	4,640
4% 9/1/43 (h)	17,900	18,458
4% 10/1/43 (h)	6,500	6,684
4.5% 12/1/23 to 7/1/41	7,755	8,199
4.5% 9/1/43 (h)	53,400	56,337
4.5% 9/1/43 (h)	28,500	30,068
4.5% 9/1/43 (h)	28,500	30,068
4.5% 10/1/43 (h)	81,900	86,187
5% 9/1/43 (h)	35,600	38,265
5% 10/1/43 (h)	35,600	38,179
5.5% 9/1/24	4,373	4,705
5.5% 9/1/43 (h)	28,600	31,049
5.5% 9/1/43 (h)	8,250	8,956
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 6/1/35 to 8/1/37	$ 8,052	$ 8,899
6.5% 7/1/32 to 8/1/36	1,469	1,642
TOTAL FANNIE MAE		837,005
Freddie Mac - 0.1%
2.5% 5/1/28	3,400	3,368
3% 1/1/43	6,862	6,547
3.126% 10/1/35 (k)	230	246
3.5% 4/1/32 to 6/1/43	9,177	9,034
4% 6/1/24 to 9/1/25	2,036	2,142
4.5% 7/1/25 to 12/1/40	829	877
5% 3/1/19	2,228	2,366
5.5% 1/1/34 to 3/1/40	1,507	1,629
6% 7/1/37 to 8/1/37	591	644
6.5% 3/1/36	1,039	1,166
TOTAL FREDDIE MAC		28,019
Ginnie Mae - 0.3%
3.5% 11/15/41 to 3/15/42	587	593
4% 1/15/25 to 9/15/41	46,455	48,546
4% 9/1/43 (h)	10,600	11,028
5.5% 12/15/31 to 1/15/39	3,632	3,993
6% 2/15/34 to 9/20/38	10,067	11,218
TOTAL GINNIE MAE		75,378
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $949,678)		940,402
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (k)	729	656
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (k)	371	346
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (k)	18	18
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,410
Class D, 3.31% 10/8/19	880	880
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (k)	$ 72	$ 65
Series 2004-R2 Class M3, 1.0091% 4/25/34 (k)	107	64
Series 2005-R2 Class M1, 0.6341% 4/25/35 (k)	1,662	1,636
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (k)	53	49
Series 2004-W11 Class M2, 1.2341% 11/25/34 (k)	616	560
Series 2004-W7 Class M1, 1.0091% 5/25/34 (k)	1,600	1,488
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (k)	1,364	490
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0091% 4/25/34 (k)	2,323	2,194
Series 2006-HE2 Class M1, 0.5541% 3/25/36 (k)	35	1
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (f)(k)	239	200
Class C, 1.2841% 7/20/39 (f)(k)	372	16
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (k)	1,978	1,140
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (f)	1,553	1,552
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6391% 4/25/34 (k)	115	87
Series 2004-4 Class M2, 0.9791% 6/25/34 (k)	605	557
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (k)	43	39
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (k)	319	243
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (k)	18	15
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	12,280	12,256
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9191% 1/25/35 (k)	1,041	803
Class M4, 1.2041% 1/25/35 (k)	399	91
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (f)(k)	3,122	2,437
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (f)(k)	83	79
Series 2006-2A:
Class A, 0.3641% 11/15/34 (f)(k)	1,216	1,099
Class B, 0.4641% 11/15/34 (f)(k)	439	370
Class C, 0.5641% 11/15/34 (f)(k)	729	524
Class D, 0.9341% 11/15/34 (f)(k)	277	173
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (f)(k)	$ 1,356	$ 1,349
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (k)	342	330
Series 2003-3 Class M1, 1.4741% 8/25/33 (k)	654	597
Series 2003-5 Class A2, 0.8841% 12/25/33 (k)	36	32
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (k)	1,642	772
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4841% 7/25/36 (k)	3,185	163
Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (k)	1,641	1,596
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (k)	418	409
Series 2006-A Class 2C, 1.4261% 3/27/42 (k)	2,909	440
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (k)	597	11
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (k)	146	117
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (k)	506	437
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (k)	822	792
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (k)	2,591	2,394
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (k)	63	62
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (k)	439	409
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (k)	457	185
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (k)	1,566	1,332
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (d)(f)(k)	621	0
Series 2006-1A Class A, 1.5841% 3/20/11 (d)(f)(k)	1,290	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (k)	585	491
Class M4, 1.6341% 9/25/34 (k)	750	226
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (k)	1,620	1,378
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (k)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (k)	1,202	1,097
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (k)	1,266	964
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (k)	59	41
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	$ 311	$ 312
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (k)	32	30
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (f)(k)	2,197	66
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (f)(k)	1,964	1,738
TOTAL ASSET-BACKED SECURITIES (Cost $40,677)		49,313
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7441% 1/25/35 (k)	1,683	1,618
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (k)	950	942
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2541% 12/20/54 (f)(k)	6,679	6,556
Class A5, 0.3241% 12/20/54 (f)(k)	5,379	5,280
Series 2006-2 Class A4, 0.2641% 12/20/54 (k)	1,993	1,956
Series 2006-3:
Class A3, 0.2641% 12/20/54 (k)	960	942
Class A7, 0.3841% 12/20/54 (k)	1,043	1,024
Class M2, 0.7441% 12/20/54 (k)	5,460	4,928
Series 2006-4:
Class A4, 0.2841% 12/20/54 (k)	3,059	3,003
Class B1, 0.3641% 12/20/54 (k)	4,556	4,207
Class M1, 0.5241% 12/20/54 (k)	1,198	1,081
Series 2007-1:
Class 1B1, 0.3241% 12/20/54 (k)	5,806	5,362
Class 1M1, 0.4841% 12/20/54 (k)	1,611	1,454
Class 2A1, 0.3241% 12/20/54 (k)	2,400	2,356
Class 2M1, 0.6841% 12/20/54 (k)	2,067	1,865
Series 2007-2:
Class 1B1, 0.3441% 12/17/54 (k)	767	708
Class 2C1, 1.0441% 12/17/54 (k)	2,864	2,512
sequential payer Series 2006-3 Class B2, 0.5241% 12/20/54 (k)	5,461	5,043
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
Series 2007-2 Class 3A1, 0.3641% 12/17/54 (k)	$ 428	$ 420
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (k)	472	451
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (k)	1,590	1,263
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (k)	657	490
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (k)	1,210	1,035
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (k)	1,749	1,679
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (f)(k)	781	720
Class B6, 3.035% 7/10/35 (f)(k)	166	155
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (f)(k)	34	34
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (k)	33	31
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (k)	190	188
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.39% 9/25/36 (k)	2,694	2,488
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8241% 9/25/43 (k)	3,477	3,306
TOTAL PRIVATE SPONSOR		63,097
U.S. Government Agency - 0.0%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4841% 5/25/35 (k)	1,072	1,075
Series 2007-36 Class F, 0.4141% 4/25/37 (k)	1,669	1,672
Series 2013-62 Class FA, 0.4841% 6/25/43 (k)	6,304	6,295
floater sequential payer Series 2012-120 Class FE 0.4841% 2/25/39 (k)	2,776	2,756
TOTAL U.S. GOVERNMENT AGENCY		11,798
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,144)		74,895
Commercial Mortgage Securities - 2.1%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (k)(m)	$ 518	$ 16
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	285	285
Series 2006-2 Class AAB, 5.7116% 5/10/45 (k)	737	763
Series 2006-3 Class A4, 5.889% 7/10/44	750	822
Series 2006-5 Class A2, 5.317% 9/10/47	3,470	3,494
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,682
Series 2007-4 Class A3, 5.8103% 2/10/51 (k)	803	828
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	4,082	4,251
Series 2006-6 Class E, 5.619% 10/10/45 (f)	759	84
Series 2007-3:
Class A3, 5.5595% 6/10/49 (k)	2,194	2,200
Class A4, 5.5595% 6/10/49 (k)	2,739	3,033
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,878	3,121
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (f)(k)	54	39
Series 2005-3A:
Class A2, 0.5841% 11/25/35 (f)(k)	458	386
Class M1, 0.6241% 11/25/35 (f)(k)	60	42
Class M2, 0.6741% 11/25/35 (f)(k)	76	53
Class M3, 0.6941% 11/25/35 (f)(k)	68	46
Class M4, 0.7841% 11/25/35 (f)(k)	85	53
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (f)(k)	1,204	989
Class B1, 1.5841% 1/25/36 (f)(k)	104	22
Class M1, 0.6341% 1/25/36 (f)(k)	388	216
Class M2, 0.6541% 1/25/36 (f)(k)	117	61
Class M3, 0.6841% 1/25/36 (f)(k)	170	88
Class M4, 0.7941% 1/25/36 (f)(k)	94	46
Class M5, 0.8341% 1/25/36 (f)(k)	94	33
Class M6, 0.8841% 1/25/36 (f)(k)	100	30
Series 2006-1:
Class A2, 0.5441% 4/25/36 (f)(k)	185	151
Class M1, 0.5641% 4/25/36 (f)(k)	66	46
Class M2, 0.5841% 4/25/36 (f)(k)	70	48
Class M3, 0.6041% 4/25/36 (f)(k)	60	39
Class M4, 0.7041% 4/25/36 (f)(k)	34	21
Class M5, 0.7441% 4/25/36 (f)(k)	33	18
Class M6, 0.8241% 4/25/36 (f)(k)	66	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M1, 0.4941% 7/25/36 (f)(k)	$ 174	$ 106
Class M2, 0.5141% 7/25/36 (f)(k)	123	72
Class M3, 0.5341% 7/25/36 (f)(k)	102	47
Class M4, 0.6041% 7/25/36 (f)(k)	69	30
Class M5, 0.6541% 7/25/36 (f)(k)	85	30
Series 2006-3A Class M4, 0.6141% 10/25/36 (f)(k)	114	17
Series 2006-4A:
Class A2, 0.4541% 12/25/36 (f)(k)	3,582	2,548
Class M1, 0.4741% 12/25/36 (f)(k)	239	132
Class M2, 0.4941% 12/25/36 (f)(k)	159	44
Class M3, 0.5241% 12/25/36 (f)(k)	160	33
Series 2007-1 Class A2, 0.4541% 3/25/37 (f)(k)	735	480
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (f)(k)	721	556
Class A2, 0.5041% 7/25/37 (f)(k)	676	339
Class M1, 0.5541% 7/25/37 (f)(k)	237	65
Class M2, 0.5941% 7/25/37 (f)(k)	130	22
Class M3, 0.6741% 7/25/37 (f)(k)	131	13
Class M4, 0.8341% 7/25/37 (f)(k)	260	10
Class M5, 0.9341% 7/25/37 (f)(k)	77	2
Series 2007-3:
Class A2, 0.4741% 7/25/37 (f)(k)	724	452
Class M1, 0.4941% 7/25/37 (f)(k)	144	68
Class M2, 0.5241% 7/25/37 (f)(k)	154	45
Class M3, 0.5541% 7/25/37 (f)(k)	242	56
Class M4, 0.6841% 7/25/37 (f)(k)	380	77
Class M5, 0.7841% 7/25/37 (f)(k)	199	29
Class M6, 0.9841% 7/25/37 (f)(k)	132	16
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (f)(k)	278	26
Class M2, 1.2341% 9/25/37 (f)(k)	278	21
Class M4, 1.7841% 9/25/37 (f)(k)	297	14
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(m)	1,849	72
Series 2006-3A, Class IO, 3.8179% 10/25/36 (f)(k)(m)	22,941	530
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(k)(m)	4,785	335
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (f)(k)	653	620
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8:
Class E, 0.4841% 3/15/22 (f)(k)	$ 3,391	$ 3,153
Class F, 0.5341% 3/15/22 (f)(k)	2,081	1,893
Class G, 0.5841% 3/15/22 (f)(k)	534	475
Class H, 0.7341% 3/15/22 (f)(k)	653	567
Class J, 0.8841% 3/15/22 (f)(k)	653	552
sequential payer:
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,559	2,578
Series 2007-PW16:
Class A4, 5.7131% 6/11/40 (k)	769	864
Class AAB, 5.7131% 6/11/40 (k)	4,879	5,066
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,820	6,511
Series 2006-PW13 Class A3, 5.518% 9/11/41	1,568	1,567
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (f)(k)(m)	12,399	21
Series 2006-T22 Class A4, 5.5802% 4/12/38 (k)	164	178
Series 2006-T24 Class X2, 0.4448% 10/12/41 (f)(k)(m)	2,945	1
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (f)(k)(m)	85,021	565
Series 2007-T28 Class X2, 0.1575% 9/11/42 (f)(k)(m)	46,342	159
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (f)(k)	599	560
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,544	1,574
Class XCL, 1.198% 5/15/35 (f)(k)(m)	3,685	59
Citigroup Commercial Mortgage Trust Series 2007-C6:
Class A2, 5.6962% 12/10/49 (k)	10	10
Class A4, 5.6962% 12/10/49 (k)	4,371	4,895
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	16,063	17,572
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,279	1,306
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	236
Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,468	1,078
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (f)(k)	139	134
Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (f)(k)	604	596
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer Series 2007-C9 Class A4, 5.8% 12/10/49 (k)	$ 2,907	$ 3,292
Series 2006-C8 Class XP, 0.4666% 12/10/46 (k)(m)	13,930	19
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,524	1,657
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)	333	332
Series 2007-C3 Class A4, 5.6829% 6/15/39 (k)	528	577
Series 2006-C5 Class ASP, 0.6595% 12/15/39 (k)(m)	9,772	17
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	1,189	1,324
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (f)(k)	4,688	4,239
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	420	421
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (k)(m)	276	0*
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (f)(k)(m)	424	0*
Series 2006-C1 Class A3, 5.392% 2/15/39 (k)	3,211	3,257
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (f)(k)	497	492
Class C:
0.3541% 2/15/22 (f)(k)	2,047	2,013
0.4541% 2/15/22 (f)(k)	731	708
Class F, 0.5041% 2/15/22 (f)(k)	1,462	1,406
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (k)(m)	16,196	31
Class B, 5.487% 2/15/40 (f)(k)	2,009	295
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9859% 12/5/31 (f)(k)	1,420	1,419
Class A2FL, 0.8859% 12/5/31 (f)(k)	1,520	1,509
Class BFL, 1.2859% 12/5/31 (f)(k)	5,610	5,611
Class CFL, 1.6859% 12/5/31 (f)(k)	3,980	3,972
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,769
Series 2001-1 Class X1, 2.0442% 5/15/33 (f)(k)(m)	599	8
Series 2007-C1 Class XP, 0.1582% 12/10/49 (k)(m)	17,696	21
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (f)(k)	$ 494	$ 486
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	37,206
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (f)(k)(m)	20,242	68
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (f)(k)	881	882
Class C, 2.0056% 3/6/20 (f)(k)	7,500	7,519
Class D, 2.2018% 3/6/20 (f)(k)	3,090	3,098
Class F, 2.6334% 3/6/20 (f)(k)	136	136
Class G, 2.7903% 3/6/20 (f)(k)	67	67
Class H, 3.3004% 3/6/20 (f)(k)	62	62
Class J, 4.0852% 3/6/20 (f)(k)	85	85
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,183	2,196
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	35	35
Series 2007-GG10 Class A2, 5.778% 8/10/45	265	267
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (f)(k)	563	550
Class C, 0.3941% 11/15/18 (f)(k)	400	389
Class D, 0.4141% 11/15/18 (f)(k)	178	169
Class E, 0.4641% 11/15/18 (f)(k)	255	243
Class F, 0.5141% 11/15/18 (f)(k)	383	363
Class G, 0.5441% 11/15/18 (f)(k)	332	314
Class H, 0.6841% 11/15/18 (f)(k)	255	239
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (k)	577	585
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	915
Series 2006-LDP9 Class A3, 5.336% 5/15/47	11,253	12,332
Series 2007-CB19 Class A4, 5.711% 2/12/49 (k)	4,648	5,178
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (k)	1,714	1,755
Class A4, 5.8137% 6/15/49 (k)	33,014	36,773
Series 2007-LDPX Class A3, 5.42% 1/15/49	18,477	20,317
Series 2005-LDP3 Class A3, 4.959% 8/15/42	76	76
Series 2006-CB17 Class A3, 5.45% 12/12/43	108	108
Series 2006-LDP7 Class A4, 5.8629% 4/15/45 (k)	1,390	1,524
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.711% 2/12/49 (k)	$ 112	$ 43
Class C, 5.711% 2/12/49 (k)	294	60
Class D, 5.711% 2/12/49 (k)	309	35
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (k)	108	13
Class ES, 5.5357% 1/15/49 (f)(k)	679	8
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (k)	1,054	1,185
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1	1
Series 2006-C6 Class A4, 5.372% 9/15/39	591	651
Series 2006-C7 Class A2, 5.3% 11/15/38	678	709
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,475
Series 2007-C2 Class A3, 5.43% 2/15/40	2,427	2,658
Series 2006-C6 Class XCP, 0.673% 9/15/39 (k)(m)	5,045	1
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (k)(m)	1,795	3
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,642	1,798
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,744	3,009
Class XCP, 0.2714% 9/15/45 (k)(m)	79,675	306
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (f)(k)	421	417
Class E, 0.4741% 9/15/21 (f)(k)	1,518	1,487
Class F, 0.5241% 9/15/21 (f)(k)	1,255	1,217
Class G, 0.5441% 9/15/21 (f)(k)	2,478	2,379
Class H, 0.5841% 9/15/21 (f)(k)	639	601
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4193% 1/12/44 (f)(k)	1,143	1,006
Series 2006-C1 Class A2, 5.6376% 5/12/39 (k)	513	514
Series 2007-C1 Class A4, 5.8499% 6/12/50 (k)	4,974	5,553
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,137
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (k)	67	67
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	714	738
Series 2007-5:
Class A4, 5.378% 8/12/48	8,380	9,168
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class B, 5.479% 8/12/48	$ 3,942	$ 1,244
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	10,897	11,935
Series 2007-7 Class A4, 5.7364% 6/12/50 (k)	4,599	5,109
Series 2006-4 Class XP, 0.6175% 12/12/49 (k)(m)	18,655	154
Series 2007-6 Class B, 5.635% 3/12/51 (k)	1,314	288
Series 2007-7 Class B, 5.7364% 6/12/50 (k)	114	8
Series 2007-8 Class A3, 5.8968% 8/12/49 (k)	1,133	1,271
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (f)(k)	393	294
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (f)(k)	754	735
Class D, 0.374% 10/15/20 (f)(k)	732	705
Class E, 0.434% 10/15/20 (f)(k)	916	863
Class F, 0.484% 10/15/20 (f)(k)	550	513
Class G, 0.524% 10/15/20 (f)(k)	680	627
Class H, 0.614% 10/15/20 (f)(k)	428	373
Class J, 0.764% 10/15/20 (f)(k)	247	94
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	618	629
Series 2006-IQ11 Class A4, 5.682% 10/15/42 (k)	353	382
Series 2006-T23 Class A3, 5.8075% 8/12/41 (k)	671	671
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	10,971	12,112
Class AAB, 5.654% 4/15/49	2,639	2,654
Class B, 5.7275% 4/15/49 (k)	323	56
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	185	73
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (f)(k)	1,672	1,538
Class G, 0.5441% 9/15/21 (f)(k)	1,953	1,796
Class J, 0.7841% 9/15/21 (f)(k)	434	369
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (f)(k)	4,581	4,088
Class LXR1, 0.8841% 6/15/20 (f)(k)	162	141
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	19,766	21,778
Series 2007-C31 Class A4, 5.509% 4/15/47	38,680	42,333
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (k)	$ 24,570	$ 26,811
Class A5, 5.9241% 2/15/51 (k)	870	980
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,364
Series 2005-C22:
Class B, 5.3802% 12/15/44 (k)	2,914	2,370
Class F, 5.3802% 12/15/44 (f)(k)	2,191	658
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	7,210	7,850
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	3,942	3,173
Class D, 5.513% 12/15/43 (k)	2,102	1,305
Class XP, 0.4764% 12/15/43 (f)(k)(m)	10,637	26
Series 2007-C31 Class C, 5.6796% 4/15/47 (k)	361	251
Series 2007-C31A Class A2, 5.421% 4/15/47	5,428	5,436
Series 2007-C32:
Class D, 5.7482% 6/15/49 (k)	987	398
Class E, 5.7482% 6/15/49 (k)	1,556	481
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $413,119)		464,614
Municipal Securities - 0.8%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	2,300	2,342
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,574
7.3% 10/1/39	18,960	23,692
7.5% 4/1/34	8,780	11,095
7.55% 4/1/39	14,130	18,289
7.6% 11/1/40	16,260	21,308
7.625% 3/1/40	2,920	3,800
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	5,595	6,216
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	40,890	35,874
Series 2010, 4.421% 1/1/15	5,980	6,182
Series 2010-1, 6.63% 2/1/35	17,960	17,719
Series 2010-3:
6.725% 4/1/35	8,580	8,542
7.35% 7/1/35	5,140	5,423
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18	$ 5,045	$ 5,384
5.877% 3/1/19	12,490	13,406
TOTAL MUNICIPAL SECURITIES (Cost $191,264)		180,846
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 5.625% 1/7/41	5,582	5,387
Italian Republic:
3.125% 1/26/15	10,287	10,532
4.5% 1/21/15	7,717	8,041
4.75% 1/25/16	7,716	8,170
5.375% 6/12/17	4,630	5,009
Russian Federation 3.25% 4/4/17 (f)	800	825
United Mexican States 4.75% 3/8/44	6,152	5,352
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $44,222)		43,316
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $971)	951	997
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (g)(k)	1,204	1,329
TOTAL PREFERRED SECURITIES (Cost $1,359)		1,329
Fixed-Income Funds - 9.1%
	Shares
Fidelity High Income Central Fund 2 (l)	5,740,220	656,337
Fidelity Mortgage Backed Securities Central Fund (l)	13,333,790	1,402,181
TOTAL FIXED-INCOME FUNDS (Cost $1,957,553)		2,058,518
Money Market Funds - 2.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	461,947,286	$ 461,947
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	5,913,700	5,914
TOTAL MONEY MARKET FUNDS (Cost $467,861)		467,861
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $19,975,173)		23,180,575
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(507,983)
NET ASSETS - 100%		$ 22,672,592
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 9/1/43	$ (17,500)	(15,909)
3% 9/1/43	(14,700)	(14,053)
3% 9/1/43	(19,400)	(18,547)
3% 9/1/43	(6,800)	(6,501)
3% 9/1/43	(41,000)	(39,197)
3% 9/1/43	(9,000)	(8,604)
3% 9/1/43	(12,500)	(11,950)
3% 9/1/43	(5,800)	(5,545)
3.5% 9/1/43	(63,700)	(63,526)
4% 9/1/43	(17,900)	(18,458)
4% 9/1/43	(21,300)	(21,964)
4% 9/1/43	(17,900)	(18,458)
4% 9/1/43	(6,500)	(6,703)
4.5% 9/1/43	(81,900)	(86,405)
4.5% 9/1/43	(28,500)	(30,068)
5% 9/1/43	(35,600)	(38,265)
5.5% 9/1/43	(8,250)	(8,956)
5.5% 9/1/43	(8,250)	(8,956)
TOTAL FANNIE MAE		(422,065)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac
3% 9/1/43	$ (6,800)	$ (6,479)
Ginnie Mae
3.5% 9/1/43	(500)	(504)
4% 9/1/43	(10,600)	(11,005)
4% 9/1/43	(4,100)	(4,257)
4% 9/1/43	(4,500)	(4,672)
TOTAL GINNIE MAE		(20,438)
TOTAL TBA SALE COMMITMENTS (Proceeds $451,132)		$ (448,982)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,198 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 179,280	$ 1,769
The face value of futures purchased as a percentage of net assets is 0.8%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	$ 2,403	$ (2,271)	$ 0	$ (2,271)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,957	(1,850)	0	(1,850)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	259	(245)	0	(245)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,957	(1,850)	0	(1,850)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,885	(1,782)	0	(1,782)
Swaps
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection - continued
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	$ 1,655	$ (1,564)	$ 0	$ (1,564)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	2.5%	475	(444)	0	(444)
TOTAL CREDIT DEFAULT SWAPS						$ (10,006)	$ 0	$ (10,006)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $344,043,000 or 1.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,110,000.
(j) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $12,371,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,719,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jumptap, Inc. Series G	6/29/12	$ 6,429
Legend Pictures LLC	9/23/10	$ 6,428
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 946
Fidelity Corporate Bond 1-10 Year Central Fund	4,753
Fidelity High Income Central Fund 2	40,119
Fidelity Mortgage Backed Securities Central Fund	30,238
Fidelity Securities Lending Cash Central Fund	1,695
Total	$ 77,751
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 401,162	$ -	$ 402,521*	$ -	0.0%
Fidelity High Income Central Fund 2	614,582	40,119	-	656,337	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,971,158	322,211	830,072	1,402,181	10.2%
Total	$ 2,986,902	$ 362,330	$ 1,232,593	$ 2,058,518
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kayak Software Corp.	$ 5,542	$ 2,376	$ 11,547	$ -	$ -
Total	$ 5,542	$ 2,376	$ 11,547	$ -	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,753,125	$ 1,737,671	$ -	$ 15,454
Consumer Staples	1,632,933	1,584,948	47,985	-
Energy	1,624,832	1,624,832	-	-
Financials	2,580,317	2,521,239	59,078	-
Health Care	1,999,651	1,999,651	-	-
Industrials	1,576,298	1,576,298	-	-
Information Technology	2,868,678	2,868,678	-	-
Materials	593,163	593,163	-	-
Telecommunication Services	352,620	352,620	-	-
Utilities	514,561	514,561	-	-
Corporate Bonds	2,044,642	-	2,044,642	-
U.S. Government and Government Agency Obligations	1,357,664	-	1,357,664	-
U.S. Government Agency - Mortgage Securities	940,402	-	940,402	-
Asset-Backed Securities	49,313	-	43,468	5,845
Collateralized Mortgage Obligations	74,895	-	74,020	875
Commercial Mortgage Securities	464,614	-	464,106	508
Municipal Securities	180,846	-	180,846	-
Foreign Government and Government Agency Obligations	43,316	-	43,316	-
Bank Notes	997	-	997	-
Preferred Securities	1,329	-	1,329	-
Fixed-Income Funds	2,058,518	2,058,518	-	-
Money Market Funds	467,861	467,861	-	-
Total Investments in Securities:	$ 23,180,575	$ 17,900,040	$ 5,257,853	$ 22,682
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 1,769	$ 1,769	$ -	$ -
Liabilities
Swaps	$ (10,006)	$ -	$ (10,006)	$ -
Total Derivative Instruments:	$ (8,237)	$ 1,769	$ (10,006)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (448,982)	$ -	$ (448,982)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (10,006)
Equity Risk
Futures Contracts (a)	1,769	-
Total Value of Derivatives	$ 1,769	$ (10,006)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	14.6%
AAA,AA,A	5.5%
BBB	6.0%
BB	1.2%
B	1.8%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.3%
Equities	68.4%
Short-Term Investments and Net Other Assets	1.7%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
United Kingdom	2.4%
Ireland	1.5%
Netherlands	1.2%
Others (Individually Less Than 1%)	4.9%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $5,525) - See accompanying schedule: Unaffiliated issuers (cost $17,549,759)	$ 20,654,196
Fidelity Central Funds (cost $2,425,414)	2,526,379
Total Investments (cost $19,975,173)		$ 23,180,575
Foreign currency held at value (cost $100)		100
Receivable for investments sold, regular delivery		53,846
Receivable for TBA sale commitments		451,132
Receivable for swaps		3
Receivable for fund shares sold		18,317
Dividends receivable		25,611
Interest receivable		35,149
Distributions receivable from Fidelity Central Funds		51
Receivable from investment adviser for expense reductions		6
Other receivables		1,536
Total assets		23,766,326

Liabilities
Payable to custodian bank	$ 41
Payable for investments purchased Regular delivery	65,930
Delayed delivery	521,874
TBA sale commitments, at value	448,982
Payable for swaps	945
Payable for fund shares redeemed	28,041
Bi-lateral OTC swaps, at value	10,006
Accrued management fee	7,738
Payable for daily variation margin for derivative instruments	593
Other affiliated payables	2,596
Other payables and accrued expenses	1,074
Collateral on securities loaned, at value	5,914
Total liabilities		1,093,734

Net Assets		$ 22,672,592
Net Assets consist of:
Paid in capital		$ 18,709,943
Undistributed net investment income		97,655
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		665,708
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,199,286
Net Assets		$ 22,672,592

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Balanced: Net Asset Value, offering price and redemption price per share ($16,342,200 ÷ 747,786 shares)	$ 21.85

Class K: Net Asset Value, offering price and redemption price per share ($6,330,392 ÷ 289,670 shares)	$ 21.85

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Dividends		$ 265,436
Interest		153,405
Income from Fidelity Central Funds		77,751
Total income		496,592

Expenses
Management fee	$ 87,739
Transfer agent fees	28,185
Accounting and security lending fees	2,068
Custodian fees and expenses	408
Independent trustees' compensation	132
Appreciation in deferred trustee compensation account	1
Registration fees	342
Audit	158
Legal	103
Miscellaneous	201
Total expenses before reductions	119,337
Expense reductions	(2,513)	116,824
Net investment income (loss)		379,768
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,519,193
Fidelity Central Funds	75,359
Other affiliated issuers	3,376
Foreign currency transactions	(113)
Futures contracts	32,670
Swaps	(12,561)
Total net realized gain (loss)		1,617,924
Change in net unrealized appreciation (depreciation) on: Investment securities	298,497
Assets and liabilities in foreign currencies	6
Futures contracts	(5,931)
Swaps	11,962
Delayed delivery commitments	4,718
Total change in net unrealized appreciation (depreciation)		309,252
Net gain (loss)		1,927,176
Net increase (decrease) in net assets resulting from operations		$ 2,306,944

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 379,768	$ 401,529
Net realized gain (loss)	1,617,924	(1,032)
Change in net unrealized appreciation (depreciation)	309,252	1,842,236
Net increase (decrease) in net assets resulting from operations	2,306,944	2,242,733
Distributions to shareholders from net investment income	(352,712)	(379,925)
Share transactions - net increase (decrease)	99,632	(947,824)
Total increase (decrease) in net assets	2,053,864	914,984

Net Assets
Beginning of period	20,618,728	19,703,744
End of period (including undistributed net investment income of $97,655 and undistributed net investment income of $84,489, respectively)	$ 22,672,592	$ 20,618,728

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Balanced

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.71
Income from Investment Operations
Net investment income (loss) B	.36	.37	.35	.36	.38
Net realized and unrealized gain (loss)	1.88	1.76	1.91	.88	(2.29)
Total from investment operations	2.24	2.13	2.26	1.24	(1.91)
Distributions from net investment income	(.34)	(.35)	(.35)	(.36)	(.37)
Distributions from net realized gain	-	-	(.01)	(.01)	(.03)
Total distributions	(.34)	(.35)	(.36)	(.37)	(.40)
Net asset value, end of period	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Total Return A	11.32%	11.89%	13.88%	8.06%	(10.48)%
Ratios to Average Net Assets C, E
Expenses before reductions	.58%	.60%	.61%	.62%	.68%
Expenses net of fee waivers, if any	.58%	.60%	.61%	.62%	.68%
Expenses net of all reductions	.57%	.59%	.60%	.61%	.68%
Net investment income (loss)	1.72%	1.98%	1.92%	2.18%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$ 16,342	$ 15,016	$ 15,602	$ 16,764	$ 17,225
Portfolio turnover rate D	244% F	155%	193% F	122%	198% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.72
Income from Investment Operations
Net investment income (loss) B	.39	.40	.38	.38	.40
Net realized and unrealized gain (loss)	1.87	1.76	1.90	.88	(2.29)
Total from investment operations	2.26	2.16	2.28	1.26	(1.89)
Distributions from net investment income	(.36)	(.38)	(.38)	(.38)	(.40)
Distributions from net realized gain	-	-	(.01)	(.01)	(.03)
Total distributions	(.36)	(.38)	(.38) F	(.39)	(.43)
Net asset value, end of period	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Total Return A	11.45%	12.03%	14.04%	8.23%	(10.33)%
Ratios to Average Net Assets C, E
Expenses before reductions	.47%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.46%	.47%	.47%	.47%	.50%
Net investment income (loss)	1.83%	2.10%	2.05%	2.32%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 6,330	$ 5,603	$ 4,102	$ 2,692	$ 2,014
Portfolio turnover rate D	244% G	155%	193% G	122%	198% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Options Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivates clearing organizations

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3. Significant Accounting Policies - continued

Investment Valuation - continued

(clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,291,797
Gross unrealized depreciation	(272,766)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,019,031

Tax Cost	$ 20,161,544

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 77,396
Undistributed long-term capital gain	$ 874,797
Net unrealized appreciation (depreciation)	$ 3,011,146

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 352,712	$ 379,925

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (12,561)	$ 11,962
Equity Risk
Futures Contracts	32,670	(5,931)
Totals (a)	$ 20,109	$ 6,031

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

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4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $15,698,281 and $15,491,420, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Balanced	$ 25,180.16
Class K	3,005.05
	$ 28,185

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $424 for the period.

Other Affiliated Transactions. On January 4, 2013, the Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by the 1-10 Year Board. Under the plan, 1-10 Year distributed in-kind all of its net assets to its shareholders pro rata at its NAV per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $347,566 in return for 3,056 shares of 1-10 Year. Because 1-10 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $251. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,695 (including $11 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,474 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $33.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Balanced	$ 249,039	$ 281,775
Class K	103,673	98,150
Total	$ 352,712	$ 379,925

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Balanced
Shares sold	125,541	101,057	$ 2,652,879	$ 1,914,819
Reinvestment of distributions	11,563	14,566	238,686	271,000
Shares redeemed	(141,860)	(221,553)	(2,965,223)	(4,157,808)
Net increase (decrease)	(4,756)	(105,930)	$ (73,658)	$ (1,971,989)
Class K
Shares sold	69,664	117,984	$ 1,451,163	$ 2,217,745
Reinvestment of distributions	5,019	5,255	103,673	98,150
Shares redeemed	(65,784)	(68,166)	(1,381,546)	(1,291,730)
Net increase (decrease)	8,899	55,073	$ 173,290	$ 1,024,165

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Ronald P. O'Hanley, James C. Curvey, Ned C. Lautenbach and William S. Stavropoulos, each of the Trustees oversees 166 funds. Ronald P. O'Hanley, Ned C. Lautenbach and William S. Stavropoulos each oversees 230 funds. James C. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee and Chairman of the Board of Trustees of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present), Deputy Treasurer (2013-present), and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President (2011-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith also serves as Assistant Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividend	Capital Gain
Balanced	10/14/13	10/11/13	$0.108	$0.851

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $919,707,777, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.51% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Balanced designates $135,777,634 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Balanced designates 18%, 61%, 91% and 91% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Balanced designates 21%, 72%, 100% and 100% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for a sleeve of the fund in March 2011, April 2013, and June 2013.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BAL-UANN-1013
1.789243.110

Fidelity®

Balanced

Fund -
Class K

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class K A	11.45%	6.68%	7.53%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Balanced Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund - Class K on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Major equity benchmarks set record highs during the 12 months ending August 31, 2013, fueled by an improving global economy and accommodative monetary policies worldwide. The broad-based S&P 500® Index rose 18.70% for the 12 months, setting new highs, while the blue-chip-laden Dow Jones Industrial AverageSM also achieved significant milestones en route to climbing 16.13%. The growth-oriented Nasdaq Composite Index® advanced 18.75%. Stocks slipped early on as investors grew anxious about the U.S. presidential election and the federal debt limit. Markets quickly rebounded and rose through late May, but concern over the U.S. Federal Reserve tapering its bond-buying program prompted a brief, but steep, market sell-off in June. Stocks recovered when the Fed said no moves were imminent, but doubt returned in August as a military strike on Syria loomed. On the bond side of the ledger, U.S. high-income securities rallied alongside equities for most of the period, but cooled off in May and June as interest rates spiked on possible Fed tightening. The sector still advanced solidly, with The BofA Merrill LynchSM US High Yield Constrained Index returning 7.55%. The more rate-sensitive U.S. investment-grade bond category fared far worse, as reflected in the -2.47% return of the Barclays® U.S. Aggregate Bond Index, its largest trailing one-year loss in almost 20 years.

Comments from Co-Portfolio Manager Robert Stansky, Head of FMR's Stock Selector Large Cap Group, which manages Fidelity® Balanced Fund: For the year, the fund's Class K shares returned 11.45%, versus 9.87% for the Fidelity Balanced Hybrid Composite IndexSM. Overweighting stocks and underweighting investment-grade bonds notably drove the fund's outperformance. Looking at fixed income, among the biggest contributors were an overweighting in corporate bonds and an underweighting in sovereigns. Security selection also helped. In terms of individual stocks, we successfully avoided computer services provider and index component IBM, which we believe faces an uphill battle, due in part to increased pressure from competitors and slower growth prospects in comparison to smaller software and hardware companies. The fund also received a lift from biopharmaceutical firm Gilead Sciences, which saw its shares rise amid continued success with its treatments for HIV/AIDS. We reduced our position in Gilead to take profits and help manage risk. Conversely, the biggest detractor by far was Apple, the fund's largest holding during the period. The stock reversed course in late September 2012 and continued downward through most of the period, as investors reacted to lackluster quarterly financial results, prompting us to reduce our overweighting.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Balanced	.58%
Actual		$ 1,000.00	$ 1,052.50	$ 3.00
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.96
Class K	.47%
Actual		$ 1,000.00	$ 1,053.10	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.84	$ 2.40

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.4	2.9
Procter & Gamble Co.	1.4	1.5
Capital One Financial Corp.	1.4	1.0
JPMorgan Chase & Co.	1.3	1.2
Microsoft Corp.	1.2	0.0
	7.7
Top Five Bond Issuers as of August 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	6.0	5.8
Fannie Mae	5.1	6.5
Ginnie Mae	1.7	1.8
Freddie Mac	1.4	2.2
Wachovia Bank Commercial Mortgage Trust	0.6	0.7
	14.8
Top Five Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	15.0
Information Technology	12.9	12.5
Health Care	9.4	9.1
Consumer Discretionary	9.0	8.0
Energy	8.6	8.7
Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Stocks and Equity Futures 69.1%		Stocks and Equity Futures 65.9%
	Bonds 29.7%		Bonds 32.1%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	10.0%	** Foreign investments	9.6%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Common Stocks - 68.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.7%
Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,222,261	$ 34,113
Hotels, Restaurants & Leisure - 1.3%
Domino's Pizza, Inc.	588,695	36,169
Starbucks Corp.	1,533,532	108,145
Wynn Resorts Ltd.	513,854	72,474
Yum! Brands, Inc.	1,251,447	87,626
		304,414
Internet & Catalog Retail - 0.9%
Liberty Media Corp. Interactive Series A (a)	5,827,654	131,588
priceline.com, Inc. (a)	83,197	78,083
		209,671
Media - 2.8%
Comcast Corp. Class A	3,909,192	164,538
DIRECTV (a)	1,569,521	91,315
Legend Pictures LLC (n)(o)	8,571	15,454
Liberty Global PLC Class A (a)	246,200	19,125
Time Warner, Inc.	2,475,228	149,826
Twenty-First Century Fox, Inc. Class A	6,137,277	192,281
		632,539
Multiline Retail - 0.6%
Dollar General Corp. (a)	2,387,950	128,878
Specialty Retail - 1.0%
Lowe's Companies, Inc.	1,933,554	88,595
TJX Companies, Inc.	2,502,857	131,951
		220,546
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	1,098,640	69,017
Oxford Industries, Inc.	272,899	16,931
PVH Corp.	658,982	84,844
Under Armour, Inc. Class A (sub. vtg.) (a)	618,218	44,907
		215,699
TOTAL CONSUMER DISCRETIONARY		1,745,860
CONSUMER STAPLES - 7.2%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	321,944	30,025
Coca-Cola Bottling Co. CONSOLIDATED	111,888	7,031
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	32,025	3,844
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Icecek A/S	298,728	$ 7,004
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	233,025	8,105
Constellation Brands, Inc. Class A (sub. vtg.) (a)	562,769	30,530
Diageo PLC sponsored ADR	340,423	41,763
Embotelladora Andina SA sponsored ADR	255,027	7,715
Pernod Ricard SA	371,250	43,100
Remy Cointreau SA	298,496	31,403
The Coca-Cola Co.	6,655,346	254,101
		464,621
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	2,820,740	163,744
Drogasil SA	583,500	4,128
Kroger Co.	2,672,996	97,832
Sysco Corp.	330,600	10,586
United Natural Foods, Inc. (a)	69,906	4,238
Wal-Mart Stores, Inc.	679,046	49,557
		330,085
Food Products - 0.4%
Archer Daniels Midland Co.	237,063	8,347
Bunge Ltd.	367,072	27,817
Green Mountain Coffee Roasters, Inc. (a)	109,276	9,432
Mead Johnson Nutrition Co. Class A	428,732	32,168
Nestle SA	274,438	17,960
		95,724
Household Products - 1.4%
Procter & Gamble Co.	4,160,110	324,031
Personal Products - 0.1%
L'Oreal SA	100,504	16,770
Nu Skin Enterprises, Inc. Class A	98,375	8,235
		25,005
Tobacco - 1.7%
Altria Group, Inc.	3,581,509	121,342
British American Tobacco PLC sponsored ADR	2,347,805	238,467
Philip Morris International, Inc.	311,476	25,990
Souza Cruz SA	731,800	7,668
		393,467
TOTAL CONSUMER STAPLES		1,632,933
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.2%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	1,319,091	$ 74,911
Dril-Quip, Inc. (a)	232,550	23,722
Ensco PLC Class A	927,739	51,545
Frank's International NV	82,500	2,286
Halliburton Co.	458,544	22,010
National Oilwell Varco, Inc.	1,371,688	101,916
Ocean Rig UDW, Inc. (United States) (a)	645,096	11,250
Oceaneering International, Inc.	229,287	17,788
Pacific Drilling SA (a)	2,000	19
Vantage Drilling Co. (a)	6,033,801	10,378
		315,825
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	1,405,702	128,509
Cabot Oil & Gas Corp.	1,333,800	52,192
Chevron Corp.	1,279,894	154,138
Cobalt International Energy, Inc. (a)	751,547	18,338
Concho Resources, Inc. (a)	388,600	37,504
ConocoPhillips	2,440,259	161,789
Continental Resources, Inc. (a)	328,247	30,284
EOG Resources, Inc.	507,458	79,696
Exxon Mobil Corp.	3,111,457	271,195
Kinder Morgan Holding Co. LLC	1,134,200	43,020
Marathon Oil Corp.	2,228,993	76,744
Marathon Petroleum Corp.	619,543	44,923
Noble Energy, Inc.	805,330	49,471
Phillips 66	1,022,389	58,378
Pioneer Natural Resources Co.	97,700	17,095
Spectra Energy Corp.	1,363,900	45,159
Suncor Energy, Inc.	1,203,800	40,572
		1,309,007
TOTAL ENERGY		1,624,832
FINANCIALS - 11.4%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	675,104	58,160
BlackRock, Inc. Class A	185,372	48,256
Credit Suisse Group	316,680	9,128
Deutsche Bank AG	335,228	14,553
E*TRADE Financial Corp. (a)	2,163,465	30,375
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Evercore Partners, Inc. Class A	247,600	$ 11,040
Invesco Ltd.	692,060	21,011
Morgan Stanley	2,685,627	69,182
Northern Trust Corp.	382,182	20,970
Oaktree Capital Group LLC Class A	218,700	11,329
TD Ameritrade Holding Corp.	152,886	3,925
The Blackstone Group LP	908,905	19,850
UBS AG	1,140,062	22,028
		339,807
Commercial Banks - 1.8%
Barclays PLC	3,051,963	13,369
BNP Paribas SA	257,900	16,162
CIT Group, Inc. (a)	251,687	12,048
Comerica, Inc.	175,300	7,159
Erste Group Bank AG	246,800	7,912
Huntington Bancshares, Inc.	3,474,237	28,628
Intesa Sanpaolo SpA	4,402,700	8,641
KBC Groupe SA	87,960	3,869
PNC Financial Services Group, Inc.	1,096,317	79,231
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	1,621,900	17,095
Societe Generale Series A	470,274	20,582
Synovus Financial Corp.	5,298,345	16,902
U.S. Bancorp	5,115,281	184,815
		416,413
Consumer Finance - 1.8%
Capital One Financial Corp.	4,864,105	313,978
Discover Financial Services	319,813	15,111
SLM Corp.	3,648,034	87,516
		416,605
Diversified Financial Services - 3.7%
Bank of America Corp.	19,490,008	275,199
Citigroup, Inc.	4,361,055	210,770
IntercontinentalExchange, Inc. (a)	297,391	53,456
JPMorgan Chase & Co.	5,601,852	283,062
KBC Ancora (a)	352,974	8,052
		830,539
Insurance - 1.6%
ACE Ltd.	572,593	50,228
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	104	$ 17,373
Direct Line Insurance Group PLC	5,525,000	18,563
esure Group PLC	2,148,686	8,058
Fairfax Financial Holdings Ltd. (sub. vtg.)	57,000	23,420
Marsh & McLennan Companies, Inc.	1,732,791	71,443
MetLife, Inc.	1,945,369	89,857
The Travelers Companies, Inc.	872,849	69,741
Validus Holdings Ltd.	330,112	11,425
		360,108
Real Estate Investment Trusts - 0.6%
American Tower Corp.	1,243,565	86,415
Equity Lifestyle Properties, Inc.	593,858	20,637
Sun Communities, Inc.	559,015	24,021
		131,073
Real Estate Management & Development - 0.3%
Altisource Residential Corp. Class B (a)	766,718	14,529
CBRE Group, Inc. (a)	2,561,041	56,010
		70,539
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	302,000	15,233
TOTAL FINANCIALS		2,580,317
HEALTH CARE - 8.8%
Biotechnology - 2.5%
Actelion Ltd.	183,116	12,448
Alexion Pharmaceuticals, Inc. (a)	715,256	77,076
Amgen, Inc.	1,476,632	160,864
Biogen Idec, Inc. (a)	388,545	82,768
CSL Ltd.	417,969	25,293
Gilead Sciences, Inc. (a)	3,141,825	189,358
Onyx Pharmaceuticals, Inc. (a)	179,682	22,205
		570,012
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	6,986,917	73,922
Covidien PLC	1,459,372	86,687
Quidel Corp. (a)(e)	1,040,834	27,603
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	1,077,316	$ 72,062
The Cooper Companies, Inc.	483,080	63,095
		323,369
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	1,380,952	34,551
CIGNA Corp.	1,457,468	114,688
HCA Holdings, Inc.	161,369	6,163
Henry Schein, Inc. (a)	571,089	57,709
McKesson Corp.	437,524	53,120
		266,231
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	398,800	31,043
Thermo Fisher Scientific, Inc.	831,009	73,819
		104,862
Pharmaceuticals - 3.2%
AbbVie, Inc.	2,908,166	123,917
Bristol-Myers Squibb Co.	869,054	36,231
Merck & Co., Inc.	1,543,624	72,998
Perrigo Co.	438,510	53,301
Pfizer, Inc.	8,844,535	249,504
Roche Holding AG (participation certificate)	48,073	11,992
Sanofi SA sponsored ADR	500,103	23,895
Valeant Pharmaceuticals International, Inc. (Canada) (a)	504,583	49,630
Warner Chilcott PLC	2,809,072	60,255
Zoetis, Inc. Class A	1,833,761	53,454
		735,177
TOTAL HEALTH CARE		1,999,651
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	1,646,067	130,978
Precision Castparts Corp.	361,497	76,363
TransDigm Group, Inc.	276,949	37,942
United Technologies Corp.	1,524,998	152,652
		397,935
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	1,027,646	49,902
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	1,480,059	$ 39,429
Stericycle, Inc. (a)	321,149	36,149
		75,578
Electrical Equipment - 1.9%
AMETEK, Inc.	2,904,816	124,675
Eaton Corp. PLC	1,389,703	87,996
Hubbell, Inc. Class B	751,595	76,182
Roper Industries, Inc.	1,092,979	135,202
		424,055
Industrial Conglomerates - 1.0%
Danaher Corp.	3,464,899	227,020
Machinery - 0.7%
Cummins, Inc.	691,067	85,139
Ingersoll-Rand PLC	1,319,600	78,041
		163,180
Professional Services - 0.5%
Nielsen Holdings B.V.	1,120,616	38,661
Verisk Analytics, Inc. (a)	1,251,497	77,818
		116,479
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	620,330	44,664
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	313,260	77,485
TOTAL INDUSTRIALS		1,576,298
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.9%
Cisco Systems, Inc.	9,222,979	214,988
Juniper Networks, Inc. (a)	3,458,908	65,373
Polycom, Inc. (a)	1,123,433	11,156
QUALCOMM, Inc.	2,045,584	135,581
		427,098
Computers & Peripherals - 3.1%
Apple, Inc.	1,134,881	552,735
Electronics for Imaging, Inc. (a)	293,200	8,585
EMC Corp.	1,218,110	31,403
NCR Corp. (a)	3,031,823	107,872
		700,595
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.6%
Flextronics International Ltd. (a)	2,691,377	$ 24,169
Jabil Circuit, Inc.	1,937,624	44,217
TE Connectivity Ltd.	1,505,693	73,779
		142,165
Internet Software & Services - 2.0%
Demand Media, Inc. (a)	871,493	5,647
Demandware, Inc. (a)	28,004	1,178
eBay, Inc. (a)	1,829,535	91,458
Google, Inc. Class A (a)	327,565	277,415
Halogen Software, Inc. (h)	551,000	7,031
Marketo, Inc. (e)	498,088	17,473
Responsys, Inc. (a)	267,677	3,841
Yahoo!, Inc. (a)	1,572,184	42,638
		446,681
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	994,191	72,874
Fidelity National Information Services, Inc.	2,742,733	121,942
FleetCor Technologies, Inc. (a)	135,400	13,961
Lionbridge Technologies, Inc. (a)	617,300	2,167
Luxoft Holding, Inc.	265,000	6,294
		217,238
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc. (a)	2,013,427	27,322
NXP Semiconductors NV (a)	3,503,508	130,225
		157,547
Software - 3.4%
Adobe Systems, Inc. (a)	1,384,306	63,332
Aspen Technology, Inc. (a)	293,159	9,800
Compuware Corp.	1,346,333	14,365
Electronic Arts, Inc. (a)	2,129,870	56,740
Guidewire Software, Inc. (a)	600,031	27,577
Jive Software, Inc. (a)	939,581	11,641
Microsoft Corp.	8,452,221	282,304
Oracle Corp.	6,093,453	194,137
QLIK Technologies, Inc. (a)	199,967	6,557
salesforce.com, Inc. (a)	1,923,125	94,483
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ubisoft Entertainment SA (a)	935,827	$ 14,137
Xero Ltd. (a)	175,693	2,281
		777,354
TOTAL INFORMATION TECHNOLOGY		2,868,678
MATERIALS - 2.6%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	43,462	4,439
Airgas, Inc.	1,004,115	102,068
Ashland, Inc.	324,224	28,276
Eastman Chemical Co.	676,161	51,388
Ecolab, Inc.	545,196	49,804
FMC Corp.	735,373	48,983
LyondellBasell Industries NV Class A	840,037	58,929
Monsanto Co.	819,895	80,260
PPG Industries, Inc.	319,521	49,912
Sigma Aldrich Corp.	443,558	36,580
		510,639
Construction Materials - 0.2%
Vulcan Materials Co.	755,946	36,134
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	311,560	34,617
Metals & Mining - 0.0%
Carpenter Technology Corp.	218,948	11,773
TOTAL MATERIALS		593,163
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.9%
inContact, Inc. (a)	1,254,487	10,199
Level 3 Communications, Inc. (a)	598,801	13,389
tw telecom, Inc. (a)	85,600	2,450
Verizon Communications, Inc.	3,594,460	170,306
		196,344
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (a)	186,575	12,952
SBA Communications Corp. Class A (a)	1,207,468	90,560
Sprint Corp. (a)	186,146	1,249
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	1,367,200	$ 31,924
Vodafone Group PLC sponsored ADR	605,600	19,591
		156,276
TOTAL TELECOMMUNICATION SERVICES		352,620
UTILITIES - 2.3%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	829,632	35,508
Duke Energy Corp.	1,424,020	93,416
Edison International	959,427	44,028
Entergy Corp.	90,600	5,729
FirstEnergy Corp.	641,675	24,044
PPL Corp.	654,900	20,105
		222,830
Gas Utilities - 0.0%
ONEOK, Inc.	152,667	7,853
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	1,734,972	45,543
The AES Corp.	1,863,409	23,684
		69,227
Multi-Utilities - 1.0%
Ameren Corp.	210,328	7,111
CenterPoint Energy, Inc.	2,282,452	52,337
Dominion Resources, Inc.	359,100	20,953
NiSource, Inc.	721,416	21,109
PG&E Corp.	1,310,129	54,187
Sempra Energy	698,336	58,954
		214,651
TOTAL UTILITIES		514,561
TOTAL COMMON STOCKS (Cost $12,451,813)		15,488,913
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (a)(o)	893,724	$ 7,265
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,429)		7,265
Corporate Bonds - 9.0%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 1,740	1,794
Nonconvertible Bonds - 9.0%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	1,340	1,355
Delphi Corp. 5% 2/15/23	11,942	12,136
		13,491
Automobiles - 0.1%
Daimler Finance North America LLC:
1.45% 8/1/16 (f)	4,045	4,027
1.95% 3/28/14 (f)	2,240	2,253
Ford Motor Co.:
4.75% 1/15/43	17,363	15,274
7.45% 7/16/31	10,420	12,558
Volkswagen International Finance NV 2.375% 3/22/17 (f)	1,830	1,858
		35,970
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)	617	608
4.25% 6/15/23 (f)	4,350	4,265
5.75% 6/15/43 (f)	3,131	3,213
		8,086
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	6,230
Comcast Corp.:
4.95% 6/15/16	955	1,051
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
6.4% 5/15/38	$ 3,000	$ 3,545
6.4% 3/1/40	6,097	7,244
6.95% 8/15/37	7,200	9,020
COX Communications, Inc. 3.25% 12/15/22 (f)	2,422	2,130
Discovery Communications LLC:
3.7% 6/1/15	5,665	5,931
5.05% 6/1/20	204	222
NBC Universal, Inc.:
3.65% 4/30/15	1,468	1,538
5.15% 4/30/20	7,276	8,190
6.4% 4/30/40	6,271	7,464
News America Holdings, Inc. 7.75% 12/1/45	9,421	11,730
Time Warner Cable, Inc.:
4% 9/1/21	8,786	8,242
4.5% 9/15/42	7,568	5,855
5.5% 9/1/41	20,823	17,710
5.85% 5/1/17	1,829	1,989
5.875% 11/15/40	1,496	1,339
6.75% 7/1/18	1,974	2,197
Time Warner, Inc.:
3.15% 7/15/15	544	566
5.875% 11/15/16	4,882	5,520
Viacom, Inc.:
1.25% 2/27/15	456	457
2.5% 9/1/18	809	799
3.5% 4/1/17	264	274
		109,243
TOTAL CONSUMER DISCRETIONARY		166,790
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	2,481	2,619
Beam, Inc. 1.875% 5/15/17	1,408	1,404
FBG Finance Ltd. 5.125% 6/15/15 (f)	4,938	5,297
Fortune Brands, Inc. 5.375% 1/15/16	1,902	2,071
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV:
1.4% 10/1/17 (f)	$ 3,274	$ 3,174
2.75% 4/1/23 (f)	3,420	3,081
SABMiller Holdings, Inc.:
1.85% 1/15/15 (f)	2,353	2,382
2.45% 1/15/17 (f)	2,353	2,394
		22,422
Food & Staples Retailing - 0.0%
Walgreen Co. 1% 3/13/15	1,878	1,883
Food Products - 0.2%
Cargill, Inc. 6% 11/27/17 (f)	572	655
ConAgra Foods, Inc.:
1.9% 1/25/18	2,279	2,236
3.2% 1/25/23	2,650	2,470
4.65% 1/25/43	2,233	2,037
Kraft Foods, Inc.:
5.375% 2/10/20	26,594	29,672
6.5% 8/11/17	3,122	3,613
6.75% 2/19/14	436	448
		41,131
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,604	4,146
4.25% 8/9/42	4,604	3,771
9.7% 11/10/18	6,258	8,190
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,081
4.75% 11/1/42	5,216	4,536
6.75% 6/15/17	4,975	5,725
7.25% 6/15/37	7,569	8,676
		38,125
TOTAL CONSUMER STAPLES		103,561
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
Cameron International Corp. 1.6% 4/30/15	279	281
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC:
4.75% 9/30/21 (f)	$ 6,909	$ 6,988
5.35% 3/15/20 (f)	6,814	7,238
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,140
5% 10/1/21	2,791	2,943
6.5% 4/1/20	2,608	2,985
FMC Technologies, Inc.:
2% 10/1/17	846	829
3.45% 10/1/22	1,533	1,455
Noble Holding International Ltd.:
3.05% 3/1/16	914	940
3.45% 8/1/15	1,299	1,348
Transocean, Inc. 5.05% 12/15/16	4,522	4,943
Weatherford International Ltd. 4.95% 10/15/13	2,930	2,942
		41,032
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,716	1,924
6.375% 9/15/17	15,653	18,095
6.45% 9/15/36	4,710	5,475
Apache Corp. 3.25% 4/15/22	233	227
Cenovus Energy, Inc. 4.5% 9/15/14	900	935
Chevron Corp. 3.191% 6/24/23	7,633	7,390
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	2,973
3.875% 3/15/23	1,823	1,663
4.95% 4/1/22	1,267	1,258
Duke Energy Field Services:
5.375% 10/15/15 (f)	2,055	2,209
6.45% 11/3/36 (f)	6,493	6,824
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,766
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,142
Encana Holdings Finance Corp. 5.8% 5/1/14	4,858	5,015
Enterprise Products Operating LP 5.6% 10/15/14	1,709	1,797
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	780	885
Marathon Petroleum Corp.:
3.5% 3/1/16	493	517
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.: - continued
5.125% 3/1/21	$ 4,415	$ 4,725
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	7,948	8,194
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	1,252	1,422
6.85% 1/15/40 (f)	4,294	5,241
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,615
Nexen, Inc.:
5.2% 3/10/15	1,528	1,612
6.2% 7/30/19	2,252	2,604
Occidental Petroleum Corp. 2.7% 2/15/23	1,942	1,758
Petrobras Global Finance BV:
3% 1/15/19	5,005	4,597
4.375% 5/20/23	4,137	3,632
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	7,288	7,476
5.375% 1/27/21	2,625	2,563
7.875% 3/15/19	7,382	8,310
Petroleos Mexicanos:
3.5% 7/18/18	6,965	7,024
3.5% 1/30/23	5,005	4,479
4.875% 1/24/22	1,430	1,444
5.5% 1/21/21	7,423	7,868
5.5% 6/27/44	19,723	17,110
6% 3/5/20	2,274	2,496
6.5% 6/2/41	7,392	7,355
Phillips 66:
1.95% 3/5/15	1,844	1,871
2.95% 5/1/17	1,844	1,898
4.3% 4/1/22	6,383	6,438
5.875% 5/1/42	5,485	5,822
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	356	377
6.125% 1/15/17	1,940	2,203
Southeast Supply Header LLC 4.85% 8/15/14 (f)	1,358	1,405
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,184
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,502
4.6% 6/15/21	1,816	1,855
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. 6.1% 6/1/18	$ 623	$ 721
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,462
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	6,508	6,661
Western Gas Partners LP 5.375% 6/1/21	9,827	10,600
		213,619
TOTAL ENERGY		254,651
FINANCIALS - 4.6%
Capital Markets - 0.8%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,060	1,149
BlackRock, Inc.:
3.375% 6/1/22	332	327
4.25% 5/24/21	501	529
Goldman Sachs Group, Inc.:
2.9% 7/19/18	10,319	10,292
3.625% 1/22/23	7,800	7,352
5.95% 1/18/18	5,343	5,970
6.15% 4/1/18	3,993	4,509
JPMorgan Chase & Co.:
0.8% 4/23/15	31,000	30,921
1.125% 2/26/16	16,826	16,780
Lazard Group LLC:
6.85% 6/15/17	6,480	7,308
7.125% 5/15/15	2,316	2,513
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	13,452	13,639
6.4% 8/28/17	5,074	5,779
7.75% 5/14/38	8,738	10,478
Morgan Stanley:
2.125% 4/25/18	18,100	17,451
4% 7/24/15	1,373	1,434
4.875% 11/1/22	8,068	7,948
5.375% 10/15/15	17,634	18,980
5.625% 9/23/19	547	601
5.95% 12/28/17	301	337
6.625% 4/1/18	1,804	2,065
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
State Street Corp. 3.1% 5/15/23	$ 7,500	$ 6,934
UBS AG Stamford Branch 2.25% 1/28/14	1,211	1,220
		174,516
Commercial Banks - 1.2%
Associated Banc Corp. 5.125% 3/28/16	2,238	2,391
Bank of America NA 5.3% 3/15/17	16,651	18,147
BB&T Corp. 3.95% 3/22/22	1,805	1,785
Comerica Bank 5.7% 6/1/14	613	634
Comerica, Inc. 4.8% 5/1/15	1,223	1,288
Credit Suisse 6% 2/15/18	17,158	19,203
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,571
Discover Bank:
7% 4/15/20	4,144	4,855
8.7% 11/18/19	745	940
Fifth Third Bancorp:
3.5% 3/15/22	638	622
4.5% 6/1/18	584	624
5.45% 1/15/17	2,232	2,446
8.25% 3/1/38	4,070	5,245
Fifth Third Capital Trust IV 6.5% 4/15/37 (k)	4,966	4,929
HBOS PLC 6.75% 5/21/18 (f)	560	611
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,930
Intesa Sanpaolo SpA:
3.125% 1/15/16	20,275	20,209
3.875% 1/16/18	20,086	19,564
JPMorgan Chase Bank 6% 10/1/17	2,460	2,791
KeyBank NA:
5.45% 3/3/16	3,278	3,588
5.8% 7/1/14	9,872	10,279
KeyCorp. 5.1% 3/24/21	628	687
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,660
5% 1/17/17	10,492	11,353
Regions Bank:
6.45% 6/26/37	12,100	12,562
7.5% 5/15/18	10,717	12,517
Regions Financial Corp.:
2% 5/15/18	7,953	7,598
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.: - continued
5.75% 6/15/15	$ 1,528	$ 1,639
7.75% 11/10/14	7,190	7,737
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	8,213	7,887
6.125% 12/15/22	39,429	37,880
SunTrust Banks, Inc.:
0.574% 4/1/15 (k)	9,681	9,613
3.5% 1/20/17	4,862	5,092
UnionBanCal Corp. 3.5% 6/18/22	969	936
Wachovia Bank NA:
4.8% 11/1/14	557	583
6% 11/15/17	8,083	9,238
Wachovia Corp. 5.625% 10/15/16	5,718	6,383
Wells Fargo & Co.:
1.5% 7/1/15	15,284	15,455
3.676% 6/15/16	2,611	2,773
		281,245
Consumer Finance - 0.6%
American Express Credit Corp.:
1.3% 7/29/16	6,246	6,256
2.75% 9/15/15	1,633	1,692
2.8% 9/19/16	626	653
American Honda Finance Corp. 1.45% 2/27/15 (f)	2,385	2,407
Discover Financial Services:
3.85% 11/21/22	2,701	2,543
5.2% 4/27/22	2,488	2,570
6.45% 6/12/17	13,316	15,028
Ford Motor Credit Co. LLC:
2.5% 1/15/16	16,000	16,144
3% 6/12/17	6,246	6,286
General Electric Capital Corp.:
1% 1/8/16	20,700	20,593
1.5% 7/12/16	23,000	23,073
2.25% 11/9/15	645	660
4.625% 1/7/21	849	897
Hyundai Capital America:
1.625% 10/2/15 (f)	2,131	2,130
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.875% 8/9/16 (f)	$ 1,605	$ 1,603
2.125% 10/2/17 (f)	2,357	2,299
2.875% 8/9/18 (f)	2,848	2,829
Toyota Motor Credit Corp. 0.8% 5/17/16	31,000	30,831
		138,494
Diversified Financial Services - 0.3%
Bank of America Corp.:
3.3% 1/11/23	3,868	3,567
3.875% 3/22/17	944	994
4.1% 7/24/23	6,161	6,049
6.5% 8/1/16	1,220	1,375
BP Capital Markets PLC:
3.125% 10/1/15	1,345	1,407
4.5% 10/1/20	1,336	1,423
4.742% 3/11/21	6,000	6,424
Citigroup, Inc.:
1.7% 7/25/16	9,000	8,994
4.05% 7/30/22	2,641	2,536
4.45% 1/10/17	15,842	17,040
4.75% 5/19/15	16,309	17,272
JPMorgan Chase & Co.:
3.15% 7/5/16	1,641	1,714
3.4% 6/24/15	1,319	1,374
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	6,485	6,194
TECO Finance, Inc.:
4% 3/15/16	1,828	1,936
5.15% 3/15/20	164	178
		78,477
Insurance - 0.7%
American International Group, Inc.:
2.375% 8/24/15	16,000	16,193
3.8% 3/22/17	6,043	6,389
4.875% 9/15/16	2,262	2,466
4.875% 6/1/22	4,860	5,175
5.6% 10/18/16	5,560	6,176
Aon Corp.:
3.125% 5/27/16	4,743	4,946
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
3.5% 9/30/15	$ 4,875	$ 5,108
5% 9/30/20	129	140
Aon PLC 4.45% 5/24/43	7,000	6,173
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	478
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	2,508	2,571
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,308	1,389
5.125% 4/15/22	1,066	1,158
5.375% 3/15/17	685	751
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	8,525	8,955
6.5% 3/15/35 (f)	1,315	1,438
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	5,569	5,961
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	3,576	3,712
MetLife, Inc.:
5% 6/15/15	941	1,009
6.75% 6/1/16	5,158	5,904
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	7,500	7,303
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	5,632
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,967	5,489
Pacific LifeCorp:
5.125% 1/30/43 (f)	7,709	7,144
6% 2/10/20 (f)	9,721	10,855
Prudential Financial, Inc.:
2.3% 8/15/18	888	886
3.875% 1/14/15	5,340	5,559
4.5% 11/16/21	1,764	1,859
7.375% 6/15/19	2,520	3,085
Symetra Financial Corp. 6.125% 4/1/16 (f)	8,408	9,005
Unum Group:
5.625% 9/15/20	3,860	4,197
5.75% 8/15/42	8,065	8,251
7.125% 9/30/16	2,076	2,368
		157,725
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	$ 2,035	$ 2,031
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,647
Boston Properties, Inc. 3.85% 2/1/23	8,081	7,833
BRE Properties, Inc. 5.5% 3/15/17	2,885	3,159
Camden Property Trust:
2.95% 12/15/22	2,417	2,185
5.375% 12/15/13	3,103	3,141
DDR Corp. 4.625% 7/15/22	4,470	4,475
Developers Diversified Realty Corp.:
4.75% 4/15/18	6,131	6,566
7.5% 4/1/17	6,446	7,479
9.625% 3/15/16	1,851	2,193
Duke Realty LP:
3.625% 4/15/23	3,152	2,879
3.875% 10/15/22	5,452	5,099
4.375% 6/15/22	3,753	3,656
5.4% 8/15/14	1,356	1,409
5.5% 3/1/16	3,075	3,333
6.75% 3/15/20	1,339	1,526
8.25% 8/15/19	2,643	3,246
Equity One, Inc.:
3.75% 11/15/22	8,200	7,636
5.375% 10/15/15	948	1,023
6% 9/15/17	876	969
6.25% 1/15/17	663	732
Federal Realty Investment Trust:
5.9% 4/1/20	1,971	2,232
6.2% 1/15/17	501	564
HCP, Inc. 3.15% 8/1/22	7,000	6,381
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,546
4.125% 4/1/19	13,700	14,234
4.7% 9/15/17	843	911
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,810
6.25% 6/15/17	996	1,053
6.65% 1/15/18	676	724
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Washington REIT 5.25% 1/15/14	$ 1,137	$ 1,153
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,119
		104,944
Real Estate Management & Development - 0.5%
BioMed Realty LP:
3.85% 4/15/16	8,775	9,169
4.25% 7/15/22	2,970	2,858
6.125% 4/15/20	2,611	2,886
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	6,832
4.95% 4/15/18	2,996	3,182
5.7% 5/1/17	309	338
6% 4/1/16	2,770	3,034
7.5% 5/15/15	776	853
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,830
5.25% 3/15/21	4,138	4,260
ERP Operating LP 5.75% 6/15/17	2,042	2,287
Liberty Property LP:
3.375% 6/15/23	3,313	3,014
4.125% 6/15/22	3,219	3,150
4.75% 10/1/20	8,747	9,120
5.125% 3/2/15	1,672	1,760
5.5% 12/15/16	2,529	2,785
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,442
3.15% 5/15/23	7,438	6,470
4.5% 4/18/22	2,016	1,974
7.75% 8/15/19	2,476	2,962
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,251
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	2,812	2,967
5.5% 1/15/14 (f)	1,168	1,190
5.7% 4/15/17 (f)	2,854	3,105
Regency Centers LP:
4.95% 4/15/14	494	505
5.25% 8/1/15	3,893	4,167
5.875% 6/15/17	1,771	1,958
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
2.8% 1/30/17	$ 82	$ 84
4.2% 2/1/15	2,640	2,743
Tanger Properties LP:
6.125% 6/1/20	9,597	11,079
6.15% 11/15/15	1,286	1,426
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	3,928
4% 4/30/19	1,999	2,070
		111,679
TOTAL FINANCIALS		1,047,080
HEALTH CARE - 0.4%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,808	1,811
5.15% 11/15/41	17,224	16,680
Celgene Corp. 2.45% 10/15/15	2,168	2,227
		20,718
Health Care Providers & Services - 0.2%
Aetna, Inc.:
2.75% 11/15/22	3,213	2,923
4.125% 11/15/42	1,793	1,559
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,599
6.3% 8/15/14	2,925	3,074
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	1,918
4.75% 11/15/21	17,355	18,382
Express Scripts, Inc. 3.125% 5/15/16	332	345
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,284
4.125% 9/15/20	5,031	5,169
UnitedHealth Group, Inc.:
1.625% 3/15/19	1,873	1,789
2.75% 2/15/23	1,069	982
2.875% 3/15/23	8,084	7,486
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
3.95% 10/15/42	$ 1,469	$ 1,266
WellPoint, Inc.:
1.25% 9/10/15	108	109
1.875% 1/15/18	195	191
3.3% 1/15/23	2,598	2,438
		53,514
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	6,470	6,370
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	2,149	2,113
5% 8/15/14	2,544	2,637
Zoetis, Inc.:
1.875% 2/1/18 (f)	992	972
3.25% 2/1/23 (f)	2,418	2,272
		14,364
TOTAL HEALTH CARE		88,596
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	2,021	2,077
6.375% 6/1/19 (f)	5,000	5,697
		7,774
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 2.45% 10/1/22	1,883	1,740
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (f)	12,500	12,563
Continental Airlines, Inc.:
6.648% 3/15/19	2,978	3,131
6.9% 7/2/19	1,028	1,072
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,936	2,023
8.36% 1/20/19	1,576	1,686
		20,475
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	$ 19,701	$ 17,890
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	11,995	10,877
4.45% 3/15/43	6,000	5,418
5.05% 3/1/41	8,624	8,563
		24,858
TOTAL INDUSTRIALS		72,737
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	188	189
5.95% 1/15/14	5,513	5,620
6.55% 10/1/17	1,119	1,279
		7,088
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	155	158
Office Electronics - 0.1%
Xerox Corp.:
1.0832% 5/16/14 (k)	10,110	10,110
2.95% 3/15/17	1,143	1,166
4.25% 2/15/15	1,302	1,358
		12,634
TOTAL INFORMATION TECHNOLOGY		19,880
MATERIALS - 0.1%
Chemicals - 0.0%
Ecolab, Inc. 1.45% 12/8/17	3,459	3,360
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,083	3,463
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (f)	3,112	3,259
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	$ 8,722	$ 8,354
4.5% 8/13/23 (f)	8,000	7,813
		19,426
TOTAL MATERIALS		26,249
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.4% 8/15/16	355	365
2.5% 8/15/15	1,377	1,418
4.35% 6/15/45	1,184	1,006
5.55% 8/15/41	23,700	24,147
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	74
CenturyLink, Inc.:
5.15% 6/15/17	487	508
6% 4/1/17	3,467	3,710
6.15% 9/15/19	4,463	4,642
Embarq Corp.:
7.082% 6/1/16	4,190	4,710
7.995% 6/1/36	19,241	19,679
Verizon Communications, Inc. 6.25% 4/1/37	4,611	5,066
		65,325
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	371	376
3.625% 3/30/15	3,102	3,200
Vodafone Group PLC 5% 12/16/13	2,696	2,730
		6,306
TOTAL TELECOMMUNICATION SERVICES		71,631
UTILITIES - 0.9%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	1,518	1,761
American Electric Power Co., Inc.:
1.65% 12/15/17	2,632	2,557
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.: - continued
2.95% 12/15/22	$ 2,492	$ 2,275
Duke Capital LLC 5.668% 8/15/14	3,457	3,600
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,539	6,157
6.4% 9/15/20 (f)	11,856	13,562
Edison International 3.75% 9/15/17	4,499	4,721
Entergy Louisiana LLC 1.875% 12/15/14	202	205
FirstEnergy Corp.:
2.75% 3/15/18	5,228	5,011
4.25% 3/15/23	9,248	8,381
7.375% 11/15/31	10,706	10,797
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	12,930
Indiana Michigan Power Co. 3.2% 3/15/23	5,866	5,507
LG&E and KU Energy LLC:
2.125% 11/15/15	5,251	5,363
3.75% 11/15/20	1,034	1,039
Nevada Power Co. 6.5% 8/1/18	2,642	3,146
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	619	623
Northeast Utilities:
1.45% 5/1/18	1,676	1,613
2.8% 5/1/23	7,613	6,986
Pennsylvania Electric Co. 6.05% 9/1/17	618	693
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,398
PPL Capital Funding, Inc. 3.4% 6/1/23	3,630	3,395
Progress Energy, Inc. 4.4% 1/15/21	405	427
Sierra Pacific Power Co. 5.45% 9/1/13	2,624	2,624
Southern Co. 2.375% 9/15/15	393	404
West Penn Power Co. 5.95% 12/15/17 (f)	6,500	7,402
		116,577
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	357	403
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,565
		2,968
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,703	1,763
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	$ 333	$ 383
Dominion Resources, Inc.:
1.95% 8/15/16	246	250
2.5756% 9/30/66 (k)	16,990	15,825
7.5% 6/30/66 (k)	5,485	5,924
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	3,287	3,885
National Grid PLC 6.3% 8/1/16	973	1,100
NiSource Finance Corp.:
4.45% 12/1/21	2,934	3,002
5.25% 9/15/17	682	755
5.25% 2/15/43	6,481	6,231
5.4% 7/15/14	7,266	7,547
5.45% 9/15/20	980	1,077
5.8% 2/1/42	3,785	3,914
6.4% 3/15/18	2,230	2,571
6.8% 1/15/19	4,065	4,757
Sempra Energy:
2% 3/15/14	2,355	2,372
2.875% 10/1/22	6,192	5,707
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	4,882	5,065
		70,365
TOTAL UTILITIES		191,673
TOTAL NONCONVERTIBLE BONDS		2,042,848
TOTAL CORPORATE BONDS (Cost $2,026,495)		2,044,642
U.S. Treasury Obligations - 6.0%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 10/3/13 (i)	8,110	8,110
U.S. Treasury Bonds 3.625% 8/15/43	140,714	138,603
U.S. Treasury Notes:
0.625% 8/15/16	75,125	74,796
0.625% 5/31/17 (j)	455,509	446,505
0.875% 2/28/17	425,833	423,338
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes: - continued
0.875% 4/30/17	$ 246,018	$ 243,846
4.625% 2/15/17	20,023	22,466
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,362,588)		1,357,664
U.S. Government Agency - Mortgage Securities - 4.1%

Fannie Mae - 3.7%
2.303% 6/1/36 (k)	175	186
2.5% 11/1/27 to 8/1/43	31,264	29,558
2.753% 7/1/37 (k)	344	363
3% 8/1/42 to 9/1/43	41,096	39,333
3% 9/1/43 (h)	6,800	6,501
3% 9/1/43 (h)	6,800	6,501
3% 9/1/43 (h)	4,500	4,302
3% 9/1/43 (h)	4,500	4,302
3% 9/1/43 (h)	18,300	17,495
3% 9/1/43 (h)	9,000	8,604
3% 9/1/43 (h)	12,500	11,950
3% 9/1/43 (h)	5,800	5,545
3.5% 5/1/42 to 8/1/43	227,750	225,112
4% 2/1/35 to 1/1/42	11,436	11,802
4% 9/1/43 (h)	27,800	28,667
4% 9/1/43 (h)	58,400	60,220
4% 9/1/43 (h)	4,100	4,228
4% 9/1/43 (h)	4,500	4,640
4% 9/1/43 (h)	17,900	18,458
4% 10/1/43 (h)	6,500	6,684
4.5% 12/1/23 to 7/1/41	7,755	8,199
4.5% 9/1/43 (h)	53,400	56,337
4.5% 9/1/43 (h)	28,500	30,068
4.5% 9/1/43 (h)	28,500	30,068
4.5% 10/1/43 (h)	81,900	86,187
5% 9/1/43 (h)	35,600	38,265
5% 10/1/43 (h)	35,600	38,179
5.5% 9/1/24	4,373	4,705
5.5% 9/1/43 (h)	28,600	31,049
5.5% 9/1/43 (h)	8,250	8,956
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 6/1/35 to 8/1/37	$ 8,052	$ 8,899
6.5% 7/1/32 to 8/1/36	1,469	1,642
TOTAL FANNIE MAE		837,005
Freddie Mac - 0.1%
2.5% 5/1/28	3,400	3,368
3% 1/1/43	6,862	6,547
3.126% 10/1/35 (k)	230	246
3.5% 4/1/32 to 6/1/43	9,177	9,034
4% 6/1/24 to 9/1/25	2,036	2,142
4.5% 7/1/25 to 12/1/40	829	877
5% 3/1/19	2,228	2,366
5.5% 1/1/34 to 3/1/40	1,507	1,629
6% 7/1/37 to 8/1/37	591	644
6.5% 3/1/36	1,039	1,166
TOTAL FREDDIE MAC		28,019
Ginnie Mae - 0.3%
3.5% 11/15/41 to 3/15/42	587	593
4% 1/15/25 to 9/15/41	46,455	48,546
4% 9/1/43 (h)	10,600	11,028
5.5% 12/15/31 to 1/15/39	3,632	3,993
6% 2/15/34 to 9/20/38	10,067	11,218
TOTAL GINNIE MAE		75,378
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $949,678)		940,402
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (k)	729	656
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (k)	371	346
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (k)	18	18
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,410
Class D, 3.31% 10/8/19	880	880
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (k)	$ 72	$ 65
Series 2004-R2 Class M3, 1.0091% 4/25/34 (k)	107	64
Series 2005-R2 Class M1, 0.6341% 4/25/35 (k)	1,662	1,636
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (k)	53	49
Series 2004-W11 Class M2, 1.2341% 11/25/34 (k)	616	560
Series 2004-W7 Class M1, 1.0091% 5/25/34 (k)	1,600	1,488
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (k)	1,364	490
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0091% 4/25/34 (k)	2,323	2,194
Series 2006-HE2 Class M1, 0.5541% 3/25/36 (k)	35	1
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (f)(k)	239	200
Class C, 1.2841% 7/20/39 (f)(k)	372	16
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (k)	1,978	1,140
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (f)	1,553	1,552
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6391% 4/25/34 (k)	115	87
Series 2004-4 Class M2, 0.9791% 6/25/34 (k)	605	557
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (k)	43	39
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (k)	319	243
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (k)	18	15
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	12,280	12,256
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9191% 1/25/35 (k)	1,041	803
Class M4, 1.2041% 1/25/35 (k)	399	91
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (f)(k)	3,122	2,437
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (f)(k)	83	79
Series 2006-2A:
Class A, 0.3641% 11/15/34 (f)(k)	1,216	1,099
Class B, 0.4641% 11/15/34 (f)(k)	439	370
Class C, 0.5641% 11/15/34 (f)(k)	729	524
Class D, 0.9341% 11/15/34 (f)(k)	277	173
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (f)(k)	$ 1,356	$ 1,349
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (k)	342	330
Series 2003-3 Class M1, 1.4741% 8/25/33 (k)	654	597
Series 2003-5 Class A2, 0.8841% 12/25/33 (k)	36	32
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (k)	1,642	772
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4841% 7/25/36 (k)	3,185	163
Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (k)	1,641	1,596
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (k)	418	409
Series 2006-A Class 2C, 1.4261% 3/27/42 (k)	2,909	440
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (k)	597	11
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (k)	146	117
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (k)	506	437
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (k)	822	792
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (k)	2,591	2,394
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (k)	63	62
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (k)	439	409
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (k)	457	185
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (k)	1,566	1,332
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (d)(f)(k)	621	0
Series 2006-1A Class A, 1.5841% 3/20/11 (d)(f)(k)	1,290	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (k)	585	491
Class M4, 1.6341% 9/25/34 (k)	750	226
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (k)	1,620	1,378
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (k)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (k)	1,202	1,097
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (k)	1,266	964
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (k)	59	41
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	$ 311	$ 312
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (k)	32	30
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (f)(k)	2,197	66
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (f)(k)	1,964	1,738
TOTAL ASSET-BACKED SECURITIES (Cost $40,677)		49,313
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7441% 1/25/35 (k)	1,683	1,618
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (k)	950	942
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2541% 12/20/54 (f)(k)	6,679	6,556
Class A5, 0.3241% 12/20/54 (f)(k)	5,379	5,280
Series 2006-2 Class A4, 0.2641% 12/20/54 (k)	1,993	1,956
Series 2006-3:
Class A3, 0.2641% 12/20/54 (k)	960	942
Class A7, 0.3841% 12/20/54 (k)	1,043	1,024
Class M2, 0.7441% 12/20/54 (k)	5,460	4,928
Series 2006-4:
Class A4, 0.2841% 12/20/54 (k)	3,059	3,003
Class B1, 0.3641% 12/20/54 (k)	4,556	4,207
Class M1, 0.5241% 12/20/54 (k)	1,198	1,081
Series 2007-1:
Class 1B1, 0.3241% 12/20/54 (k)	5,806	5,362
Class 1M1, 0.4841% 12/20/54 (k)	1,611	1,454
Class 2A1, 0.3241% 12/20/54 (k)	2,400	2,356
Class 2M1, 0.6841% 12/20/54 (k)	2,067	1,865
Series 2007-2:
Class 1B1, 0.3441% 12/17/54 (k)	767	708
Class 2C1, 1.0441% 12/17/54 (k)	2,864	2,512
sequential payer Series 2006-3 Class B2, 0.5241% 12/20/54 (k)	5,461	5,043
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
Series 2007-2 Class 3A1, 0.3641% 12/17/54 (k)	$ 428	$ 420
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (k)	472	451
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (k)	1,590	1,263
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (k)	657	490
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (k)	1,210	1,035
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (k)	1,749	1,679
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (f)(k)	781	720
Class B6, 3.035% 7/10/35 (f)(k)	166	155
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (f)(k)	34	34
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (k)	33	31
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (k)	190	188
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.39% 9/25/36 (k)	2,694	2,488
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8241% 9/25/43 (k)	3,477	3,306
TOTAL PRIVATE SPONSOR		63,097
U.S. Government Agency - 0.0%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4841% 5/25/35 (k)	1,072	1,075
Series 2007-36 Class F, 0.4141% 4/25/37 (k)	1,669	1,672
Series 2013-62 Class FA, 0.4841% 6/25/43 (k)	6,304	6,295
floater sequential payer Series 2012-120 Class FE 0.4841% 2/25/39 (k)	2,776	2,756
TOTAL U.S. GOVERNMENT AGENCY		11,798
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,144)		74,895
Commercial Mortgage Securities - 2.1%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (k)(m)	$ 518	$ 16
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	285	285
Series 2006-2 Class AAB, 5.7116% 5/10/45 (k)	737	763
Series 2006-3 Class A4, 5.889% 7/10/44	750	822
Series 2006-5 Class A2, 5.317% 9/10/47	3,470	3,494
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,682
Series 2007-4 Class A3, 5.8103% 2/10/51 (k)	803	828
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	4,082	4,251
Series 2006-6 Class E, 5.619% 10/10/45 (f)	759	84
Series 2007-3:
Class A3, 5.5595% 6/10/49 (k)	2,194	2,200
Class A4, 5.5595% 6/10/49 (k)	2,739	3,033
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,878	3,121
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (f)(k)	54	39
Series 2005-3A:
Class A2, 0.5841% 11/25/35 (f)(k)	458	386
Class M1, 0.6241% 11/25/35 (f)(k)	60	42
Class M2, 0.6741% 11/25/35 (f)(k)	76	53
Class M3, 0.6941% 11/25/35 (f)(k)	68	46
Class M4, 0.7841% 11/25/35 (f)(k)	85	53
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (f)(k)	1,204	989
Class B1, 1.5841% 1/25/36 (f)(k)	104	22
Class M1, 0.6341% 1/25/36 (f)(k)	388	216
Class M2, 0.6541% 1/25/36 (f)(k)	117	61
Class M3, 0.6841% 1/25/36 (f)(k)	170	88
Class M4, 0.7941% 1/25/36 (f)(k)	94	46
Class M5, 0.8341% 1/25/36 (f)(k)	94	33
Class M6, 0.8841% 1/25/36 (f)(k)	100	30
Series 2006-1:
Class A2, 0.5441% 4/25/36 (f)(k)	185	151
Class M1, 0.5641% 4/25/36 (f)(k)	66	46
Class M2, 0.5841% 4/25/36 (f)(k)	70	48
Class M3, 0.6041% 4/25/36 (f)(k)	60	39
Class M4, 0.7041% 4/25/36 (f)(k)	34	21
Class M5, 0.7441% 4/25/36 (f)(k)	33	18
Class M6, 0.8241% 4/25/36 (f)(k)	66	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M1, 0.4941% 7/25/36 (f)(k)	$ 174	$ 106
Class M2, 0.5141% 7/25/36 (f)(k)	123	72
Class M3, 0.5341% 7/25/36 (f)(k)	102	47
Class M4, 0.6041% 7/25/36 (f)(k)	69	30
Class M5, 0.6541% 7/25/36 (f)(k)	85	30
Series 2006-3A Class M4, 0.6141% 10/25/36 (f)(k)	114	17
Series 2006-4A:
Class A2, 0.4541% 12/25/36 (f)(k)	3,582	2,548
Class M1, 0.4741% 12/25/36 (f)(k)	239	132
Class M2, 0.4941% 12/25/36 (f)(k)	159	44
Class M3, 0.5241% 12/25/36 (f)(k)	160	33
Series 2007-1 Class A2, 0.4541% 3/25/37 (f)(k)	735	480
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (f)(k)	721	556
Class A2, 0.5041% 7/25/37 (f)(k)	676	339
Class M1, 0.5541% 7/25/37 (f)(k)	237	65
Class M2, 0.5941% 7/25/37 (f)(k)	130	22
Class M3, 0.6741% 7/25/37 (f)(k)	131	13
Class M4, 0.8341% 7/25/37 (f)(k)	260	10
Class M5, 0.9341% 7/25/37 (f)(k)	77	2
Series 2007-3:
Class A2, 0.4741% 7/25/37 (f)(k)	724	452
Class M1, 0.4941% 7/25/37 (f)(k)	144	68
Class M2, 0.5241% 7/25/37 (f)(k)	154	45
Class M3, 0.5541% 7/25/37 (f)(k)	242	56
Class M4, 0.6841% 7/25/37 (f)(k)	380	77
Class M5, 0.7841% 7/25/37 (f)(k)	199	29
Class M6, 0.9841% 7/25/37 (f)(k)	132	16
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (f)(k)	278	26
Class M2, 1.2341% 9/25/37 (f)(k)	278	21
Class M4, 1.7841% 9/25/37 (f)(k)	297	14
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(m)	1,849	72
Series 2006-3A, Class IO, 3.8179% 10/25/36 (f)(k)(m)	22,941	530
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(k)(m)	4,785	335
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (f)(k)	653	620
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8:
Class E, 0.4841% 3/15/22 (f)(k)	$ 3,391	$ 3,153
Class F, 0.5341% 3/15/22 (f)(k)	2,081	1,893
Class G, 0.5841% 3/15/22 (f)(k)	534	475
Class H, 0.7341% 3/15/22 (f)(k)	653	567
Class J, 0.8841% 3/15/22 (f)(k)	653	552
sequential payer:
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,559	2,578
Series 2007-PW16:
Class A4, 5.7131% 6/11/40 (k)	769	864
Class AAB, 5.7131% 6/11/40 (k)	4,879	5,066
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,820	6,511
Series 2006-PW13 Class A3, 5.518% 9/11/41	1,568	1,567
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (f)(k)(m)	12,399	21
Series 2006-T22 Class A4, 5.5802% 4/12/38 (k)	164	178
Series 2006-T24 Class X2, 0.4448% 10/12/41 (f)(k)(m)	2,945	1
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (f)(k)(m)	85,021	565
Series 2007-T28 Class X2, 0.1575% 9/11/42 (f)(k)(m)	46,342	159
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (f)(k)	599	560
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,544	1,574
Class XCL, 1.198% 5/15/35 (f)(k)(m)	3,685	59
Citigroup Commercial Mortgage Trust Series 2007-C6:
Class A2, 5.6962% 12/10/49 (k)	10	10
Class A4, 5.6962% 12/10/49 (k)	4,371	4,895
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	16,063	17,572
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,279	1,306
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	236
Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,468	1,078
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (f)(k)	139	134
Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (f)(k)	604	596
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer Series 2007-C9 Class A4, 5.8% 12/10/49 (k)	$ 2,907	$ 3,292
Series 2006-C8 Class XP, 0.4666% 12/10/46 (k)(m)	13,930	19
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,524	1,657
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)	333	332
Series 2007-C3 Class A4, 5.6829% 6/15/39 (k)	528	577
Series 2006-C5 Class ASP, 0.6595% 12/15/39 (k)(m)	9,772	17
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	1,189	1,324
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (f)(k)	4,688	4,239
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	420	421
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (k)(m)	276	0*
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (f)(k)(m)	424	0*
Series 2006-C1 Class A3, 5.392% 2/15/39 (k)	3,211	3,257
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (f)(k)	497	492
Class C:
0.3541% 2/15/22 (f)(k)	2,047	2,013
0.4541% 2/15/22 (f)(k)	731	708
Class F, 0.5041% 2/15/22 (f)(k)	1,462	1,406
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (k)(m)	16,196	31
Class B, 5.487% 2/15/40 (f)(k)	2,009	295
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9859% 12/5/31 (f)(k)	1,420	1,419
Class A2FL, 0.8859% 12/5/31 (f)(k)	1,520	1,509
Class BFL, 1.2859% 12/5/31 (f)(k)	5,610	5,611
Class CFL, 1.6859% 12/5/31 (f)(k)	3,980	3,972
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,769
Series 2001-1 Class X1, 2.0442% 5/15/33 (f)(k)(m)	599	8
Series 2007-C1 Class XP, 0.1582% 12/10/49 (k)(m)	17,696	21
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (f)(k)	$ 494	$ 486
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	37,206
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (f)(k)(m)	20,242	68
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (f)(k)	881	882
Class C, 2.0056% 3/6/20 (f)(k)	7,500	7,519
Class D, 2.2018% 3/6/20 (f)(k)	3,090	3,098
Class F, 2.6334% 3/6/20 (f)(k)	136	136
Class G, 2.7903% 3/6/20 (f)(k)	67	67
Class H, 3.3004% 3/6/20 (f)(k)	62	62
Class J, 4.0852% 3/6/20 (f)(k)	85	85
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,183	2,196
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	35	35
Series 2007-GG10 Class A2, 5.778% 8/10/45	265	267
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (f)(k)	563	550
Class C, 0.3941% 11/15/18 (f)(k)	400	389
Class D, 0.4141% 11/15/18 (f)(k)	178	169
Class E, 0.4641% 11/15/18 (f)(k)	255	243
Class F, 0.5141% 11/15/18 (f)(k)	383	363
Class G, 0.5441% 11/15/18 (f)(k)	332	314
Class H, 0.6841% 11/15/18 (f)(k)	255	239
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (k)	577	585
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	915
Series 2006-LDP9 Class A3, 5.336% 5/15/47	11,253	12,332
Series 2007-CB19 Class A4, 5.711% 2/12/49 (k)	4,648	5,178
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (k)	1,714	1,755
Class A4, 5.8137% 6/15/49 (k)	33,014	36,773
Series 2007-LDPX Class A3, 5.42% 1/15/49	18,477	20,317
Series 2005-LDP3 Class A3, 4.959% 8/15/42	76	76
Series 2006-CB17 Class A3, 5.45% 12/12/43	108	108
Series 2006-LDP7 Class A4, 5.8629% 4/15/45 (k)	1,390	1,524
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.711% 2/12/49 (k)	$ 112	$ 43
Class C, 5.711% 2/12/49 (k)	294	60
Class D, 5.711% 2/12/49 (k)	309	35
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (k)	108	13
Class ES, 5.5357% 1/15/49 (f)(k)	679	8
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (k)	1,054	1,185
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1	1
Series 2006-C6 Class A4, 5.372% 9/15/39	591	651
Series 2006-C7 Class A2, 5.3% 11/15/38	678	709
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,475
Series 2007-C2 Class A3, 5.43% 2/15/40	2,427	2,658
Series 2006-C6 Class XCP, 0.673% 9/15/39 (k)(m)	5,045	1
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (k)(m)	1,795	3
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,642	1,798
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,744	3,009
Class XCP, 0.2714% 9/15/45 (k)(m)	79,675	306
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (f)(k)	421	417
Class E, 0.4741% 9/15/21 (f)(k)	1,518	1,487
Class F, 0.5241% 9/15/21 (f)(k)	1,255	1,217
Class G, 0.5441% 9/15/21 (f)(k)	2,478	2,379
Class H, 0.5841% 9/15/21 (f)(k)	639	601
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4193% 1/12/44 (f)(k)	1,143	1,006
Series 2006-C1 Class A2, 5.6376% 5/12/39 (k)	513	514
Series 2007-C1 Class A4, 5.8499% 6/12/50 (k)	4,974	5,553
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,137
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (k)	67	67
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	714	738
Series 2007-5:
Class A4, 5.378% 8/12/48	8,380	9,168
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class B, 5.479% 8/12/48	$ 3,942	$ 1,244
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	10,897	11,935
Series 2007-7 Class A4, 5.7364% 6/12/50 (k)	4,599	5,109
Series 2006-4 Class XP, 0.6175% 12/12/49 (k)(m)	18,655	154
Series 2007-6 Class B, 5.635% 3/12/51 (k)	1,314	288
Series 2007-7 Class B, 5.7364% 6/12/50 (k)	114	8
Series 2007-8 Class A3, 5.8968% 8/12/49 (k)	1,133	1,271
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (f)(k)	393	294
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (f)(k)	754	735
Class D, 0.374% 10/15/20 (f)(k)	732	705
Class E, 0.434% 10/15/20 (f)(k)	916	863
Class F, 0.484% 10/15/20 (f)(k)	550	513
Class G, 0.524% 10/15/20 (f)(k)	680	627
Class H, 0.614% 10/15/20 (f)(k)	428	373
Class J, 0.764% 10/15/20 (f)(k)	247	94
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	618	629
Series 2006-IQ11 Class A4, 5.682% 10/15/42 (k)	353	382
Series 2006-T23 Class A3, 5.8075% 8/12/41 (k)	671	671
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	10,971	12,112
Class AAB, 5.654% 4/15/49	2,639	2,654
Class B, 5.7275% 4/15/49 (k)	323	56
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	185	73
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (f)(k)	1,672	1,538
Class G, 0.5441% 9/15/21 (f)(k)	1,953	1,796
Class J, 0.7841% 9/15/21 (f)(k)	434	369
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (f)(k)	4,581	4,088
Class LXR1, 0.8841% 6/15/20 (f)(k)	162	141
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	19,766	21,778
Series 2007-C31 Class A4, 5.509% 4/15/47	38,680	42,333
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (k)	$ 24,570	$ 26,811
Class A5, 5.9241% 2/15/51 (k)	870	980
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,364
Series 2005-C22:
Class B, 5.3802% 12/15/44 (k)	2,914	2,370
Class F, 5.3802% 12/15/44 (f)(k)	2,191	658
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	7,210	7,850
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	3,942	3,173
Class D, 5.513% 12/15/43 (k)	2,102	1,305
Class XP, 0.4764% 12/15/43 (f)(k)(m)	10,637	26
Series 2007-C31 Class C, 5.6796% 4/15/47 (k)	361	251
Series 2007-C31A Class A2, 5.421% 4/15/47	5,428	5,436
Series 2007-C32:
Class D, 5.7482% 6/15/49 (k)	987	398
Class E, 5.7482% 6/15/49 (k)	1,556	481
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $413,119)		464,614
Municipal Securities - 0.8%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	2,300	2,342
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,574
7.3% 10/1/39	18,960	23,692
7.5% 4/1/34	8,780	11,095
7.55% 4/1/39	14,130	18,289
7.6% 11/1/40	16,260	21,308
7.625% 3/1/40	2,920	3,800
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	5,595	6,216
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	40,890	35,874
Series 2010, 4.421% 1/1/15	5,980	6,182
Series 2010-1, 6.63% 2/1/35	17,960	17,719
Series 2010-3:
6.725% 4/1/35	8,580	8,542
7.35% 7/1/35	5,140	5,423
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18	$ 5,045	$ 5,384
5.877% 3/1/19	12,490	13,406
TOTAL MUNICIPAL SECURITIES (Cost $191,264)		180,846
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 5.625% 1/7/41	5,582	5,387
Italian Republic:
3.125% 1/26/15	10,287	10,532
4.5% 1/21/15	7,717	8,041
4.75% 1/25/16	7,716	8,170
5.375% 6/12/17	4,630	5,009
Russian Federation 3.25% 4/4/17 (f)	800	825
United Mexican States 4.75% 3/8/44	6,152	5,352
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $44,222)		43,316
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $971)	951	997
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (g)(k)	1,204	1,329
TOTAL PREFERRED SECURITIES (Cost $1,359)		1,329
Fixed-Income Funds - 9.1%
	Shares
Fidelity High Income Central Fund 2 (l)	5,740,220	656,337
Fidelity Mortgage Backed Securities Central Fund (l)	13,333,790	1,402,181
TOTAL FIXED-INCOME FUNDS (Cost $1,957,553)		2,058,518
Money Market Funds - 2.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	461,947,286	$ 461,947
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	5,913,700	5,914
TOTAL MONEY MARKET FUNDS (Cost $467,861)		467,861
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $19,975,173)		23,180,575
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(507,983)
NET ASSETS - 100%		$ 22,672,592
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 9/1/43	$ (17,500)	(15,909)
3% 9/1/43	(14,700)	(14,053)
3% 9/1/43	(19,400)	(18,547)
3% 9/1/43	(6,800)	(6,501)
3% 9/1/43	(41,000)	(39,197)
3% 9/1/43	(9,000)	(8,604)
3% 9/1/43	(12,500)	(11,950)
3% 9/1/43	(5,800)	(5,545)
3.5% 9/1/43	(63,700)	(63,526)
4% 9/1/43	(17,900)	(18,458)
4% 9/1/43	(21,300)	(21,964)
4% 9/1/43	(17,900)	(18,458)
4% 9/1/43	(6,500)	(6,703)
4.5% 9/1/43	(81,900)	(86,405)
4.5% 9/1/43	(28,500)	(30,068)
5% 9/1/43	(35,600)	(38,265)
5.5% 9/1/43	(8,250)	(8,956)
5.5% 9/1/43	(8,250)	(8,956)
TOTAL FANNIE MAE		(422,065)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac
3% 9/1/43	$ (6,800)	$ (6,479)
Ginnie Mae
3.5% 9/1/43	(500)	(504)
4% 9/1/43	(10,600)	(11,005)
4% 9/1/43	(4,100)	(4,257)
4% 9/1/43	(4,500)	(4,672)
TOTAL GINNIE MAE		(20,438)
TOTAL TBA SALE COMMITMENTS (Proceeds $451,132)		$ (448,982)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,198 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 179,280	$ 1,769
The face value of futures purchased as a percentage of net assets is 0.8%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	$ 2,403	$ (2,271)	$ 0	$ (2,271)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,957	(1,850)	0	(1,850)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	259	(245)	0	(245)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,957	(1,850)	0	(1,850)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,885	(1,782)	0	(1,782)
Swaps
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection - continued
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	$ 1,655	$ (1,564)	$ 0	$ (1,564)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	2.5%	475	(444)	0	(444)
TOTAL CREDIT DEFAULT SWAPS						$ (10,006)	$ 0	$ (10,006)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $344,043,000 or 1.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,110,000.
(j) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $12,371,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,719,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jumptap, Inc. Series G	6/29/12	$ 6,429
Legend Pictures LLC	9/23/10	$ 6,428
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 946
Fidelity Corporate Bond 1-10 Year Central Fund	4,753
Fidelity High Income Central Fund 2	40,119
Fidelity Mortgage Backed Securities Central Fund	30,238
Fidelity Securities Lending Cash Central Fund	1,695
Total	$ 77,751
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 401,162	$ -	$ 402,521*	$ -	0.0%
Fidelity High Income Central Fund 2	614,582	40,119	-	656,337	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,971,158	322,211	830,072	1,402,181	10.2%
Total	$ 2,986,902	$ 362,330	$ 1,232,593	$ 2,058,518
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kayak Software Corp.	$ 5,542	$ 2,376	$ 11,547	$ -	$ -
Total	$ 5,542	$ 2,376	$ 11,547	$ -	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,753,125	$ 1,737,671	$ -	$ 15,454
Consumer Staples	1,632,933	1,584,948	47,985	-
Energy	1,624,832	1,624,832	-	-
Financials	2,580,317	2,521,239	59,078	-
Health Care	1,999,651	1,999,651	-	-
Industrials	1,576,298	1,576,298	-	-
Information Technology	2,868,678	2,868,678	-	-
Materials	593,163	593,163	-	-
Telecommunication Services	352,620	352,620	-	-
Utilities	514,561	514,561	-	-
Corporate Bonds	2,044,642	-	2,044,642	-
U.S. Government and Government Agency Obligations	1,357,664	-	1,357,664	-
U.S. Government Agency - Mortgage Securities	940,402	-	940,402	-
Asset-Backed Securities	49,313	-	43,468	5,845
Collateralized Mortgage Obligations	74,895	-	74,020	875
Commercial Mortgage Securities	464,614	-	464,106	508
Municipal Securities	180,846	-	180,846	-
Foreign Government and Government Agency Obligations	43,316	-	43,316	-
Bank Notes	997	-	997	-
Preferred Securities	1,329	-	1,329	-
Fixed-Income Funds	2,058,518	2,058,518	-	-
Money Market Funds	467,861	467,861	-	-
Total Investments in Securities:	$ 23,180,575	$ 17,900,040	$ 5,257,853	$ 22,682
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 1,769	$ 1,769	$ -	$ -
Liabilities
Swaps	$ (10,006)	$ -	$ (10,006)	$ -
Total Derivative Instruments:	$ (8,237)	$ 1,769	$ (10,006)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (448,982)	$ -	$ (448,982)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (10,006)
Equity Risk
Futures Contracts (a)	1,769	-
Total Value of Derivatives	$ 1,769	$ (10,006)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	14.6%
AAA,AA,A	5.5%
BBB	6.0%
BB	1.2%
B	1.8%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.3%
Equities	68.4%
Short-Term Investments and Net Other Assets	1.7%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
United Kingdom	2.4%
Ireland	1.5%
Netherlands	1.2%
Others (Individually Less Than 1%)	4.9%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $5,525) - See accompanying schedule: Unaffiliated issuers (cost $17,549,759)	$ 20,654,196
Fidelity Central Funds (cost $2,425,414)	2,526,379
Total Investments (cost $19,975,173)		$ 23,180,575
Foreign currency held at value (cost $100)		100
Receivable for investments sold, regular delivery		53,846
Receivable for TBA sale commitments		451,132
Receivable for swaps		3
Receivable for fund shares sold		18,317
Dividends receivable		25,611
Interest receivable		35,149
Distributions receivable from Fidelity Central Funds		51
Receivable from investment adviser for expense reductions		6
Other receivables		1,536
Total assets		23,766,326

Liabilities
Payable to custodian bank	$ 41
Payable for investments purchased Regular delivery	65,930
Delayed delivery	521,874
TBA sale commitments, at value	448,982
Payable for swaps	945
Payable for fund shares redeemed	28,041
Bi-lateral OTC swaps, at value	10,006
Accrued management fee	7,738
Payable for daily variation margin for derivative instruments	593
Other affiliated payables	2,596
Other payables and accrued expenses	1,074
Collateral on securities loaned, at value	5,914
Total liabilities		1,093,734

Net Assets		$ 22,672,592
Net Assets consist of:
Paid in capital		$ 18,709,943
Undistributed net investment income		97,655
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		665,708
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,199,286
Net Assets		$ 22,672,592

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Balanced: Net Asset Value, offering price and redemption price per share ($16,342,200 ÷ 747,786 shares)	$ 21.85

Class K: Net Asset Value, offering price and redemption price per share ($6,330,392 ÷ 289,670 shares)	$ 21.85

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Dividends		$ 265,436
Interest		153,405
Income from Fidelity Central Funds		77,751
Total income		496,592

Expenses
Management fee	$ 87,739
Transfer agent fees	28,185
Accounting and security lending fees	2,068
Custodian fees and expenses	408
Independent trustees' compensation	132
Appreciation in deferred trustee compensation account	1
Registration fees	342
Audit	158
Legal	103
Miscellaneous	201
Total expenses before reductions	119,337
Expense reductions	(2,513)	116,824
Net investment income (loss)		379,768
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,519,193
Fidelity Central Funds	75,359
Other affiliated issuers	3,376
Foreign currency transactions	(113)
Futures contracts	32,670
Swaps	(12,561)
Total net realized gain (loss)		1,617,924
Change in net unrealized appreciation (depreciation) on: Investment securities	298,497
Assets and liabilities in foreign currencies	6
Futures contracts	(5,931)
Swaps	11,962
Delayed delivery commitments	4,718
Total change in net unrealized appreciation (depreciation)		309,252
Net gain (loss)		1,927,176
Net increase (decrease) in net assets resulting from operations		$ 2,306,944

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 379,768	$ 401,529
Net realized gain (loss)	1,617,924	(1,032)
Change in net unrealized appreciation (depreciation)	309,252	1,842,236
Net increase (decrease) in net assets resulting from operations	2,306,944	2,242,733
Distributions to shareholders from net investment income	(352,712)	(379,925)
Share transactions - net increase (decrease)	99,632	(947,824)
Total increase (decrease) in net assets	2,053,864	914,984

Net Assets
Beginning of period	20,618,728	19,703,744
End of period (including undistributed net investment income of $97,655 and undistributed net investment income of $84,489, respectively)	$ 22,672,592	$ 20,618,728

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Balanced

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.71
Income from Investment Operations
Net investment income (loss) B	.36	.37	.35	.36	.38
Net realized and unrealized gain (loss)	1.88	1.76	1.91	.88	(2.29)
Total from investment operations	2.24	2.13	2.26	1.24	(1.91)
Distributions from net investment income	(.34)	(.35)	(.35)	(.36)	(.37)
Distributions from net realized gain	-	-	(.01)	(.01)	(.03)
Total distributions	(.34)	(.35)	(.36)	(.37)	(.40)
Net asset value, end of period	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Total Return A	11.32%	11.89%	13.88%	8.06%	(10.48)%
Ratios to Average Net Assets C, E
Expenses before reductions	.58%	.60%	.61%	.62%	.68%
Expenses net of fee waivers, if any	.58%	.60%	.61%	.62%	.68%
Expenses net of all reductions	.57%	.59%	.60%	.61%	.68%
Net investment income (loss)	1.72%	1.98%	1.92%	2.18%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$ 16,342	$ 15,016	$ 15,602	$ 16,764	$ 17,225
Portfolio turnover rate D	244% F	155%	193% F	122%	198% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.72
Income from Investment Operations
Net investment income (loss) B	.39	.40	.38	.38	.40
Net realized and unrealized gain (loss)	1.87	1.76	1.90	.88	(2.29)
Total from investment operations	2.26	2.16	2.28	1.26	(1.89)
Distributions from net investment income	(.36)	(.38)	(.38)	(.38)	(.40)
Distributions from net realized gain	-	-	(.01)	(.01)	(.03)
Total distributions	(.36)	(.38)	(.38) F	(.39)	(.43)
Net asset value, end of period	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Total Return A	11.45%	12.03%	14.04%	8.23%	(10.33)%
Ratios to Average Net Assets C, E
Expenses before reductions	.47%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.46%	.47%	.47%	.47%	.50%
Net investment income (loss)	1.83%	2.10%	2.05%	2.32%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 6,330	$ 5,603	$ 4,102	$ 2,692	$ 2,014
Portfolio turnover rate D	244% G	155%	193% G	122%	198% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Options Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivates clearing organizations

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

(clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,291,797
Gross unrealized depreciation	(272,766)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,019,031

Tax Cost	$ 20,161,544

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 77,396
Undistributed long-term capital gain	$ 874,797
Net unrealized appreciation (depreciation)	$ 3,011,146

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 352,712	$ 379,925

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (12,561)	$ 11,962
Equity Risk
Futures Contracts	32,670	(5,931)
Totals (a)	$ 20,109	$ 6,031

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

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4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $15,698,281 and $15,491,420, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Balanced	$ 25,180.16
Class K	3,005.05
	$ 28,185

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $424 for the period.

Other Affiliated Transactions. On January 4, 2013, the Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by the 1-10 Year Board. Under the plan, 1-10 Year distributed in-kind all of its net assets to its shareholders pro rata at its NAV per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $347,566 in return for 3,056 shares of 1-10 Year. Because 1-10 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $251. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,695 (including $11 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,474 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $33.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Balanced	$ 249,039	$ 281,775
Class K	103,673	98,150
Total	$ 352,712	$ 379,925

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Balanced
Shares sold	125,541	101,057	$ 2,652,879	$ 1,914,819
Reinvestment of distributions	11,563	14,566	238,686	271,000
Shares redeemed	(141,860)	(221,553)	(2,965,223)	(4,157,808)
Net increase (decrease)	(4,756)	(105,930)	$ (73,658)	$ (1,971,989)
Class K
Shares sold	69,664	117,984	$ 1,451,163	$ 2,217,745
Reinvestment of distributions	5,019	5,255	103,673	98,150
Shares redeemed	(65,784)	(68,166)	(1,381,546)	(1,291,730)
Net increase (decrease)	8,899	55,073	$ 173,290	$ 1,024,165

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Ronald P. O'Hanley, James C. Curvey, Ned C. Lautenbach and William S. Stavropoulos, each of the Trustees oversees 166 funds. Ronald P. O'Hanley, Ned C. Lautenbach and William S. Stavropoulos each oversees 230 funds. James C. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee and Chairman of the Board of Trustees of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present), Deputy Treasurer (2013-present), and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President (2011-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith also serves as Assistant Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and a dividend derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	10/14/13	10/11/13	$0.115	$0.851

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $919,707,777, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.51% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class K designates $135,777,634 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class K designates 16%, 57%, 84% and 84% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 20%, 68%, 100% and 100% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for a sleeve of the fund in March 2011, April 2013, and June 2013.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BAL-K-UANN-1013
1.863050.104

Fidelity®

Puritan®

Fund

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Puritan® Fund	11.29%	7.03%	6.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund, a class of the fund, on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Major equity benchmarks set record highs during the 12 months ending August 31, 2013, fueled by an improving global economy and accommodative monetary policies worldwide. The broad-based S&P 500® Index rose 18.70% for the 12 months, setting new highs, while the blue-chip-laden Dow Jones Industrial AverageSM also achieved significant milestones en route to climbing 16.13%. The growth-oriented Nasdaq Composite Index® advanced 18.75%. Stocks slipped early on as investors grew anxious about the U.S. presidential election and the federal debt limit. Markets quickly rebounded and rose through late May, but concern over the U.S. Federal Reserve tapering its bond-buying program prompted a brief, but steep, market sell-off in June. Stocks recovered when the Fed said no moves were imminent, but doubt returned in August as a military strike on Syria loomed. On the bond side of the ledger, U.S. high-income securities rallied alongside equities for most of the period, but cooled off in May and June as interest rates spiked on possible Fed tightening. The sector still advanced solidly, with The BofA Merrill LynchSM US High Yield Constrained Index returning 7.55%. The more rate-sensitive U.S. investment-grade bond category fared far worse, as reflected in the -2.47% return of the Barclays® U.S. Aggregate Bond Index, its largest trailing one-year loss in almost 20 years.

Comments from Ramin Arani, Lead Portfolio Manager of Fidelity® Puritan® Fund: For the year, the fund's Retail Class shares returned 11.29%, versus 9.87% for the Fidelity Puritan Composite IndexSM. Versus the Composite index, asset allocation was the dominant contributor, as I overweighted equities and underweighted investment-grade bonds. Our top individual relative contributor was an out-of-index investment in Tesla Motors, as the maker of electronic cars reported good financial results and strong orders - and the stock responded in a huge way. Exxon Mobil, AT&T and IBM are three sizable benchmark stocks I successfully underweighted or avoided, and none was in the fund at period end. Conversely, consumer electronics leader Apple was by far our largest detractor. The fund was modestly overweighted in Apple at period end because I believe it is a strong company and its stock was cheap relative to its valuation. In fixed income, the biggest contributors were an overweighting in corporate bonds, particularly financial institutions, an underweighting in sovereigns and an overweighting in commercial mortgage-backed securities (CMBS). We were modestly hurt by overweighting corporate bonds issued by telecommunication services companies, as this sector was held back by event risk stemming from investors' anticipation of a major new offering by Verizon Communications.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Puritan	.58%
Actual		$ 1,000.00	$ 1,049.50	$ 3.00
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.96
Class K	.47%
Actual		$ 1,000.00	$ 1,050.10	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.84	$ 2.40

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.4	1.9
Google, Inc. Class A	1.7	1.5
Bank of America Corp.	1.6	0.4
JPMorgan Chase & Co.	1.5	1.0
Citigroup, Inc.	1.4	1.2
	8.6
Top Five Bond Issuers as of August 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	5.5	5.3
Fannie Mae	4.7	6.7
Ginnie Mae	1.6	1.5
Freddie Mac	1.3	1.9
Wachovia Bank Commercial Mortgage Trust	0.7	0.9
	13.8
Top Five Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.1	16.4
Consumer Discretionary	13.6	12.2
Information Technology	13.1	12.8
Health Care	12.2	10.1
Energy	7.2	7.2
Asset Allocation (% of fund's net assets)
As of August 31, 2013 *	As of February 28, 2013 **
Stocks 68.9%	Stocks 64.9%
Bonds 29.6%	Bonds 32.7%
Convertible Securities 0.5%	Convertible Securities 0.4%
Other Investments 0.6%	Other Investments 0.8%
Short-Term Investments and Net Other Assets (Liabilities) 0.4%	Short-Term Investments and Net Other Assets (Liabilities) 1.2%

* Foreign investments	11.2%	** Foreign investments	10.7%
Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Common Stocks - 68.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.0%
Delphi Automotive PLC	68,093	$ 3,746
Automobiles - 1.0%
Ford Motor Co.	6,432,200	104,137
General Motors Co. (a)	574,870	19,592
Motors Liquidation Co. GUC Trust (a)	28,150	847
Tesla Motors, Inc. (a)	320,900	54,232
Toyota Motor Corp.	558,700	33,607
		212,415
Diversified Consumer Services - 0.2%
H&R Block, Inc.	1,480,400	41,318
Hotels, Restaurants & Leisure - 1.6%
Dunkin' Brands Group, Inc.	1,148,000	49,467
PB Investor I LLC	9,088	14
Starbucks Corp.	1,841,800	129,884
Station Holdco LLC (a)(n)(p)	1,194,419	1,780
Station Holdco LLC:
unit (n)(p)	2,660	0 *
warrants 6/15/18 (a)(n)(p)	75,658	6
Vail Resorts, Inc.	917,027	62,358
Wyndham Worldwide Corp.	623,400	37,005
Yum! Brands, Inc.	833,000	58,327
		338,841
Household Durables - 0.9%
D.R. Horton, Inc.	1,116,200	19,924
KB Home	1,061,700	17,019
PulteGroup, Inc.	1,148,000	17,668
Sony Corp. sponsored ADR (e)	1,852,800	36,982
Toll Brothers, Inc. (a)	1,220,700	37,366
Whirlpool Corp.	460,700	59,269
		188,228
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	400,900	112,645
Netflix, Inc. (a)	42,700	12,123
priceline.com, Inc. (a)	89,600	84,092
Rakuten, Inc.	2,811,400	34,446
Spotify Technology SA (a)(p)	15,765	15,597
		258,903
Media - 3.4%
CBS Corp. Class B	1,743,100	89,072
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A (special) (non-vtg.)	5,566,200	$ 226,767
Discovery Communications, Inc. Class A (a)	29,800	2,310
HMH Holdings, Inc. warrants 6/22/19 (a)(p)	1,945	3
Legend Pictures LLC (a)(n)(p)	49,141	88,601
Lions Gate Entertainment Corp. (a)(e)	1,631,500	57,119
Manchester United PLC	826,630	13,937
Publicis Groupe SA	641,100	47,720
The Walt Disney Co.	284,190	17,287
Tribune Co. Class A (a)	13,773	821
Twenty-First Century Fox, Inc. Class A	3,966,900	124,283
Vertis Holdings, Inc. (a)	1,934	0
Viacom, Inc. Class B (non-vtg.)	712,500	56,687
		724,607
Specialty Retail - 1.6%
Home Depot, Inc.	2,362,400	175,975
Lowe's Companies, Inc.	1,528,800	70,050
Restoration Hardware Holdings, Inc.	213,800	14,866
TJX Companies, Inc.	1,513,300	79,781
		340,672
Textiles, Apparel & Luxury Goods - 1.6%
Brunello Cucinelli SpA	1,155,400	34,206
C. Wonder LLC (n)(p)	619,047	19,500
Compagnie Financiere Richemont SA Series A	225,290	21,404
Kering SA	118,100	26,675
lululemon athletica, Inc. (a)	537,200	38,055
Michael Kors Holdings Ltd. (a)	492,461	36,486
NIKE, Inc. Class B	1,026,700	64,497
Prada SpA	1,251,300	12,328
PVH Corp.	41,700	5,369
Ralph Lauren Corp.	327,700	54,205
Tory Burch LLC (n)(p)	324,840	17,505
		330,230
TOTAL CONSUMER DISCRETIONARY		2,438,960
CONSUMER STAPLES - 6.3%
Beverages - 1.2%
Beam, Inc.	1,228,200	76,947
Coca-Cola Enterprises, Inc.	1,309,700	48,983
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	624,800	$ 35,857
The Coca-Cola Co.	2,513,900	95,981
		257,768
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	3,655,400	212,196
Kroger Co.	1,766,000	64,636
Walgreen Co.	665,700	32,000
		308,832
Food Products - 0.7%
Bunge Ltd.	833,000	63,125
Green Mountain Coffee Roasters, Inc. (a)	489,200	42,223
Mead Johnson Nutrition Co. Class A	185,800	13,941
The Hershey Co.	239,100	21,985
		141,274
Household Products - 1.4%
Energizer Holdings, Inc.	331,800	32,792
Procter & Gamble Co.	3,283,400	255,744
		288,536
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	781,400	51,072
L'Oreal SA	206,600	34,473
Prestige Brands Holdings, Inc. (a)	1,443,351	46,866
		132,411
Tobacco - 1.0%
Japan Tobacco, Inc.	3,745,100	126,490
Lorillard, Inc.	860,900	36,416
Philip Morris International, Inc.	580,140	48,407
		211,313
TOTAL CONSUMER STAPLES		1,340,134
ENERGY - 5.8%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	778,400	44,205
Ensco PLC Class A	1,563,816	86,886
Halliburton Co.	2,203,400	105,763
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	614,900	$ 22,874
Schlumberger Ltd.	521,600	42,218
		301,946
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	1,231,200	112,556
Apache Corp.	20,614	1,766
Bonanza Creek Energy, Inc. (a)	524,000	20,803
Cabot Oil & Gas Corp.	1,376,200	53,851
Chevron Corp.	1,409,100	169,698
Cobalt International Energy, Inc. (a)	742,700	18,122
Concho Resources, Inc. (a)	121,800	11,755
ConocoPhillips	1,261,100	83,611
Continental Resources, Inc. (a)	181,900	16,782
Energen Corp.	387,500	25,695
EOG Resources, Inc.	449,900	70,657
EQT Corp.	552,900	47,395
Marathon Oil Corp.	2,028,000	69,824
Noble Energy, Inc.	181,292	11,137
Occidental Petroleum Corp.	446,258	39,364
Phillips 66	235,200	13,430
Pioneer Natural Resources Co.	184,100	32,212
Suncor Energy, Inc.	1,279,000	43,107
The Williams Companies, Inc.	2,225,500	80,652
		922,417
TOTAL ENERGY		1,224,363
FINANCIALS - 12.8%
Capital Markets - 1.7%
Apollo Global Management LLC Class A	1,512,300	38,397
BlackRock, Inc. Class A	160,500	41,781
Evercore Partners, Inc. Class A	772,000	34,423
Goldman Sachs Group, Inc.	133,400	20,294
Invesco Ltd.	673,200	20,438
State Street Corp.	1,060,100	70,730
The Blackstone Group LP	1,761,800	38,478
UBS AG	5,070,144	97,963
		362,504
Commercial Banks - 2.5%
First Republic Bank	50,000	2,214
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	545,300	$ 61,804
PNC Financial Services Group, Inc.	1,591,900	115,047
Standard Chartered PLC (United Kingdom)	557,819	12,457
TCF Financial Corp.	1,258,400	17,681
Texas Capital Bancshares, Inc. (a)	868,022	38,262
U.S. Bancorp	1,143,100	41,300
Wells Fargo & Co.	6,041,940	248,203
		536,968
Consumer Finance - 1.3%
American Express Co.	1,611,700	115,897
Capital One Financial Corp.	1,232,100	79,532
Discover Financial Services	704,900	33,307
SLM Corp.	2,315,700	55,554
		284,290
Diversified Financial Services - 4.5%
Bank of America Corp.	23,557,000	332,625
Citigroup, Inc.	6,119,840	295,772
JPMorgan Chase & Co.	6,316,823	319,189
		947,586
Insurance - 2.0%
ACE Ltd.	1,130,600	99,176
American International Group, Inc.	1,916,900	89,059
Berkshire Hathaway, Inc. Class B (a)	1,043,700	116,080
MetLife, Inc.	1,346,700	62,204
The Travelers Companies, Inc.	610,700	48,795
		415,314
Real Estate Investment Trusts - 0.6%
American Tower Corp.	1,330,200	92,436
Simon Property Group, Inc.	161,200	23,476
		115,912
Real Estate Management & Development - 0.0%
Realogy Holdings Corp.	8,900	377
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	793,600	40,029
TOTAL FINANCIALS		2,702,980
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.4%
Biotechnology - 4.5%
ACADIA Pharmaceuticals, Inc. (a)	3,169,404	$ 63,262
Achillion Pharmaceuticals, Inc. (a)	672,600	4,338
Acorda Therapeutics, Inc. (a)	763,300	25,792
Alexion Pharmaceuticals, Inc. (a)	462,300	49,817
AMAG Pharmaceuticals, Inc. (a)	1,013,961	23,990
Amgen, Inc.	1,916,800	208,816
Biogen Idec, Inc. (a)	613,200	130,624
BioMarin Pharmaceutical, Inc. (a)	263,700	17,264
Celgene Corp. (a)	185,700	25,994
CSL Ltd.	1,035,843	62,684
Gilead Sciences, Inc. (a)	2,914,700	175,669
Grifols SA ADR	1,988,480	60,231
Medivation, Inc. (a)	436,900	24,698
Neurocrine Biosciences, Inc. (a)	1,017,600	14,826
Onyx Pharmaceuticals, Inc. (a)	314,700	38,891
Theravance, Inc. (a)	205,028	7,350
Vertex Pharmaceuticals, Inc. (a)	156,200	11,738
		945,984
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	8,679,000	91,824
Stryker Corp.	361,600	24,187
The Cooper Companies, Inc.	344,259	44,964
		160,975
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc. (a)	634,850	15,884
Catamaran Corp. (a)	747,900	40,956
CIGNA Corp.	1,146,600	90,226
Express Scripts Holding Co. (a)	489,100	31,244
HCA Holdings, Inc.	900,700	34,398
Humana, Inc.	62,600	5,764
McKesson Corp.	646,700	78,516
Qualicorp SA (a)	5,724,000	44,742
UnitedHealth Group, Inc.	1,113,300	79,868
		421,598
Health Care Technology - 0.3%
CareView Communications, Inc. (a)(e)(f)	10,425,300	6,724
Cerner Corp. (a)	1,356,100	62,462
		69,186
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(e)	400,300	$ 31,159
Pharmaceuticals - 3.7%
AbbVie, Inc.	2,082,600	88,740
Actavis, Inc. (a)	946,000	127,880
Bristol-Myers Squibb Co.	1,865,100	77,756
Eli Lilly & Co.	347,200	17,846
Endo Health Solutions, Inc. (a)	205,200	8,432
Merck & Co., Inc.	965,500	45,658
Optimer Pharmaceuticals, Inc. (a)	635,000	7,944
Perrigo Co.	515,000	62,598
Pfizer, Inc.	5,317,600	150,009
Sanofi SA	171,080	16,396
TherapeuticsMD, Inc. (a)(f)	8,625,414	17,941
Valeant Pharmaceuticals International, Inc. (Canada) (a)	794,111	78,107
ViroPharma, Inc. (a)	774,078	23,338
Warner Chilcott PLC	2,866,600	61,489
		784,134
TOTAL HEALTH CARE		2,413,036
INDUSTRIALS - 4.6%
Aerospace & Defense - 1.6%
General Dynamics Corp.	557,100	46,379
Honeywell International, Inc.	1,417,200	112,767
The Boeing Co.	604,800	62,851
United Technologies Corp.	1,208,200	120,941
		342,938
Airlines - 0.2%
Copa Holdings SA Class A	323,100	42,255
Building Products - 0.1%
Masco Corp.	856,100	16,197
Masonite International Corp. (a)	5,358	263
Masonite International Corp.:
warrants 6/9/14 (a)	25,981	130
warrants 6/9/16 (a)	19,485	234
		16,824
Commercial Services & Supplies - 0.1%
Moleskine SpA	4,482,000	11,379
Electrical Equipment - 0.1%
Generac Holdings, Inc.	597,800	23,667
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.1%
3M Co.	422,200	$ 47,953
Danaher Corp.	1,320,000	86,486
General Electric Co.	3,873,800	89,640
Toshiba Corp.	3,056,000	12,043
		236,122
Machinery - 0.7%
Cummins, Inc.	314,400	38,734
Global Brass & Copper Holdings, Inc.	457,774	9,041
Ingersoll-Rand PLC	825,000	48,791
Manitowoc Co., Inc.	1,829,600	36,555
Stanley Black & Decker, Inc.	205,400	17,512
		150,633
Professional Services - 0.1%
Verisk Analytics, Inc. (a)	415,500	25,836
Road & Rail - 0.5%
Union Pacific Corp.	714,756	109,744
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	184,200	13,588
TOTAL INDUSTRIALS		972,986
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 1.2%
Cisco Systems, Inc.	7,810,600	182,065
F5 Networks, Inc. (a)	250,700	20,903
Juniper Networks, Inc. (a)	695,700	13,149
QUALCOMM, Inc.	640,600	42,459
		258,576
Computers & Peripherals - 3.3%
Apple, Inc.	1,043,200	508,085
EMC Corp.	4,183,500	107,851
NCR Corp. (a)	1,993,400	70,925
SanDisk Corp.	56,400	3,112
		689,973
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	552,400	41,855
Arrow Electronics, Inc. (a)	775,600	36,003
E Ink Holdings, Inc. GDR (a)(g)	140,100	798
		78,656
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.0%
Demand Media, Inc. (a)(e)	286,508	$ 1,857
eBay, Inc. (a)	1,508,600	75,415
Facebook, Inc. Class A (a)	2,339,160	96,561
Google, Inc. Class A (a)	431,200	365,183
Mail.Ru Group Ltd.:
GDR (g)	580,000	18,937
GDR (Reg. S)	289,900	9,465
Pandora Media, Inc. (a)(e)	23,894	440
Yahoo!, Inc. (a)	2,387,800	64,757
		632,615
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	495,200	36,298
MasterCard, Inc. Class A	58,200	35,274
Visa, Inc. Class A	921,600	160,745
		232,317
Semiconductors & Semiconductor Equipment - 0.9%
Altera Corp.	1,222,200	42,985
Broadcom Corp. Class A	862,800	21,794
KLA-Tencor Corp.	598,000	32,980
Micron Technology, Inc. (a)	1,250,000	16,963
NXP Semiconductors NV (a)	342,800	12,742
Spansion, Inc. Class A (a)	1,868	19
Texas Instruments, Inc.	1,888,400	72,137
		199,620
Software - 2.6%
Activision Blizzard, Inc.	640,600	10,455
Adobe Systems, Inc. (a)	1,696,000	77,592
Microsoft Corp.	6,914,000	230,928
Oracle Corp.	4,274,700	136,192
salesforce.com, Inc. (a)	1,408,800	69,214
Workday, Inc. Class A	338,500	24,551
		548,932
TOTAL INFORMATION TECHNOLOGY		2,640,689
MATERIALS - 1.4%
Chemicals - 0.9%
Ashland, Inc.	161,600	14,093
CF Industries Holdings, Inc.	98,900	18,825
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	714,029	$ 50,089
Monsanto Co.	889,200	87,044
RPM International, Inc.	604,600	20,544
W.R. Grace & Co. (a)	168,100	13,507
		204,102
Construction Materials - 0.2%
Eagle Materials, Inc.	570,400	36,597
Vulcan Materials Co.	111,400	5,325
		41,922
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	546,400	60,711
Metals & Mining - 0.0%
Ivanplats Ltd. (g)	819,127	1,524
TOTAL MATERIALS		308,259
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.8%
Bezeq Israeli Telecommunication Corp. Ltd.	9,287,800	15,138
Broadview Networks Holdings, Inc.	123,987	1,133
Iliad SA	150,462	36,093
Verizon Communications, Inc.	2,337,700	110,760
		163,124
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	479,200	35,940
SoftBank Corp.	245,000	15,285
Vodafone Group PLC sponsored ADR	1,020,100	33,000
		84,225
TOTAL TELECOMMUNICATION SERVICES		247,349
UTILITIES - 1.1%
Electric Utilities - 0.6%
Bicent Power LLC:
warrants 8/21/22 (a)	531	0
warrants 8/21/22 (a)	327	0
Edison International	1,312,900	60,249
NextEra Energy, Inc.	879,200	70,653
		130,902
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
ONEOK, Inc.	191,700	$ 9,861
Multi-Utilities - 0.4%
Sempra Energy	1,014,600	85,653
TOTAL UTILITIES		226,416
TOTAL COMMON STOCKS (Cost $11,303,306)		14,515,172
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
General Motors Co. 4.75%	135,200	6,579
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (p)	1,082,251	5,000
Roku, Inc. 8.00% (p)	5,520,836	5,000
		10,000
Media - 0.2%
Vice Holdings, Inc. Series A (p)	6,701	43,738
TOTAL CONSUMER DISCRETIONARY		60,317
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(p)	497,017	994
Software - 0.1%
Mobileye N.V. Series F (a)(p)	369,679	12,902
TOTAL INFORMATION TECHNOLOGY		13,896
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	104,600	1,616
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	76,300	$ 3,826
TOTAL CONVERTIBLE PREFERRED STOCKS		79,655
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	237,100	53,930
FINANCIALS - 0.1%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series J, 5.50%	100,446	2,275
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (g)	10,951	10,267
Diversified Financial Services - 0.0%
GMAC Capital Trust I Series 2, 8.125%	377,872	10,017
TOTAL FINANCIALS		22,559
TOTAL NONCONVERTIBLE PREFERRED STOCKS		76,489
TOTAL PREFERRED STOCKS (Cost $121,499)		156,144
Corporate Bonds - 12.9%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 375	317
3.5% 1/15/31 (g)	2,776	2,346
Mood Media Corp. 10% 10/31/15 (g)	32	28
		2,691
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 2,810	$ 2,889
Massey Energy Co. 3.25% 8/1/15	1,880	1,724
		4,613
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/14 (p)	11,328	11,328
8% 12/6/14 (p)	3,220	3,220
		14,548
TOTAL CONVERTIBLE BONDS		21,852
Nonconvertible Bonds - 12.8%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
Affinia Group, Inc. 7.75% 5/1/21 (g)	250	257
Chassix, Inc. 9.25% 8/1/18 (g)	470	490
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	1,110	1,122
Dana Holding Corp.:
5.375% 9/15/21	880	865
6% 9/15/23	880	858
Delphi Corp.:
5% 2/15/23	10,718	10,892
6.125% 5/15/21	1,690	1,846
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (g)(k)	1,565	1,628
Tenneco, Inc. 6.875% 12/15/20	2,415	2,590
		20,548
Automobiles - 0.2%
Daimler Finance North America LLC:
1.45% 8/1/16 (g)	3,577	3,561
1.95% 3/28/14 (g)	1,854	1,865
Ford Motor Co.:
4.75% 1/15/43	15,618	13,739
6.375% 2/1/29	2,190	2,362
7.45% 7/16/31	8,972	10,813
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.:
6.75% 5/1/28 (d)	$ 390	$ 0
7.125% 7/15/49 (d)	1,135	0
7.2% 1/15/11 (d)	2,855	0
7.4% 9/1/25 (d)	195	0
7.7% 4/15/16 (d)	705	0
8.25% 7/15/23 (d)	5,475	0
8.375% 7/15/33 (d)	16,800	0
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,515	1,539
		33,879
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	365	354
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,745	1,745
LKQ Corp. 4.75% 5/15/23 (g)	265	244
		2,343
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (g)	554	546
4.25% 6/15/23 (g)	3,903	3,827
5.75% 6/15/43 (g)	2,809	2,883
Laureate Education, Inc. 9.25% 9/1/19 (g)	4,040	4,363
Service Corp. International 5.375% 1/15/22 (g)	505	490
		12,109
Hotels, Restaurants & Leisure - 0.1%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (g)	325	349
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	3,765	3,596
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	1,765	1,694
Chester Downs & Marina LLC 9.25% 2/1/20 (g)	435	434
Choice Hotels International, Inc. 5.75% 7/1/22	390	402
Chukchansi Economic Development Authority 9.75% 5/30/20 (d)(g)	2,861	1,659
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,065	1,177
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	$ 900	$ 952
MCE Finance Ltd. 5% 2/15/21 (g)	1,290	1,184
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	3,068
6.625% 12/15/21	1,115	1,132
7.5% 6/1/16	2,855	3,141
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp.:
5% 8/1/18 (g)	865	876
8.25% 12/15/17 (g)	848	919
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	467
Playa Resorts Holding BV 8% 8/15/20 (g)	330	337
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	615	599
Studio City Finance Ltd. 8.5% 12/1/20 (g)	5,600	5,936
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	886	272
		28,194
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	783
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	775
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	634
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	6,420	6,364
7.875% 8/15/19	8,325	9,158
8.25% 2/15/21	1,485	1,466
9% 4/15/19	835	862
William Lyon Homes, Inc. 8.5% 11/15/20	730	774
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	1,350	1,343
		22,159
Leisure Equipment & Products - 0.0%
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (g)(k)	550	535
Media - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	340	376
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	$ 1,580	$ 1,418
5.25% 3/15/21 (g)	1,375	1,310
5.75% 9/1/23 (g)	945	881
5.75% 1/15/24	4,235	3,928
8.125% 4/30/20	3,485	3,781
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	325	324
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	3,345	3,077
Checkout Holding Corp. 0% 11/15/15 (g)	1,290	1,042
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,173
5.125% 12/15/22	355	332
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,355	2,284
5.5% 12/15/16	1,330	984
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	755	749
6.5% 11/15/22	2,040	2,040
7.625% 3/15/20	585	581
7.625% 3/15/20	4,105	4,115
Comcast Corp.:
4.95% 6/15/16	790	870
6.4% 5/15/38	6,000	7,090
6.4% 3/1/40	4,017	4,772
6.95% 8/15/37	7,000	8,769
COX Communications, Inc. 3.25% 12/15/22 (g)	2,162	1,902
Discovery Communications LLC:
3.7% 6/1/15	4,012	4,201
5.05% 6/1/20	168	182
6.35% 6/1/40	3,224	3,543
DISH DBS Corp.:
5.875% 7/15/22	2,655	2,602
6.75% 6/1/21	3,515	3,664
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,131
Lamar Media Corp.:
5.875% 2/1/22	525	529
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Media Corp.: - continued
7.875% 4/15/18	$ 1,400	$ 1,496
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	3,730	3,730
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (g)	3,907	4,122
National CineMedia LLC:
6% 4/15/22	2,600	2,652
7.875% 7/15/21	1,380	1,490
NBC Universal, Inc.:
3.65% 4/30/15	1,216	1,274
5.15% 4/30/20	4,917	5,535
6.4% 4/30/40	4,249	5,057
News America Holdings, Inc. 7.75% 12/1/45	8,012	9,976
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	1,770	1,682
7.75% 10/15/18	3,165	3,442
11.625% 2/1/14	1,171	1,219
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	380	376
Regal Entertainment Group:
5.75% 6/15/23	2,270	2,122
5.75% 2/1/25	340	313
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	518
Sheridan Group, Inc. 12.5% 4/15/14	1,775	1,775
Sirius XM Radio, Inc. 5.75% 8/1/21 (g)	3,350	3,283
Time Warner Cable, Inc.:
4% 9/1/21	7,778	7,296
4.5% 9/15/42	6,688	5,174
5.5% 9/1/41	17,772	15,115
5.85% 5/1/17	1,621	1,763
5.875% 11/15/40	1,318	1,180
6.75% 7/1/18	1,581	1,760
Time Warner, Inc.:
3.15% 7/15/15	451	469
5.375% 10/15/41	1,539	1,521
5.875% 11/15/16	3,738	4,227
6.2% 3/15/40	2,618	2,846
6.5% 11/15/36	2,633	2,932
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (g)	$ 1,340	$ 1,263
7.5% 3/15/19 (g)	480	518
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,250	1,306
Viacom, Inc.:
1.25% 2/27/15	377	378
2.5% 9/1/18	714	705
3.5% 4/1/17	219	228
Videotron Ltd. 9.125% 4/15/18	2,604	2,731
WMG Acquisition Corp. 6% 1/15/21 (g)	423	434
		171,558
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (g)	730	706
Specialty Retail - 0.1%
Albea Beauty Holdings SA 8.375% 11/1/19 (g)	1,730	1,747
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	624
Claire's Stores, Inc.:
7.75% 6/1/20 (g)	485	483
9% 3/15/19 (g)	3,800	4,232
CST Brands, Inc. 5% 5/1/23 (g)	320	304
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (g)(k)	975	1,004
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (g)	3,260	3,513
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (g)	590	602
Sonic Automotive, Inc.:
5% 5/15/23	195	180
7% 7/15/22	885	957
		13,646
Textiles, Apparel & Luxury Goods - 0.0%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (g)(k)	725	741
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (g)	355	351
		1,092
TOTAL CONSUMER DISCRETIONARY		306,769
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	$ 2,054	$ 2,168
Beam, Inc. 1.875% 5/15/17	1,176	1,173
Constellation Brands, Inc.:
3.75% 5/1/21	355	328
4.25% 5/1/23	535	491
FBG Finance Ltd. 5.125% 6/15/15 (g)	3,957	4,245
Fortune Brands, Inc. 5.375% 1/15/16	1,919	2,090
Heineken NV:
1.4% 10/1/17 (g)	2,951	2,861
2.75% 4/1/23 (g)	3,085	2,779
SABMiller Holdings, Inc.:
1.85% 1/15/15 (g)	1,947	1,971
2.45% 1/15/17 (g)	1,947	1,981
		20,087
Food & Staples Retailing - 0.1%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)	1,030	1,123
ESAL GmbH 6.25% 2/5/23 (g)	925	828
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (g)	7,625	7,206
Rite Aid Corp.:
6.75% 6/15/21 (g)	7,375	7,467
6.875% 12/15/28 (g)	2,995	2,800
7.7% 2/15/27	2,550	2,595
9.25% 3/15/20	1,330	1,505
Tops Markets LLC 8.875% 12/15/17 (g)	675	746
Walgreen Co. 1% 3/13/15	1,555	1,560
		25,830
Food Products - 0.2%
Cargill, Inc. 6% 11/27/17 (g)	417	478
ConAgra Foods, Inc.:
1.9% 1/25/18	2,064	2,025
3.2% 1/25/23	2,400	2,237
4.65% 1/25/43	2,022	1,845
Kraft Foods, Inc.:
5.375% 2/10/20	23,518	26,240
6.5% 8/11/17	2,584	2,990
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.75% 2/19/14	$ 318	$ 327
Post Holdings, Inc. 7.375% 2/15/22	1,545	1,630
		37,772
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (g)	350	362
6.625% 11/15/22 (g)	415	425
		787
Personal Products - 0.0%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind	1,435	1,482
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)	300	279
Prestige Brands, Inc. 8.125% 2/1/20	220	242
Revlon Consumer Products Corp. 5.75% 2/15/21 (g)	1,105	1,053
		3,056
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,020	3,620
4.25% 8/9/42	4,020	3,292
9.7% 11/10/18	5,570	7,289
Reynolds American, Inc.:
3.25% 11/1/22	2,999	2,737
4.75% 11/1/42	4,633	4,029
6.75% 6/15/17	3,979	4,579
7.25% 6/15/37	6,101	6,993
		32,539
TOTAL CONSUMER STAPLES		120,071
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.6% 4/30/15	231	232
DCP Midstream LLC:
4.75% 9/30/21 (g)	5,634	5,698
5.35% 3/15/20 (g)	5,174	5,496
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	$ 5,488	$ 5,821
5% 10/1/21	2,280	2,404
6.5% 4/1/20	2,264	2,591
FMC Technologies, Inc.:
2% 10/1/17	735	721
3.45% 10/1/22	1,333	1,265
Gulfmark Offshore, Inc. 6.375% 3/15/22	365	370
Noble Holding International Ltd.:
3.05% 3/1/16	756	777
3.45% 8/1/15	1,075	1,116
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,500	1,444
7.5% 11/1/19	7,020	7,301
Oil States International, Inc. 6.5% 6/1/19	1,420	1,498
Pacific Drilling SA 5.375% 6/1/20 (g)	1,270	1,226
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	2,800	2,975
Precision Drilling Corp.:
6.5% 12/15/21	315	329
6.625% 11/15/20	1,580	1,663
Pride International, Inc. 6.875% 8/15/20	1,355	1,601
Summit Midstream Holdings LLC 7.5% 7/1/21 (g)	500	508
Transocean, Inc. 5.05% 12/15/16	3,719	4,065
Unit Corp. 6.625% 5/15/21	4,515	4,605
Weatherford International Ltd. 4.95% 10/15/13	2,346	2,356
		56,062
Oil, Gas & Consumable Fuels - 1.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,562
Alpha Natural Resources, Inc.:
6% 6/1/19	2,410	2,061
6.25% 6/1/21	2,725	2,282
9.75% 4/15/18	1,099	1,104
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,489	1,669
6.375% 9/15/17	20,246	23,404
6.45% 9/15/36	4,261	4,953
Apache Corp. 3.25% 4/15/22	193	188
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (g)	$ 1,155	$ 1,083
Cenovus Energy, Inc. 4.5% 9/15/14	745	774
Chesapeake Energy Corp.:
5.375% 6/15/21	1,340	1,330
5.75% 3/15/23	1,330	1,323
Chevron Corp. 3.191% 6/24/23	6,848	6,630
Concho Resources, Inc. 5.5% 4/1/23	1,155	1,120
Continental Resources, Inc.:
4.5% 4/15/23	1,810	1,778
5% 9/15/22	2,690	2,717
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	1,990	2,077
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,630
3.875% 3/15/23	1,647	1,502
4.95% 4/1/22	1,048	1,041
Denbury Resources, Inc.:
4.625% 7/15/23	4,625	4,128
8.25% 2/15/20	1,973	2,170
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,647	1,771
6.45% 11/3/36 (g)	3,753	3,944
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,416
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	6,661
Encana Holdings Finance Corp. 5.8% 5/1/14	3,892	4,017
Enterprise Products Operating LP 5.6% 10/15/14	1,482	1,558
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	885	947
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (g)(k)	1,470	1,473
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	650	650
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,540	1,636
9.375% 5/1/20	4,780	5,258
Forest Oil Corp.:
7.25% 6/15/19	1,670	1,657
7.5% 9/15/20	1,735	1,666
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	$ 520	$ 512
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	677	768
Halcon Resources Corp. 8.875% 5/15/21	1,030	1,033
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (g)	485	480
8.125% 12/1/19	1,325	1,451
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (g)	3,855	3,547
6.5% 5/15/19	1,820	1,711
Marathon Petroleum Corp.:
3.5% 3/1/16	409	429
5.125% 3/1/21	3,173	3,396
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	599
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	2,559	2,638
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	3,614	4,105
6.85% 1/15/40 (g)	2,906	3,547
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	1,931
Nexen, Inc.:
5.2% 3/10/15	1,224	1,291
6.2% 7/30/19	1,865	2,156
Occidental Petroleum Corp. 2.7% 2/15/23	1,608	1,456
Petrobras Global Finance BV:
3% 1/15/19	4,414	4,054
4.375% 5/20/23	3,648	3,203
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,238	5,373
5.375% 1/27/21	2,313	2,259
7.875% 3/15/19	5,564	6,263
Petroleos Mexicanos:
3.5% 7/18/18	6,172	6,224
3.5% 1/30/23	4,530	4,054
4.875% 1/24/22	2,315	2,338
5.5% 1/21/21	5,342	5,663
5.5% 6/27/44	17,702	15,356
6% 3/5/20	1,974	2,166
6.5% 6/2/41	6,878	6,844
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66:
1.95% 3/5/15	$ 1,526	$ 1,549
2.95% 5/1/17	1,527	1,572
4.3% 4/1/22	5,338	5,384
5.875% 5/1/42	4,552	4,832
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	308	326
6.125% 1/15/17	1,880	2,134
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,075	1,088
SemGroup Corp. 7.5% 6/15/21 (g)	1,000	1,018
Southeast Supply Header LLC 4.85% 8/15/14 (g)	1,176	1,217
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,028
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,080
4.6% 6/15/21	1,296	1,324
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,992
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	570	590
Teekay Corp. 8.5% 1/15/20	120	130
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	1,065
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	5,281	5,405
Western Gas Partners LP 5.375% 6/1/21	7,147	7,709
Western Refining, Inc. 6.25% 4/1/21	550	539
		242,009
TOTAL ENERGY		298,071
FINANCIALS - 5.0%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	878	952
BlackRock, Inc.:
3.375% 6/1/22	274	270
4.25% 5/24/21	414	437
Goldman Sachs Group, Inc.:
2.375% 1/22/18	10,000	9,807
3.625% 1/22/23	7,000	6,598
5.95% 1/18/18	4,242	4,740
6.15% 4/1/18	3,466	3,914
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase & Co.:
0.8% 4/23/15	$ 28,000	$ 27,928
1.125% 2/26/16	15,094	15,053
Lazard Group LLC:
6.85% 6/15/17	5,189	5,852
7.125% 5/15/15	1,855	2,013
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	11,555	11,716
6.4% 8/28/17	4,204	4,788
7.75% 5/14/38	7,615	9,131
Morgan Stanley:
2.125% 4/25/18	16,388	15,800
4% 7/24/15	1,137	1,187
4.875% 11/1/22	7,126	7,020
5.375% 10/15/15	15,930	17,146
5.625% 9/23/19	453	498
5.95% 12/28/17	250	280
6.625% 4/1/18	1,494	1,710
State Street Corp. 3.1% 5/15/23	6,500	6,009
UBS AG Stamford Branch 2.25% 1/28/14	1,003	1,011
		153,860
Commercial Banks - 1.2%
Associated Banc Corp. 5.125% 3/28/16	1,852	1,979
Bank of America NA 5.3% 3/15/17	14,681	16,000
BB&T Corp. 3.95% 3/22/22	1,495	1,478
CIT Group, Inc.:
5% 8/15/22	2,195	2,074
5% 8/1/23	7,565	7,085
5.25% 3/15/18	3,215	3,319
5.375% 5/15/20	2,805	2,819
5.5% 2/15/19 (g)	5,285	5,417
Comerica Bank 5.7% 6/1/14	507	525
Comerica, Inc. 4.8% 5/1/15	1,013	1,067
Credit Suisse 6% 2/15/18	12,547	14,042
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,301
Discover Bank:
7% 4/15/20	3,075	3,603
8.7% 11/18/19	532	671
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
3.5% 3/15/22	$ 529	$ 515
4.5% 6/1/18	418	447
5.45% 1/15/17	1,848	2,025
8.25% 3/1/38	3,116	4,015
Fifth Third Capital Trust IV 6.5% 4/15/37 (k)	3,790	3,762
HBOS PLC 6.75% 5/21/18 (g)	408	446
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,001
Intesa Sanpaolo SpA:
3.125% 1/15/16	18,292	18,232
3.875% 1/16/18	18,369	17,891
JPMorgan Chase Bank 6% 10/1/17	1,942	2,203
KeyBank NA:
5.45% 3/3/16	2,302	2,520
5.8% 7/1/14	7,641	7,956
KeyCorp. 5.1% 3/24/21	519	568
Marshall & Ilsley Bank:
4.85% 6/16/15	3,881	4,134
5% 1/17/17	7,888	8,536
Regions Bank:
6.45% 6/26/37	9,362	9,719
7.5% 5/15/18	8,929	10,428
Regions Financial Corp.:
2% 5/15/18	7,154	6,834
5.75% 6/15/15	1,067	1,144
7.75% 11/10/14	4,922	5,296
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	8,822	8,471
6.125% 12/15/22	35,362	33,973
SunTrust Banks, Inc.:
0.574% 4/1/15 (k)	8,610	8,550
3.5% 1/20/17	4,123	4,318
UnionBanCal Corp. 3.5% 6/18/22	5,802	5,602
Wachovia Bank NA:
4.8% 11/1/14	461	483
6% 11/15/17	7,010	8,012
Wachovia Corp.:
5.625% 10/15/16	4,581	5,114
5.75% 6/15/17	1,728	1,966
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
1.5% 7/1/15	$ 13,693	$ 13,847
3.676% 6/15/16	2,326	2,470
		263,858
Consumer Finance - 0.8%
Ally Financial, Inc.:
4.625% 6/26/15	2,540	2,630
6.25% 12/1/17	1,800	1,930
American Express Credit Corp.:
1.3% 7/29/16	5,523	5,532
2.75% 9/15/15	1,352	1,401
2.8% 9/19/16	519	541
American Honda Finance Corp. 1.45% 2/27/15 (g)	1,975	1,993
Discover Financial Services:
3.85% 11/21/22	1,983	1,867
5.2% 4/27/22	2,146	2,217
6.45% 6/12/17	10,512	11,864
Ford Motor Credit Co. LLC:
2.5% 1/15/16	14,000	14,126
3% 6/12/17	5,430	5,465
General Electric Capital Corp.:
1% 1/8/16	18,569	18,473
2.25% 11/9/15	534	547
4.625% 1/7/21	703	743
5.625% 9/15/17	17,812	20,131
General Motors Acceptance Corp. 8% 11/1/31	3,115	3,532
GMAC LLC:
6.75% 12/1/14	2,355	2,473
8% 12/31/18	6,035	6,865
8% 11/1/31	19,726	22,685
Hyundai Capital America:
1.625% 10/2/15 (g)	1,867	1,866
1.875% 8/9/16 (g)	1,416	1,414
2.125% 10/2/17 (g)	2,063	2,012
2.875% 8/9/18 (g)	2,511	2,495
SLM Corp.:
3.875% 9/10/15	240	244
5.5% 1/25/23	1,365	1,243
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
8% 3/25/20	$ 5,930	$ 6,449
8.45% 6/15/18	2,400	2,736
Toyota Motor Credit Corp. 0.8% 5/17/16	28,000	27,847
		171,321
Diversified Financial Services - 0.6%
Bank of America Corp.:
3.3% 1/11/23	3,469	3,199
3.875% 3/22/17	781	822
4.1% 7/24/23	5,450	5,351
6.5% 8/1/16	1,010	1,138
7.375% 5/15/14	26	27
BP Capital Markets PLC:
3.125% 10/1/15	1,114	1,166
4.5% 10/1/20	1,106	1,178
4.742% 3/11/21	4,210	4,507
Citigroup, Inc.:
1.7% 7/25/16	6,000	5,996
3.953% 6/15/16	5,674	6,014
4.05% 7/30/22	2,389	2,294
4.45% 1/10/17	14,158	15,229
4.75% 5/19/15	13,577	14,379
5.9% (h)(k)	5,610	5,301
General Motors Financial Co., Inc.:
3.25% 5/15/18 (g)	700	672
4.25% 5/15/23 (g)	615	554
4.75% 8/15/17 (g)	8,705	8,977
6.75% 6/1/18	6,765	7,535
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	7,625	7,901
8% 1/15/18	1,015	1,068
JPMorgan Chase & Co.:
3.15% 7/5/16	8,974	9,372
3.4% 6/24/15	1,092	1,137
Landry's Acquisition Co. 9.375% 5/1/20 (g)	875	933
NSG Holdings II, LLC 7.75% 12/15/25 (g)	5,023	5,199
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	5,782	5,522
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 1,242	$ 1,315
5.15% 3/15/20	2,029	2,201
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind	1,155	1,217
9.625% 6/15/18 pay-in-kind	810	875
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	2,150	2,247
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(k)	4,127	4,155
		127,481
Insurance - 0.7%
American International Group, Inc.:
2.375% 8/24/15	14,000	14,169
3.8% 3/22/17	5,298	5,601
4.875% 9/15/16	1,873	2,042
4.875% 6/1/22	5,467	5,821
5.6% 10/18/16	4,975	5,526
5.85% 1/16/18	12,000	13,521
Aon Corp.:
3.125% 5/27/16	3,402	3,548
3.5% 9/30/15	3,819	4,001
5% 9/30/20	107	116
Aon PLC 4.45% 5/24/43	7,250	6,393
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	348
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(k)	2,008	2,058
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,082	1,149
5.125% 4/15/22	956	1,039
5.375% 3/15/17	595	652
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	6,063	6,369
6.5% 3/15/35 (g)	1,064	1,163
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,128	4,419
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	2,993	3,107
MetLife, Inc.:
5% 6/15/15	686	736
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
6.75% 6/1/16	$ 3,874	$ 4,434
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	6,760	6,583
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,108
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,048	4,217
Pacific LifeCorp:
5.125% 1/30/43 (g)	6,960	6,450
6% 2/10/20 (g)	8,215	9,174
Prudential Financial, Inc.:
2.3% 8/15/18	783	781
3.875% 1/14/15	2,500	2,603
4.5% 11/16/21	1,461	1,540
7.375% 6/15/19	1,880	2,301
Symetra Financial Corp. 6.125% 4/1/16 (g)	6,715	7,192
Unum Group:
5.625% 9/15/20	2,879	3,130
5.75% 8/15/42	7,108	7,272
7.125% 9/30/16	1,802	2,056
		143,619
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,705	1,702
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,486
Boston Properties, Inc. 3.85% 2/1/23	6,720	6,514
BRE Properties, Inc. 5.5% 3/15/17	2,524	2,764
Camden Property Trust:
2.95% 12/15/22	2,154	1,947
5.375% 12/15/13	2,150	2,177
DDR Corp. 4.625% 7/15/22	3,877	3,881
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,595	4,921
7.5% 4/1/17	4,966	5,762
9.625% 3/15/16	1,675	1,985
Duke Realty LP:
3.625% 4/15/23	2,844	2,598
3.875% 10/15/22	4,799	4,488
4.375% 6/15/22	3,202	3,119
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.4% 8/15/14	$ 1,096	$ 1,139
5.5% 3/1/16	2,930	3,176
6.75% 3/15/20	1,161	1,323
8.25% 8/15/19	1,838	2,258
Equity One, Inc.:
3.75% 11/15/22	7,300	6,798
5.375% 10/15/15	672	725
6% 9/15/17	666	737
6.25% 1/15/17	530	585
Federal Realty Investment Trust:
5.9% 4/1/20	1,379	1,562
6.2% 1/15/17	365	411
HCP, Inc. 3.15% 8/1/22	8,000	7,293
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,073
4.125% 4/1/19	11,300	11,740
4.7% 9/15/17	744	804
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,298
6.25% 6/15/17	726	767
6.65% 1/15/18	490	525
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	3,200	3,192
6.75% 10/15/22	1,885	2,003
Washington REIT 5.25% 1/15/14	988	1,002
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,000
		103,755
Real Estate Management & Development - 0.5%
BioMed Realty LP:
3.85% 4/15/16	6,469	6,759
4.25% 7/15/22	2,511	2,416
6.125% 4/15/20	1,822	2,014
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,029
4.95% 4/15/18	2,688	2,855
5.7% 5/1/17	268	293
6% 4/1/16	2,467	2,702
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
7.5% 5/15/15	$ 698	$ 767
CB Richard Ellis Services, Inc.:
5% 3/15/23	1,875	1,739
6.625% 10/15/20	900	956
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,587
5.25% 3/15/21	2,876	2,961
ERP Operating LP 5.75% 6/15/17	1,446	1,620
Liberty Property LP:
3.375% 6/15/23	2,951	2,684
4.125% 6/15/22	2,746	2,687
4.75% 10/1/20	6,595	6,877
5.125% 3/2/15	1,317	1,386
5.5% 12/15/16	2,022	2,227
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	3,936
3.15% 5/15/23	6,708	5,835
4.5% 4/18/22	1,689	1,654
7.75% 8/15/19	2,149	2,571
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,097
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	2,161	2,280
5.5% 1/15/14 (g)	935	952
5.7% 4/15/17 (g)	2,286	2,487
Realogy Corp. 9% 1/15/20 (g)	1,170	1,351
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (g)	2,125	2,109
Regency Centers LP:
4.95% 4/15/14	360	368
5.25% 8/1/15	3,216	3,442
5.875% 6/15/17	1,447	1,599
Simon Property Group LP:
2.8% 1/30/17	67	69
4.2% 2/1/15	1,785	1,855
Tanger Properties LP:
6.125% 6/1/20	7,035	8,122
6.15% 11/15/15	900	998
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 3,611	$ 3,497
4% 4/30/19	1,771	1,834
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (g)	510	495
		96,110
TOTAL FINANCIALS		1,060,004
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,497	1,500
5.15% 11/15/41	14,179	13,731
Celgene Corp. 2.45% 10/15/15	1,882	1,933
		17,164
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	2,945	3,151
Teleflex, Inc. 6.875% 6/1/19	1,665	1,748
		4,899
Health Care Providers & Services - 0.6%
Aetna, Inc.:
2.75% 11/15/22	2,850	2,593
4.125% 11/15/42	1,591	1,383
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,166
6.3% 8/15/14	2,132	2,240
DaVita, Inc.:
5.75% 8/15/22	1,215	1,203
6.625% 11/1/20	1,555	1,648
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,587
4.75% 11/15/21	14,348	15,197
Express Scripts, Inc. 3.125% 5/15/16	5,121	5,328
HCA Holdings, Inc.:
6.25% 2/15/21	1,415	1,419
7.75% 5/15/21	13,495	14,372
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
4.75% 5/1/23	$ 2,715	$ 2,535
5.875% 3/15/22	5,645	5,828
5.875% 5/1/23	2,555	2,491
6.5% 2/15/20	10,450	11,221
7.5% 2/15/22	3,250	3,534
HealthSouth Corp. 5.75% 11/1/24	780	749
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (g)	2,940	2,381
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,610	3,719
4.125% 9/15/20	3,728	3,830
Multiplan, Inc. 9.875% 9/1/18 (g)	3,385	3,749
Rural/Metro Corp. 10.125% 7/15/19 (d)(g)	995	269
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,007	1,085
Tenet Healthcare Corp.:
4.375% 10/1/21 (g)	5,470	4,964
4.5% 4/1/21 (g)	1,030	948
9.875% 7/1/14	4,690	4,995
UnitedHealth Group, Inc.:
1.625% 3/15/19	1,694	1,618
2.75% 2/15/23	957	879
2.875% 3/15/23	7,311	6,770
3.95% 10/15/42	1,306	1,126
WellPoint, Inc.:
1.25% 9/10/15	89	89
1.875% 1/15/18	161	157
3.3% 1/15/23	2,278	2,138
		113,211
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (g)	715	734
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	5,738	5,650
VPI Escrow Corp. 6.375% 10/15/20 (g)	1,445	1,468
VPII Escrow Corp.:
6.75% 8/15/18 (g)	3,620	3,833
7.5% 7/15/21 (g)	2,320	2,482
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	$ 1,940	$ 1,908
5% 8/15/14	2,209	2,290
Zoetis, Inc.:
1.15% 2/1/16 (g)	5,035	5,036
1.875% 2/1/18 (g)	898	880
3.25% 2/1/23 (g)	2,190	2,058
		25,605
TOTAL HEALTH CARE		161,613
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	1,753	1,802
6.375% 6/1/19 (g)	3,650	4,159
DigitalGlobe, Inc. 5.25% 2/1/21 (g)	425	398
GenCorp, Inc. 7.125% 3/15/21 (g)	320	335
TransDigm, Inc. 7.5% 7/15/21 (g)	3,440	3,638
		10,332
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 2.45% 10/1/22	1,559	1,441
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (g)	11,000	11,055
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (g)	920	849
Series 2013-1B Class B, 5.625% 1/15/21 (g)	395	382
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	45	47
9.798% 4/1/21	2,727	2,986
6.125% 4/29/18 (g)	415	421
6.648% 3/15/19	2,386	2,509
6.9% 7/2/19	824	859
7.339% 4/19/14	445	449
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,551	$ 1,620
8.36% 1/20/19	1,263	1,351
		22,528
Building Products - 0.0%
Associated Materials LLC 9.125% 11/1/17	465	499
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (g)	330	338
Nortek, Inc. 8.5% 4/15/21	925	1,001
Ply Gem Industries, Inc. 8.25% 2/15/18	2,953	3,160
USG Corp.:
6.3% 11/15/16	170	178
7.875% 3/30/20 (g)	905	989
9.75% 1/15/18	975	1,124
		7,289
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19 (g)	3,360	3,167
8.75% 12/1/20 (g)	4,345	4,280
ARAMARK Corp. 5.75% 3/15/20 (g)	1,345	1,372
Clean Harbors, Inc. 5.125% 6/1/21	740	720
Covanta Holding Corp.:
6.375% 10/1/22	875	888
7.25% 12/1/20	775	828
International Lease Finance Corp.:
5.625% 9/20/13	5,290	5,290
5.65% 6/1/14	4,439	4,550
6.625% 11/15/13	8,252	8,326
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	215	216
Tervita Corp.:
8% 11/15/18 (g)	915	913
9.75% 11/1/19 (g)	450	396
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)(g)	1,200	360
		31,306
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	728
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	$ 17,973	$ 16,321
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	920	994
Schaeffler Finance BV 4.75% 5/15/21 (g)	1,185	1,114
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	910	1,019
		3,127
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,035	1,076
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	1,725	1,665
8.875% 11/1/17	1,420	1,479
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	505	545
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (g)	785	838
		5,603
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	1,515	1,496
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	9,840	8,923
4.45% 3/15/43	5,500	4,967
5.05% 3/1/41	7,178	7,127
Hertz Corp.:
5.875% 10/15/20	1,120	1,149
6.25% 10/15/22	800	814
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (g)	965	1,076
Western Express, Inc. 12.5% 4/15/15 (g)	3,725	2,365
		26,421
Trading Companies & Distributors - 0.2%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	285	292
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	330	356
International Lease Finance Corp.:
3.875% 4/15/18	4,400	4,202
4.625% 4/15/21	4,280	3,895
5.75% 5/15/16	1,840	1,940
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.: - continued
6.25% 5/15/19	$ 3,035	$ 3,126
7.125% 9/1/18 (g)	5,560	6,172
8.25% 12/15/20	4,165	4,634
8.625% 9/15/15	4,640	5,092
8.625% 1/15/22	3,910	4,409
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	365	374
VWR Funding, Inc. 7.25% 9/15/17	2,695	2,803
		37,295
TOTAL INDUSTRIALS		163,887
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
7% 4/1/19 (g)	2,295	2,100
9% 4/1/19 (g)	2,135	2,050
10.5% 3/1/21 (g)	1,708	1,319
Commscope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (g)(k)	555	549
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	7,994
Lucent Technologies, Inc.:
6.45% 3/15/29	10,451	8,047
6.5% 1/15/28	1,110	844
		22,903
Electronic Equipment & Components - 0.0%
Infor US, Inc. 9.375% 4/1/19	755	840
Tyco Electronics Group SA:
1.6% 2/3/15	156	157
5.95% 1/15/14	4,453	4,539
6.55% 10/1/17	815	932
		6,468
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	889
IAC/InterActiveCorp 4.75% 12/15/22	1,475	1,361
VeriSign, Inc. 4.625% 5/1/23 (g)	3,395	3,174
		5,424
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
Audatex North America, Inc. 6% 6/15/21 (g)	$ 4,565	$ 4,622
Ceridian Corp.:
8.875% 7/15/19 (g)	1,110	1,249
11% 3/15/21 (g)	570	658
Compiler Finance Sub, Inc. 7% 5/1/21 (g)	180	173
First Data Corp.:
6.75% 11/1/20 (g)	6,215	6,355
11.25% 1/15/21 (g)	2,955	3,029
11.75% 8/15/21 (g)	1,490	1,393
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	12,448
6.625% 11/1/19	2,205	2,238
The Western Union Co. 2.375% 12/10/15	128	130
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	3,270	3,507
13.375% 10/15/19	1,780	2,020
		37,822
Office Electronics - 0.1%
Xerox Corp.:
1.0832% 5/16/14 (k)	8,470	8,470
2.95% 3/15/17	947	966
4.25% 2/15/15	1,130	1,179
		10,615
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. 10.125% 3/15/18 (g)	1,061	1,146
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (g)	1,595	1,595
9.75% 8/1/18 (g)	380	420
Spansion LLC:
7.875% 11/15/17	1,150	1,187
11.25% 1/15/16 (d)(g)	905	0
Viasystems, Inc. 7.875% 5/1/19 (g)	2,570	2,737
		7,085
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	$ 2,555	$ 2,587
TOTAL INFORMATION TECHNOLOGY		92,904
MATERIALS - 0.4%
Chemicals - 0.1%
Eagle Spinco, Inc. 4.625% 2/15/21 (g)	640	602
Ecolab, Inc. 1.45% 12/8/17	3,078	2,990
Hexion U.S. Finance Corp. 6.625% 4/15/20 (g)	2,810	2,775
Kinove German Bondco GmbH 9.625% 6/15/18 (g)	965	1,066
LSB Industries, Inc. 7.75% 8/1/19 (g)	425	440
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	3,135	3,253
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (g)(k)	1,000	1,020
PolyOne Corp. 5.25% 3/15/23 (g)	1,360	1,302
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (g)	4,715	4,609
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	585	598
		18,655
Construction Materials - 0.0%
CEMEX Finance LLC 9.375% 10/12/22 (g)	1,420	1,523
CEMEX SA de CV 5.2756% 9/30/15 (g)(k)	2,815	2,899
CRH America, Inc. 6% 9/30/16	2,470	2,775
		7,197
Containers & Packaging - 0.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (g)	2,044	2,130
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (g)	200	214
9.125% 10/15/20 (g)	685	731
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (g)	275	265
7% 11/15/20 (g)	715	695
7.375% 10/15/17 (g)	300	320
9.125% 10/15/20 (g)	690	733
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (g)	360	357
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	$ 555	$ 599
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,142
Owens-Illinois, Inc. 7.8% 5/15/18	350	399
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	1,775	1,899
Sealed Air Corp. 6.5% 12/1/20 (g)	1,065	1,129
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	840	941
		12,554
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (g)	2,700	2,827
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	255	258
Calcipar SA 6.875% 5/1/18 (g)	720	743
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	7,189	6,885
4.5% 8/13/23 (g)	7,000	6,836
Edgen Murray Corp. 8.75% 11/1/20 (g)	1,135	1,135
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (g)	1,770	1,801
6.375% 2/1/16 (g)	1,180	1,210
7% 11/1/15 (g)	1,865	1,921
New Gold, Inc.:
6.25% 11/15/22 (g)	615	589
7% 4/15/20 (g)	345	351
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)	405	433
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (g)	1,335	1,348
8.25% 1/15/21 (g)	750	750
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (g)	3,375	3,502
11.25% 10/15/18 (g)	1,130	1,155
Severstal Columbus LLC 10.25% 2/15/18	3,605	3,821
Steel Dynamics, Inc.:
6.125% 8/15/19	1,115	1,171
6.375% 8/15/22	990	1,032
		37,768
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
Clearwater Paper Corp. 4.5% 2/1/23	$ 1,250	$ 1,131
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19	3,025	3,101
11.75% 1/15/19	2,615	1,569
		5,801
TOTAL MATERIALS		81,975
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Altice Financing SA 7.875% 12/15/19 (g)	550	581
Altice Finco SA 9.875% 12/15/20 (g)	585	629
AT&T, Inc.:
2.4% 8/15/16	293	301
2.5% 8/15/15	1,139	1,173
4.35% 6/15/45	1,320	1,121
5.55% 8/15/41	16,289	16,596
6.3% 1/15/38	5,000	5,549
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	83
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,869
CenturyLink, Inc.:
5.15% 6/15/17	440	459
6% 4/1/17	3,101	3,318
6.15% 9/15/19	3,331	3,464
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (g)	2,451	2,608
Eileme 2 AB 11.625% 1/31/20 (g)	1,725	2,001
Embarq Corp.:
7.082% 6/1/16	3,728	4,190
7.995% 6/1/36	17,061	17,450
Frontier Communications Corp. 7.125% 1/15/23	2,055	1,998
Intelsat Luxembourg SA:
7.75% 6/1/21 (g)	3,350	3,451
8.125% 6/1/23 (g)	1,065	1,113
Level 3 Communications, Inc. 8.875% 6/1/19	435	464
Level 3 Financing, Inc. 7% 6/1/20	1,460	1,471
Lynx I Corp. 5.375% 4/15/21 (g)	770	751
Lynx II Corp. 6.375% 4/15/23 (g)	435	432
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.:
6.875% 11/15/28	$ 1,415	$ 1,277
6.9% 5/1/19	7,925	8,163
8.75% 3/15/32	3,565	3,653
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,201
6.25% 4/1/37	3,729	4,097
Wind Acquisition Finance SA 7.25% 2/15/18 (g)	1,860	1,897
		92,360
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.375% 9/8/16	307	311
3.625% 3/30/15	2,672	2,757
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (g)	1,082	1,142
14.75% 12/1/16 (g)	3,050	4,163
Digicel Group Ltd.:
6% 4/15/21 (g)	2,805	2,707
7% 2/15/20 (g)	275	275
8.25% 9/30/20 (g)	4,060	4,304
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (g)	3,415	3,167
6.625% 12/15/22 (g)	2,670	2,663
6.625% 12/15/22 (g)	2,375	2,369
7.25% 4/1/19	7,260	7,786
7.5% 4/1/21	5,500	5,940
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (g)	2,010	2,005
6.625% 4/1/23 (g)	3,005	2,982
NII Capital Corp. 7.625% 4/1/21	2,609	1,996
NII International Telecom S.C.A. 11.375% 8/15/19 (g)	1,165	1,252
SBA Communications Corp. 5.625% 10/1/19	1,870	1,837
SoftBank Corp. 4.5% 4/15/20 (g)	445	421
Sprint Nextel Corp.:
6% 11/15/22	15,345	14,348
9% 11/15/18 (g)	6,595	7,700
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (g)	$ 940	$ 949
Vodafone Group PLC 5% 12/16/13	2,129	2,156
		73,230
TOTAL TELECOMMUNICATION SERVICES		165,590
UTILITIES - 1.2%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	4,026	4,669
American Electric Power Co., Inc.:
1.65% 12/15/17	2,349	2,282
2.95% 12/15/22	2,224	2,030
Duke Capital LLC 5.668% 8/15/14	2,770	2,885
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,373
6.4% 9/15/20 (g)	8,922	10,206
Edison International 3.75% 9/15/17	3,355	3,520
Edison Mission Energy 7% 5/15/17 (d)	510	325
Entergy Louisiana LLC 1.875% 12/15/14	168	170
FirstEnergy Corp.:
2.75% 3/15/18	4,723	4,527
4.25% 3/15/23	8,330	7,549
7.375% 11/15/31	8,041	8,110
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,487
Indiana Michigan Power Co. 3.2% 3/15/23	5,294	4,970
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)	3,670	4,009
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,866
3.75% 11/15/20	745	749
Mirant Americas Generation LLC:
8.5% 10/1/21	6,695	7,130
9.125% 5/1/31	1,745	1,832
Nevada Power Co.:
6.5% 5/15/18	5,100	6,046
6.5% 8/1/18	1,191	1,418
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	513	517
Northeast Utilities:
1.45% 5/1/18	1,511	1,454
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities: - continued
2.8% 5/1/23	$ 6,865	$ 6,299
Pennsylvania Electric Co. 6.05% 9/1/17	450	505
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,903
PPL Capital Funding, Inc. 3.4% 6/1/23	3,274	3,062
Progress Energy, Inc.:
4.4% 1/15/21	336	354
6% 12/1/39	3,060	3,414
Sierra Pacific Power Co. 5.45% 9/1/13	1,183	1,183
Southern Co. 2.375% 9/15/15	326	335
West Penn Power Co. 5.95% 12/15/17 (g)	10,500	11,957
		124,136
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	880
7% 5/20/22	1,785	1,883
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	293
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,818
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	983
		5,857
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18	1,655	1,651
Calpine Corp. 7.875% 1/15/23 (g)	3,183	3,414
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,345
10% 12/1/20 (g)	8,915	9,372
11% 10/1/21	6,978	7,484
12.25% 12/1/18 pay-in-kind (g)(k)	2,305	1,739
12.25% 3/1/22 (g)	19,685	21,900
GenOn Energy, Inc.:
9.5% 10/15/18	520	588
9.875% 10/15/20	1,743	1,939
NRG Energy, Inc. 6.625% 3/15/23	3,130	3,107
PSEG Power LLC 2.75% 9/15/16	1,379	1,428
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
The AES Corp.:
4.875% 5/15/23	$ 445	$ 408
7.375% 7/1/21	1,580	1,722
7.75% 10/15/15	2,618	2,913
TXU Corp.:
5.55% 11/15/14	61	36
6.5% 11/15/24	3,550	1,793
6.55% 11/15/34	7,200	3,564
		66,403
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	243	279
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,143
Dominion Resources, Inc.:
1.95% 8/15/16	203	206
2.5756% 9/30/66 (k)	16,524	15,391
7.5% 6/30/66 (k)	2,474	2,672
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	1,418	1,676
National Grid PLC 6.3% 8/1/16	845	956
NiSource Finance Corp.:
4.45% 12/1/21	2,441	2,497
5.25% 9/15/17	497	551
5.25% 2/15/43	5,559	5,345
5.4% 7/15/14	1,816	1,886
5.45% 9/15/20	598	657
5.8% 2/1/42	3,125	3,231
5.95% 6/15/41	5,667	6,009
6.4% 3/15/18	1,788	2,062
6.8% 1/15/19	2,710	3,171
Puget Energy, Inc. 5.625% 7/15/22	3,935	4,196
Sempra Energy:
2% 3/15/14	1,950	1,964
2.3% 4/1/17	5,903	5,968
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 2,361	$ 2,176
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	3,876	4,021
		67,057
TOTAL UTILITIES		263,453
TOTAL NONCONVERTIBLE BONDS		2,714,337
TOTAL CORPORATE BONDS (Cost $2,698,662)		2,736,189
U.S. Treasury Obligations - 5.5%

U.S. Treasury Bonds 3.625% 8/15/43	110,690	109,030
U.S. Treasury Notes:
0.625% 8/15/16	71,764	71,450
0.625% 5/31/17 (j)	341,436	334,687
0.875% 2/28/17	466,852	464,117
0.875% 4/30/17	162,725	161,288
4.625% 2/15/17	17,658	19,813
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,164,969)		1,160,385
U.S. Government Agency - Mortgage Securities - 3.8%

Fannie Mae - 3.4%
2.303% 6/1/36 (k)	141	150
2.5% 7/1/28 to 8/1/43	26,700	25,270
2.753% 7/1/37 (k)	266	280
3% 5/1/27 to 8/1/43	42,553	40,732
3% 9/1/43 (i)	7,100	6,788
3% 9/1/43 (i)	7,100	6,788
3% 9/1/43 (i)	4,700	4,493
3% 9/1/43 (i)	4,700	4,493
3% 9/1/43 (i)	18,900	18,069
3% 9/1/43 (i)	9,400	8,987
3% 9/1/43 (i)	16,000	15,296
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/43 (i)	$ 2,900	$ 2,772
3.5% 3/1/22 to 8/1/43	203,741	201,484
4% 2/1/35 to 1/1/42	9,357	9,656
4% 9/1/43 (i)	24,300	25,057
4% 9/1/43 (i)	53,500	55,168
4% 9/1/43 (i)	2,700	2,784
4% 9/1/43 (i)	2,900	2,990
4% 9/1/43 (i)	10,700	11,034
4% 10/1/43 (i)	1,400	1,440
4.5% 11/1/19 to 8/1/41	10,612	11,213
4.5% 9/1/43 (i)	43,900	46,315
4.5% 9/1/43 (i)	23,700	25,004
4.5% 9/1/43 (i)	23,700	25,004
4.5% 10/1/43 (i)	67,600	71,138
5% 9/1/43 (i)	30,600	32,891
5% 10/1/43 (i)	30,600	32,817
5.5% 9/1/43 (i)	24,900	27,032
5.5% 9/1/43 (i)	4,850	5,265
6% 7/1/35 to 8/1/37	4,740	5,240
6.5% 7/1/32 to 8/1/36	734	821
TOTAL FANNIE MAE		726,471
Freddie Mac - 0.1%
2.5% 5/1/28	3,000	2,972
3% 1/1/43	6,066	5,788
3.126% 10/1/35 (k)	185	197
3.5% 2/1/32 to 6/1/43	9,297	9,190
4% 6/1/24 to 9/1/25	3,563	3,748
5% 3/1/19	1,857	1,971
5.5% 1/1/38	1,008	1,088
6% 7/1/37 to 8/1/37	500	545
6.5% 3/1/36	2,597	2,916
TOTAL FREDDIE MAC		28,415
Ginnie Mae - 0.3%
4% 1/15/25 to 5/15/43	34,478	35,964
4% 9/1/43 (i)	6,200	6,450
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 6/15/35 to 9/15/39	$ 3,981	$ 4,371
6% 2/15/34 to 9/20/38	7,098	7,909
TOTAL GINNIE MAE		54,694
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $818,035)		809,580
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (k)	504	454
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (k)	257	240
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (k)	12	12
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,240
Class D, 3.31% 10/8/19	770	770
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (k)	50	45
Series 2004-R2 Class M3, 1.0091% 4/25/34 (k)	74	44
Series 2005-R2 Class M1, 0.6341% 4/25/35 (k)	1,150	1,131
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (k)	36	34
Series 2004-W11 Class M2, 1.2341% 11/25/34 (k)	426	387
Series 2004-W7 Class M1, 1.0091% 5/25/34 (k)	1,108	1,030
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (k)	944	339
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0091% 4/25/34 (k)	1,607	1,517
Series 2006-HE2 Class M1, 0.5541% 3/25/36 (k)	24	0 *
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (g)(k)	165	139
Class C, 1.2841% 7/20/39 (g)(k)	258	11
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (k)	1,368	788
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	1,399	1,399
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6391% 4/25/34 (k)	80	60
Series 2004-4 Class M2, 0.9791% 6/25/34 (k)	418	385
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (k)	30	27
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (k)	$ 221	$ 168
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (k)	13	10
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	11,010	10,989
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9191% 1/25/35 (k)	720	556
Class M4, 1.2041% 1/25/35 (k)	276	63
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (g)(k)	2,160	1,686
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (g)(k)	58	54
Series 2006-2A:
Class A, 0.3641% 11/15/34 (g)(k)	843	762
Class B, 0.4641% 11/15/34 (g)(k)	305	257
Class C, 0.5641% 11/15/34 (g)(k)	506	363
Class D, 0.9341% 11/15/34 (g)(k)	193	120
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (g)(k)	938	933
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (k)	237	228
Series 2003-3 Class M1, 1.4741% 8/25/33 (k)	452	413
Series 2003-5 Class A2, 0.8841% 12/25/33 (k)	25	22
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (k)	1,137	534
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4841% 7/25/36 (k)	2,497	127
Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (k)	1,136	1,104
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (k)	289	283
Series 2006-A Class 2C, 1.4261% 3/27/42 (k)	2,016	305
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (k)	413	8
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (k)	101	81
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (k)	351	303
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (k)	569	548
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (k)	1,794	1,657
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (k)	44	43
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (k)	303	283
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (k)	$ 316	$ 128
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (k)	1,083	921
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (d)(g)(k)	429	0
Series 2006-1A Class A, 1.5841% 3/20/11 (d)(g)(k)	892	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (k)	405	340
Class M4, 1.6341% 9/25/34 (k)	519	156
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (k)	1,120	953
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (k)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (k)	831	758
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (k)	875	666
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (k)	41	28
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	216	216
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (k)	22	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (g)(k)	1,523	46
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (g)(k)	1,358	1,202
TOTAL ASSET-BACKED SECURITIES (Cost $31,646)		37,391
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7441% 1/25/35 (k)	1,164	1,119
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (k)	779	772
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2541% 12/20/54 (g)(k)	5,991	5,880
Class A5, 0.3241% 12/20/54 (g)(k)	4,460	4,378
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater:
Series 2006-2 Class A4, 0.2641% 12/20/54 (k)	$ 1,788	$ 1,755
Series 2006-3:
Class A3, 0.2641% 12/20/54 (k)	861	845
Class A7, 0.3841% 12/20/54 (k)	936	918
Class M2, 0.7441% 12/20/54 (k)	4,540	4,097
Series 2006-4:
Class A4, 0.2841% 12/20/54 (k)	2,744	2,694
Class B1, 0.3641% 12/20/54 (k)	3,154	2,913
Class M1, 0.5241% 12/20/54 (k)	829	748
Series 2007-1:
Class 1B1, 0.3241% 12/20/54 (k)	5,012	4,629
Class 1M1, 0.4841% 12/20/54 (k)	1,114	1,005
Class 2A1, 0.3241% 12/20/54 (k)	2,153	2,114
Class 2M1, 0.6841% 12/20/54 (k)	1,431	1,291
Series 2007-2:
Class 1B1, 0.3441% 12/17/54 (k)	767	708
Class 2C1, 1.0441% 12/17/54 (k)	1,981	1,737
sequential payer Series 2006-3 Class B2, 0.5241% 12/20/54 (k)	4,550	4,202
Series 2007-2 Class 3A1, 0.3641% 12/17/54 (k)	384	377
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (k)	326	311
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (k)	1,294	1,028
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (k)	454	339
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (k)	838	716
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (k)	1,209	1,161
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (g)(k)	541	499
Class B6, 3.035% 7/10/35 (g)(k)	115	108
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (g)(k)	23	23
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (k)	23	21
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (k)	155	154
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.39% 9/25/36 (k)	$ 1,863	$ 1,721
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8241% 9/25/43 (k)	3,136	2,981
TOTAL PRIVATE SPONSOR		51,244
U.S. Government Agency - 0.1%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4841% 5/25/35 (k)	967	969
Series 2007-36 Class F, 0.4141% 4/25/37 (k)	1,506	1,508
Series 2013-62 Class FA, 0.4841% 6/25/43 (k)	5,687	5,678
floater sequential payer Series 2012-120 Class FE 0.4841% 2/25/39 (k)	2,504	2,485
TOTAL U.S. GOVERNMENT AGENCY		10,640
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,087)		61,884
Commercial Mortgage Securities - 2.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (k)(m)	360	11
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	198	198
Series 2006-2 Class AAB, 5.7116% 5/10/45 (k)	512	529
Series 2006-3 Class A4, 5.889% 7/10/44	680	745
Series 2006-5 Class A2, 5.317% 9/10/47	2,409	2,425
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,861
Series 2007-4 Class A3, 5.8103% 2/10/51 (k)	558	575
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	2,833	2,950
Series 2006-6 Class E, 5.619% 10/10/45 (g)	527	58
Series 2007-3:
Class A3, 5.5595% 6/10/49 (k)	1,523	1,527
Class A4, 5.5595% 6/10/49 (k)	1,901	2,105
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,165
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (g)(k)	$ 37	$ 27
Series 2005-3A:
Class A2, 0.5841% 11/25/35 (g)(k)	317	267
Class M1, 0.6241% 11/25/35 (g)(k)	42	29
Class M2, 0.6741% 11/25/35 (g)(k)	53	37
Class M3, 0.6941% 11/25/35 (g)(k)	47	32
Class M4, 0.7841% 11/25/35 (g)(k)	59	37
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (g)(k)	833	684
Class B1, 1.5841% 1/25/36 (g)(k)	72	15
Class M1, 0.6341% 1/25/36 (g)(k)	269	150
Class M2, 0.6541% 1/25/36 (g)(k)	81	42
Class M3, 0.6841% 1/25/36 (g)(k)	118	61
Class M4, 0.7941% 1/25/36 (g)(k)	65	32
Class M5, 0.8341% 1/25/36 (g)(k)	65	23
Class M6, 0.8841% 1/25/36 (g)(k)	69	21
Series 2006-1:
Class A2, 0.5441% 4/25/36 (g)(k)	128	104
Class M1, 0.5641% 4/25/36 (g)(k)	46	32
Class M2, 0.5841% 4/25/36 (g)(k)	48	33
Class M3, 0.6041% 4/25/36 (g)(k)	42	27
Class M4, 0.7041% 4/25/36 (g)(k)	24	14
Class M5, 0.7441% 4/25/36 (g)(k)	23	12
Class M6, 0.8241% 4/25/36 (g)(k)	46	20
Series 2006-2A:
Class M1, 0.4941% 7/25/36 (g)(k)	121	73
Class M2, 0.5141% 7/25/36 (g)(k)	85	50
Class M3, 0.5341% 7/25/36 (g)(k)	71	33
Class M4, 0.6041% 7/25/36 (g)(k)	48	20
Class M5, 0.6541% 7/25/36 (g)(k)	59	21
Series 2006-3A Class M4, 0.6141% 10/25/36 (g)(k)	79	12
Series 2006-4A:
Class A2, 0.4541% 12/25/36 (g)(k)	2,479	1,763
Class M1, 0.4741% 12/25/36 (g)(k)	165	91
Class M2, 0.4941% 12/25/36 (g)(k)	110	31
Class M3, 0.5241% 12/25/36 (g)(k)	112	23
Series 2007-1 Class A2, 0.4541% 3/25/37 (g)(k)	509	333
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (g)(k)	500	385
Class A2, 0.5041% 7/25/37 (g)(k)	468	235
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M1, 0.5541% 7/25/37 (g)(k)	$ 164	$ 45
Class M2, 0.5941% 7/25/37 (g)(k)	90	15
Class M3, 0.6741% 7/25/37 (g)(k)	91	9
Class M4, 0.8341% 7/25/37 (g)(k)	180	7
Class M5, 0.9341% 7/25/37 (g)(k)	54	2
Series 2007-3:
Class A2, 0.4741% 7/25/37 (g)(k)	501	313
Class M1, 0.4941% 7/25/37 (g)(k)	100	47
Class M2, 0.5241% 7/25/37 (g)(k)	107	31
Class M3, 0.5541% 7/25/37 (g)(k)	167	39
Class M4, 0.6841% 7/25/37 (g)(k)	263	53
Class M5, 0.7841% 7/25/37 (g)(k)	137	20
Class M6, 0.9841% 7/25/37 (g)(k)	91	11
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (g)(k)	192	18
Class M2, 1.2341% 9/25/37 (g)(k)	192	15
Class M4, 1.7841% 9/25/37 (g)(k)	206	10
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(m)	1,283	50
Series 2006-3A, Class IO, 3.8179% 10/25/36 (g)(k)(m)	22,141	512
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(k)(m)	3,321	232
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (g)(k)	452	429
Class E, 0.4841% 3/15/22 (g)(k)	2,347	2,183
Class F, 0.5341% 3/15/22 (g)(k)	1,440	1,310
Class G, 0.5841% 3/15/22 (g)(k)	369	329
Class H, 0.7341% 3/15/22 (g)(k)	452	392
Class J, 0.8841% 3/15/22 (g)(k)	452	382
sequential payer:
Series 2007-PW15 Class AAB, 5.315% 2/11/44	1,929	1,943
Series 2007-PW16:
Class A4, 5.7131% 6/11/40 (k)	534	600
Class AAB, 5.7131% 6/11/40 (k)	3,677	3,817
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,380	4,900
Series 2006-PW13 Class A3, 5.518% 9/11/41	1,088	1,088
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (g)(k)(m)	8,606	15
Series 2006-T22 Class A4, 5.5802% 4/12/38 (k)	114	124
Series 2006-T24 Class X2, 0.4448% 10/12/41 (g)(k)(m)	2,042	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (g)(k)(m)	$ 59,010	$ 392
Series 2007-T28 Class X2, 0.1575% 9/11/42 (g)(k)(m)	32,164	110
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (g)(k)	407	212
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (g)(k)	414	388
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,072	1,092
Class XCL, 1.198% 5/15/35 (g)(k)(m)	2,557	41
Citigroup Commercial Mortgage Trust Series 2007-C6:
Class A2, 5.6962% 12/10/49 (k)	7	7
Class A4, 5.6962% 12/10/49 (k)	3,035	3,399
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	12,448	13,617
Series 2007-CD4 Class A3, 5.293% 12/11/49	888	907
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	164
Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,019	748
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (g)(k)	96	92
Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (g)(k)	420	414
sequential payer Series 2007-C9 Class A4, 5.8% 12/10/49 (k)	2,018	2,285
Series 2006-C8 Class XP, 0.4666% 12/10/46 (k)(m)	9,656	13
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,057	1,149
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)	232	231
Series 2007-C3 Class A4, 5.6829% 6/15/39 (k)	368	402
Series 2006-C5 Class ASP, 0.6595% 12/15/39 (k)(m)	6,774	12
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	825	918
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (g)(k)	3,254	2,942
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	$ 292	$ 293
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (k)(m)	191	0 *
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (g)(k)(m)	295	0 *
Series 2006-C1 Class A3, 5.392% 2/15/39 (k)	2,228	2,260
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (g)(k)	345	341
Class C:
0.3541% 2/15/22 (g)(k)	1,416	1,392
0.4541% 2/15/22 (g)(k)	506	490
Class F, 0.5041% 2/15/22 (g)(k)	1,011	973
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (k)(m)	11,241	21
Class B, 5.487% 2/15/40 (g)(k)	1,394	204
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9859% 12/5/31 (g)(k)	1,380	1,379
Class A2FL, 0.8859% 12/5/31 (g)(k)	1,380	1,370
Class BFL, 1.2859% 12/5/31 (g)(k)	5,070	5,071
Class CFL, 1.6859% 12/5/31 (g)(k)	3,690	3,683
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	9,244	10,158
Series 2001-1 Class X1, 2.0442% 5/15/33 (g)(k)(m)	416	5
Series 2007-C1 Class XP, 0.1582% 12/10/49 (k)(m)	12,273	15
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (g)(k)	343	338
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,618	31,414
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (g)(k)(m)	14,049	47
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(k)	767	767
Class C, 2.0056% 3/6/20 (g)(k)	6,364	6,380
Class D, 2.2018% 3/6/20 (g)(k)	2,144	2,150
Class F, 2.6334% 3/6/20 (g)(k)	94	94
Class G, 2.7903% 3/6/20 (g)(k)	47	47
Class H, 3.3004% 3/6/20 (g)(k)	42	42
Class J, 4.0852% 3/6/20 (g)(k)	60	60
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2006-GG6 Class A2, 5.506% 4/10/38	$ 1,515	$ 1,525
GS Mortgage Securities Corp. Trust Series 2013-KYO Class XB1, 3.2489% 11/8/29 (g)(k)(m)	196,352	13,073
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	24	24
Series 2007-GG10 Class A2, 5.778% 8/10/45	184	186
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (g)(k)	391	382
Class C, 0.3941% 11/15/18 (g)(k)	277	270
Class D, 0.4141% 11/15/18 (g)(k)	122	117
Class E, 0.4641% 11/15/18 (g)(k)	176	168
Class F, 0.5141% 11/15/18 (g)(k)	265	251
Class G, 0.5441% 11/15/18 (g)(k)	230	218
Class H, 0.6841% 11/15/18 (g)(k)	176	165
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (k)	400	406
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	635
Series 2006-LDP9 Class A3, 5.336% 5/15/47	15,032	16,473
Series 2007-CB19 Class A4, 5.711% 2/12/49 (k)	3,228	3,596
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (k)	1,189	1,218
Class A4, 5.8137% 6/15/49 (k)	31,964	35,604
Series 2007-LDPX Class A3, 5.42% 1/15/49	14,834	16,311
Series 2005-LDP3 Class A3, 4.959% 8/15/42	53	53
Series 2006-CB17 Class A3, 5.45% 12/12/43	75	75
Series 2006-LDP7 Class A4, 5.8629% 4/15/45 (k)	1,230	1,348
Series 2007-CB19:
Class B, 5.711% 2/12/49 (k)	78	30
Class C, 5.711% 2/12/49 (k)	204	42
Class D, 5.711% 2/12/49 (k)	214	24
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (k)	75	9
Class ES, 5.5357% 1/15/49 (g)(k)	472	6
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (k)	743	835
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (k)	17	12
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	$ 410	$ 451
Series 2006-C7 Class A2, 5.3% 11/15/38	471	492
Series 2007-C1 Class A4, 5.424% 2/15/40	2,738	3,012
Series 2007-C2 Class A3, 5.43% 2/15/40	1,644	1,800
Series 2006-C6 Class XCP, 0.673% 9/15/39 (k)(m)	3,502	1
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (k)(m)	1,246	2
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,140	1,248
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,770	1,940
Class XCP, 0.2714% 9/15/45 (k)(m)	55,299	212
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (g)(k)	292	289
Class E, 0.4741% 9/15/21 (g)(k)	1,054	1,033
Class F, 0.5241% 9/15/21 (g)(k)	868	841
Class G, 0.5441% 9/15/21 (g)(k)	1,714	1,645
Class H, 0.5841% 9/15/21 (g)(k)	442	416
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4193% 1/12/44 (g)(k)	793	698
Series 2006-C1 Class A2, 5.6376% 5/12/39 (k)	356	357
Series 2007-C1 Class A4, 5.8499% 6/12/50 (k)	3,452	3,854
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,178
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (k)	47	47
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	496	512
Series 2007-5:
Class A4, 5.378% 8/12/48	7,455	8,156
Class B, 5.479% 8/12/48	2,736	864
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	7,400	8,105
Series 2007-7 Class A4, 5.7364% 6/12/50 (k)	3,192	3,546
Series 2006-4 Class XP, 0.6175% 12/12/49 (k)(m)	12,944	107
Series 2007-6 Class B, 5.635% 3/12/51 (k)	912	200
Series 2007-7 Class B, 5.7364% 6/12/50 (k)	79	5
Series 2007-8 Class A3, 5.8968% 8/12/49 (k)	787	883
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (g)(k)	272	204
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (g)(k)	523	510
Class D, 0.374% 10/15/20 (g)(k)	507	488
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class E, 0.434% 10/15/20 (g)(k)	$ 634	$ 597
Class F, 0.484% 10/15/20 (g)(k)	380	355
Class G, 0.524% 10/15/20 (g)(k)	470	434
Class H, 0.614% 10/15/20 (g)(k)	296	258
Class J, 0.764% 10/15/20 (g)(k)	171	65
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	429	436
Series 2006-IQ11 Class A4, 5.682% 10/15/42 (k)	245	266
Series 2006-T23 Class A3, 5.8075% 8/12/41 (k)	466	466
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	1,368	1,510
Class AAB, 5.654% 4/15/49	1,987	1,998
Class B, 5.7275% 4/15/49 (k)	224	39
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	129	51
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (g)(k)	1,156	1,064
Class G, 0.5441% 9/15/21 (g)(k)	1,351	1,242
Class J, 0.7841% 9/15/21 (g)(k)	300	255
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (g)(k)	3,171	2,829
Class LXR1, 0.8841% 6/15/20 (g)(k)	112	97
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	17,321
Series 2007-C31:
Class A4, 5.509% 4/15/47	42,116	46,094
Class A5, 5.5% 4/15/47	16,000	17,723
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (k)	23,060	25,164
Class A5, 5.9241% 2/15/51 (k)	10,259	11,562
Series 2005-C19 Class B, 4.892% 5/15/44	912	947
Series 2005-C22:
Class B, 5.3802% 12/15/44 (k)	2,022	1,644
Class F, 5.3802% 12/15/44 (g)(k)	1,521	457
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	5,005	5,449
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	2,736	2,202
Class D, 5.513% 12/15/43 (k)	1,459	906
Class XP, 0.4764% 12/15/43 (g)(k)(m)	7,383	18
Series 2007-C31 Class C, 5.6796% 4/15/47 (k)	251	175
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 4,033	$ 4,038
Series 2007-C32:
Class D, 5.7482% 6/15/49 (k)	685	276
Class E, 5.7482% 6/15/49 (k)	1,080	334
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $383,951)		420,814
Municipal Securities - 0.7%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	1,700	1,731
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,373
7.3% 10/1/39	16,765	20,949
7.5% 4/1/34	7,195	9,092
7.55% 4/1/39	14,205	18,386
7.6% 11/1/40	14,125	18,510
7.625% 3/1/40	2,445	3,182
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	5,050	5,610
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	34,625	30,378
Series 2010, 4.421% 1/1/15	4,050	4,187
Series 2010-1, 6.63% 2/1/35	15,425	15,218
Series 2010-3:
6.725% 4/1/35	7,505	7,472
7.35% 7/1/35	4,495	4,743
Series 2011:
5.665% 3/1/18	5,030	5,368
5.877% 3/1/19	10,800	11,592
TOTAL MUNICIPAL SECURITIES (Cost $167,821)		157,791
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 5.625% 1/7/41	4,922	4,750
Italian Republic:
3.125% 1/26/15	9,149	9,367
4.5% 1/21/15	6,859	7,147
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Italian Republic: - continued
4.75% 1/25/16	$ 6,870	$ 7,274
5.375% 6/12/17	4,115	4,452
Russian Federation 3.25% 4/4/17 (g)	800	825
United Mexican States 4.75% 3/8/44	5,572	4,848
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,494)		38,663
Floating Rate Loans - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (k)	324	325
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4.0001% 1/30/20 (k)	224	224
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (k)	375	376
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)(k)	8,755	6,829
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	600	626
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.44% 1/28/18 (k)	1,665	1,482
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (k)	8,352	8,395
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)	637	634
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (k)	145	145
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (k)	3,257	3,281
		21,768
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (k)	1,746	1,751
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (k)	$ 173	$ 173
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (k)	607	608
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/8/20 (k)	4,280	4,237
Univision Communications, Inc. term loan 4.5% 3/1/20 (k)	2,327	2,318
		7,336
TOTAL CONSUMER DISCRETIONARY		31,404
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (k)	803	804
Tranche 2 LN2, term loan 4.875% 6/21/21 (k)	3,850	3,869
Tranche 2LN, term loan 5.75% 8/21/20 (k)	125	128
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (k)	226	227
		5,028
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 8/19/19	1,960	1,958
TOTAL CONSUMER STAPLES		6,986
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (k)	3,135	3,202
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (k)	325	327
		3,529
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
TPF II LC LLC Tranche B, term loan 6.5% 8/16/19 (k)	1,735	1,720
Insurance - 0.1%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (k)	7,022	6,943
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (k)	$ 1,228	$ 1,225
TOTAL FINANCIALS		9,888
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/8/20 (k)	2,260	2,181
Tranche B 1LN, term loan 4.5% 8/8/19 (k)	2,050	2,032
		4,213
Health Care Providers & Services - 0.0%
Genoa Healthcare Group LLC Tranche 2LN, term loan 14% 2/10/15 (k)	2,305	1,844
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International Tranche E, term loan 4.5% 8/5/20 (k)	1,303	1,318
TOTAL HEALTH CARE		7,375
INDUSTRIALS - 0.1%
Airlines - 0.1%
U.S. Airways, Inc. Tranche B 1LN, term loan 4.25% 5/21/19 (k)	6,390	6,318
Commercial Services & Supplies - 0.0%
ARAMARK Corp. Tranche B, term loan 4% 8/22/19 (k)	3,535	3,557
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)	420	419
Tranche B 2LN, term loan 8.25% 11/30/20 (k)	355	353
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (k)	150	152
		4,481
Professional Services - 0.0%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (k)	2,210	2,221
Tranche B2 1LN, term loan 5% 7/10/20 (k)	1,630	1,650
		3,871
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (k)	$ 190	$ 191
TOTAL INDUSTRIALS		14,861
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
SafeNet, Inc. Tranche 2LN, term loan 6.1826% 4/12/15 (k)	4,500	4,489
IT Services - 0.1%
First Data Corp. term loan 4.1841% 3/24/18 (k)	9,900	9,801
Software - 0.0%
BMC Software Finance, Inc. Tranche B, term loan 5% 8/9/20 (k)	1,865	1,865
ION Trading Technologies Ltd. Tranche 2LN, term loan 8.25% 5/22/21 (k)	70	70
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (k)	2,035	2,106
Tranche B 1LN, term loan 4.5% 10/30/19 (k)	1,124	1,127
		5,168
TOTAL INFORMATION TECHNOLOGY		19,458
MATERIALS - 0.0%
Chemicals - 0.0%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (k)	1,190	1,196
Tranche B 1LN, term loan 5.5% 7/31/18 (k)	125	126
		1,322
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Altice Financing SA Tranche B, term loan 5.3986% 6/24/19 (k)(o)	5,780	5,664
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)	474	473
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (k)	$ 125	$ 128
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (k)	65	65
		6,330
UTILITIES - 0.0%
Electric Utilities - 0.0%
TXU Energy LLC Tranche B, term loan 4.7118% 10/10/17 (k)	5,026	3,399
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)	487	486
Independent Power Producers & Energy Traders - 0.0%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)	756	758
TOTAL UTILITIES		4,643
TOTAL FLOATING RATE LOANS (Cost $106,658)		105,796
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $694)	680	713
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Bank of America Corp. 5.2% (h)(k)	3,710	3,314
Citigroup, Inc.:
5.35% (h)(k)	11,740	10,630
5.95% (h)(k)	2,950	2,818
JPMorgan Chase & Co. 5.15% (h)(k)	3,895	3,499
MUFG Capital Finance 1 Ltd. 6.346% (h)(k)	996	1,099
TOTAL PREFERRED SECURITIES (Cost $23,385)		21,360
Fixed-Income Funds - 5.9%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (l) (Cost $1,215,114)	11,811,153	$ 1,242,061
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (Cost $11)	11,084	11
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.10% (b)	138,152,089	138,152
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	25,098,461	25,098
TOTAL MONEY MARKET FUNDS (Cost $163,250)		163,250
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Treasury Obligations) # (Cost $12,901)	$ 12,901	12,901
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $18,303,483)		21,640,105
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(476,424)
NET ASSETS - 100%		$ 21,163,681
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 9/1/43	$ (14,600)	(13,272)
3% 9/1/43	(13,000)	(12,428)
3% 9/1/43	(17,100)	(16,348)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/43	$ (12,400)	$ (11,855)
3% 9/1/43	(42,400)	(40,535)
3% 9/1/43	(9,400)	(8,987)
3% 9/1/43	(16,000)	(15,296)
3% 9/1/43	(2,900)	(2,772)
3.5% 9/1/43	(54,900)	(54,750)
4% 9/1/43	(10,700)	(11,034)
4% 9/1/43	(22,900)	(23,614)
4% 9/1/43	(10,700)	(11,034)
4% 9/1/43	(1,400)	(1,444)
4.5% 9/1/43	(67,600)	(71,318)
4.5% 9/1/43	(23,700)	(25,004)
5% 9/1/43	(30,600)	(32,891)
5.5% 9/1/43	(4,850)	(5,265)
5.5% 9/1/43	(4,850)	(5,265)
TOTAL FANNIE MAE		(363,112)
Freddie Mac
3% 9/1/43	(6,000)	(5,718)
Ginnie Mae
4% 9/1/43	(6,200)	(6,437)
4% 9/1/43	(2,700)	(2,803)
4% 9/1/43	(2,900)	(3,010)
TOTAL GINNIE MAE		(12,250)
TOTAL TBA SALE COMMITMENTS (Proceeds $383,108)		$ (381,080)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (000s) (1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	$ 1,913	$ (1,809)	$ 0	$ (1,809)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,568	(1,483)	0	(1,483)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	360	(340)	0	(340)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,568	(1,483)	0	(1,483)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,525	(1,442)	0	(1,442)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,309	(1,237)	0	(1,237)
TOTAL CREDIT DEFAULT SWAPS						$ (7,794)	$ 0	$ (7,794)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $675,062,000 or 3.2% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $10,670,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(o) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $154,000 and $150,000, respectively. The coupon rate will be determined at time of settlement.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $225,174,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 11,328
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/12	$ 3,220
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 5,000
C. Wonder LLC	12/27/12 - 6/25/13	$ 19,500
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Mobileye N.V. Series F	8/15/13	$ 12,902
Roku, Inc. 8.00%	5/7/13	$ 5,000
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Tory Burch LLC	12/31/12	$ 17,505
Vice Holdings, Inc. Series A	8/3/12	$ 34,999
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$12,901,000 due 9/03/13 at 0.04%
BNP Paribas Securities Corp.	$ 6,708
Barclays Capital, Inc.	3,568
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,625
$ 12,901
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 797
Fidelity Corporate Bond 1-10 Year Central Fund	3,681
Fidelity Mortgage Backed Securities Central Fund	26,750
Fidelity Securities Lending Cash Central Fund	937
Total	$ 32,165
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 286,809	$ -	$ 287,718*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	1,638,428	280,727	621,810	1,242,061	9.0%
Total	$ 1,925,237	$ 280,727	$ 909,528	$ 1,242,061
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 21,602	$ -	$ 9,542	$ -	$ -
American Woodmark Corp.	-	19,666	26,240	-	-
CareView Communications, Inc.	10,530	-	-	-	6,724
Neurocrine Biosciences, Inc.	27,540	-	33,236	-	-
Southcross Energy Partners LP	-	17,043	14,462	127	-
TherapeuticsMD, Inc.	18,645	6,593	-	-	17,941
Total	$ 78,317	$ 43,302	$ 83,480	$ 127	$ 24,665
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,553,207	$ 2,288,410	$ 68,053	$ 196,744
Consumer Staples	1,340,134	1,213,644	126,490	-
Energy	1,224,363	1,224,363	-	-
Financials	2,725,539	2,617,309	108,230	-
Health Care	2,413,036	2,396,640	16,396	-
Industrials	972,986	960,709	12,043	234
Information Technology	2,654,585	2,640,689	-	13,896
Materials	309,875	309,875	-	-
Telecommunication Services	247,349	230,931	15,285	1,133
Utilities	230,242	230,242	-	-
Corporate Bonds	2,736,189	-	2,717,639	18,550
U.S. Government and Government Agency Obligations	1,160,385	-	1,160,385	-
U.S. Government Agency - Mortgage Securities	809,580	-	809,580	-
Asset-Backed Securities	37,391	-	33,347	4,044
Collateralized Mortgage Obligations	61,884	-	61,277	607
Commercial Mortgage Securities	420,814	-	420,238	576
Municipal Securities	157,791	-	157,791	-
Foreign Government and Government Agency Obligations	38,663	-	38,663	-
Floating Rate Loans	105,796	-	96,515	9,281
Bank Notes	713	-	713	-
Preferred Securities	21,360	-	21,360	-
Fixed-Income Funds	1,242,061	1,242,061	-	-
Other	11	-	-	11
Money Market Funds	163,250	163,250	-	-
Cash Equivalents	12,901	-	12,901	-
Total Investments in Securities:	$ 21,640,105	$ 15,518,123	$ 5,876,906	$ 245,076
Derivative Instruments:
Liabilities
Swaps	$ (7,794)	$ -	$ (7,794)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (381,080)	$ -	$ (381,080)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 162,679
Net Realized Gain (Loss) on Investment Securities	2,464
Net Unrealized Gain (Loss) on Investment Securities	45,630
Cost of Purchases	83,041
Proceeds of Sales	(32,411)
Amortization/Accretion	876
Transfers into Level 3	1,618
Transfers out of Level 3	(18,821)
Ending Balance	$ 245,076
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2013	$ 45,439

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (7,794)
Total Value of Derivatives	$ -	$ (7,794)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.5%
AAA,AA,A	5.4%
BBB	6.4%
BB	2.1%
B	1.9%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.6%
Equities	69.3%
Short-Term Investments and Net Other Assets	0.4%
100%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.8%
Canada	1.4%
Japan	1.3%
Switzerland	1.2%
United Kingdom	1.0%
Others (Individually Less Than 1%)	6.3%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $24,134 and repurchase agreements of $12,901) - See accompanying schedule: Unaffiliated issuers (cost $16,891,508)	$ 20,210,129
Fidelity Central Funds (cost $1,378,364)	1,405,311
Other affiliated issuers (cost $33,611)	24,665
Total Investments (cost $18,303,483)		$ 21,640,105
Cash		4,290
Receivable for investments sold, regular delivery		5,829
Receivable for TBA sale commitments		383,108
Receivable for swaps		1
Receivable for fund shares sold		26,505
Dividends receivable		18,740
Interest receivable		51,101
Distributions receivable from Fidelity Central Funds		22
Receivable from investment adviser for expense reductions		5
Other receivables		1,092
Total assets		22,130,798

Liabilities
Payable for investments purchased Regular delivery	$ 63,793
Delayed delivery	439,402
TBA sale commitments, at value	381,080
Payable for swaps	744
Payable for fund shares redeemed	38,341
Bi-lateral OTC swaps, at value	7,794
Accrued management fee	7,220
Other affiliated payables	2,468
Other payables and accrued expenses	1,177
Collateral on securities loaned, at value	25,098
Total liabilities		967,117

Net Assets		$ 21,163,681
Net Assets consist of:
Paid in capital		$ 16,566,159
Undistributed net investment income		80,612
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,186,056
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,330,854
Net Assets		$ 21,163,681

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Puritan: Net Asset Value, offering price and redemption price per share ($15,933,880 ÷ 759,450 shares)	$ 20.98

Class K: Net Asset Value, offering price and redemption price per share ($5,229,801 ÷ 249,322 shares)	$ 20.98

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Dividends (including $127 earned from other affiliated issuers)		$ 237,691
Interest		214,329
Income from Fidelity Central Funds		32,165
Total income		484,185

Expenses
Management fee	$ 83,031
Transfer agent fees	27,231
Accounting and security lending fees	2,021
Custodian fees and expenses	334
Independent trustees' compensation	126
Appreciation in deferred trustee compensation account	2
Registration fees	207
Audit	280
Legal	125
Interest	3
Miscellaneous	194
Total expenses before reductions	113,554
Expense reductions	(1,690)	111,864
Net investment income (loss)		372,321
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,457,101
Fidelity Central Funds	41,779
Other affiliated issuers	23,157
Foreign currency transactions	(484)
Futures contracts	(292)
Swaps	(10,177)
Total net realized gain (loss)		1,511,084
Change in net unrealized appreciation (depreciation) on: Investment securities	290,824
Assets and liabilities in foreign currencies	17
Swaps	9,669
Delayed delivery commitments	4,587
Total change in net unrealized appreciation (depreciation)		305,097
Net gain (loss)		1,816,181
Net increase (decrease) in net assets resulting from operations		$ 2,188,502

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 372,321	$ 389,728
Net realized gain (loss)	1,511,084	255,024
Change in net unrealized appreciation (depreciation)	305,097	1,565,691
Net increase (decrease) in net assets resulting from operations	2,188,502	2,210,443
Distributions to shareholders from net investment income	(353,018)	(364,135)
Distributions to shareholders from net realized gain	(355,229)	-
Total distributions	(708,247)	(364,135)
Share transactions - net increase (decrease)	(49,273)	(743,799)
Total increase (decrease) in net assets	1,430,982	1,102,509

Net Assets
Beginning of period	19,732,699	18,630,190
End of period (including undistributed net investment income of $80,612 and undistributed net investment income of $84,879, respectively)	$ 21,163,681	$ 19,732,699

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Puritan

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 17.72	$ 15.81	$ 15.06	$ 17.07
Income from Investment Operations
Net investment income (loss) B	.36	.38	.35	.40	.45
Net realized and unrealized gain (loss)	1.79	1.78	1.93	.75	(2.00)
Total from investment operations	2.15	2.16	2.28	1.15	(1.55)
Distributions from net investment income	(.35)	(.35)	(.36)	(.39)	(.44)
Distributions from net realized gain	(.35)	-	- F	(.01)	(.02)
Total distributions	(.70)	(.35)	(.37) H	(.40)	(.46) G
Net asset value, end of period	$ 20.98	$ 19.53	$ 17.72	$ 15.81	$ 15.06
Total Return A	11.29%	12.35%	14.38%	7.61%	(8.76)%
Ratios to Average Net Assets C,E
Expenses before reductions	.58%	.59%	.60%	.61%	.67%
Expenses net of fee waivers, if any	.58%	.59%	.60%	.61%	.67%
Expenses net of all reductions	.57%	.59%	.59%	.61%	.67%
Net investment income (loss)	1.79%	2.03%	1.96%	2.48%	3.30%
Supplemental Data
Net assets, end of period (in millions)	$ 15,934	$ 15,472	$ 15,420	$ 15,054	$ 16,111
Portfolio turnover rate D	229% I	141%	154% I	104%	116% I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.52	$ 17.72	$ 15.80	$ 15.06	$ 17.07
Income from Investment Operations
Net investment income (loss) B	.39	.40	.38	.42	.46
Net realized and unrealized gain (loss)	1.79	1.77	1.93	.74	(1.99)
Total from investment operations	2.18	2.17	2.31	1.16	(1.53)
Distributions from net investment income	(.37)	(.37)	(.39)	(.41)	(.47)
Distributions from net realized gain	(.35)	-	- F	(.01)	(.02)
Total distributions	(.72)	(.37)	(.39)	(.42)	(.48) G
Net asset value, end of period	$ 20.98	$ 19.52	$ 17.72	$ 15.80	$ 15.06
Total Return A	11.48%	12.43%	14.59%	7.69%	(8.59)%
Ratios to Average Net Assets C,E
Expenses before reductions	.47%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.46%	.47%	.47%	.47%	.50%
Net investment income (loss)	1.90%	2.15%	2.09%	2.61%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$ 5,230	$ 4,261	$ 3,211	$ 2,280	$ 1,469
Portfolio turnover rate D	229% H	141%	154% H	104%	116% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Options Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/13 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 73	Discounted cash flow	Yield	4.5%	Decrease
		Expected distribution	Recovery rate	0% - 3% / 3.0%	Increase
Collateralized Mortgage Obligations	$ 607	Discounted cash flow	Yield	7.5%	Decrease
Commercial Mortgage Securities	$ 372	Discounted cash flow	Discount rate	20.1%	Decrease
		Expected distribution	Recovery rate	70.0%	Increase
		Market comparable	Spread	106.4%	Decrease
			Quoted price	$ 87.00	Increase
Common Stocks	$ 144,147	Discounted cash flow	Discount rate	20% - 50% / 47.5%	Decrease
		Expected distribution	Recovery rate	0% - 1% / 1.0%	Increase
		Market comparable	Transaction price	$ 53.89	Increase
			EV/EBITDA multiple	5.0 - 22.0 / 16.7	Increase
Corporate Bonds	$ 18,550	Discounted cash flow	Discount rate	25.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Transaction price	$ 100.00	Increase

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 08/31/13 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Floating Rate Loans	$ 6,829	Discounted cash flow	Discount rate	15.0%	Decrease
		Market comparable	EV/EBITDA multiple	7.0	Increase
Preferred Stocks	$ 67,634	Market comparable	Transaction price	$0.91 - $6,527.04 / $4,291.08	Increase
			EV/EBITDA multiple	5.0	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,562,705
Gross unrealized depreciation	(316,406)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,246,299

Tax Cost	$ 18,393,806

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 85,512
Undistributed long-term capital gain	$ 1,272,417
Net unrealized appreciation (depreciation)	$ 3,240,531

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 381,222	$ 364,135
Long-term Capital Gains	327,025	-
Total	$ 708,247	$ 364,135

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers.

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (10,177)	$ 9,669
Equity Risk
Futures Contracts	(292)	-
Totals (a)	$ (10,469)	$ 9,669

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

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4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $14,263,927 and $13,654,122, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Puritan	$ 24,890.16
Class K	2,341.05
	$ 27,231

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $281 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 24,357.31%		$ 1

Other Affiliated Transactions. On January 4, 2013, the Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by the 1-10 Year Board. Under the plan, 1-10 Year distributed in-kind all of its net assets to its shareholders pro rata at its NAV per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $287,718 in return for 2,530 of shares of 1-10 Year. Because 1-10 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $47 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and

Annual Report

8. Security Lending - continued

Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $222. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $937 (including $39 from securities loaned to FCM).

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $31,358. The weighted average interest rate was .66%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,655 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $27.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Puritan	$ 267,070	$ 290,441
Class K	85,948	73,694
Total	$ 353,018	$ 364,135
From net realized gain
Puritan	$ 276,687	$ -
Class K	78,542	-
Total	$ 355,229	$ -

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Puritan
Shares sold	78,846	79,946	$ 1,597,567	$ 1,477,678
Reinvestment of distributions	26,262	15,053	515,763	274,339
Shares redeemed	(138,032)	(172,734)	(2,782,293)	(3,181,243)
Net increase (decrease)	(32,924)	(77,735)	$ (668,963)	$ (1,429,226)
Class K
Shares sold	68,604	80,899	$ 1,385,671	$ 1,501,190
Reinvestment of distributions	8,366	4,030	164,490	73,694
Shares redeemed	(45,907)	(47,844)	(930,471)	(889,457)
Net increase (decrease)	31,063	37,085	$ 619,690	$ 685,427

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 funds. Mr. Curvey oversees 387 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity fund's valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee and Chairman of the Board of Trustees of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present), Deputy Treasurer (2013-present), and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President (2011-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith also serves as Assistant Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Puritan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividend	Capital Gain
Puritan	10/14/13	10/11/13	$0.093	$1.298

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013 $1,364,831,555, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $126,559,866 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Puritan designates 15%, 46%, 74%, 74% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Puritan designates 17%, 52%, 80%, 80% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Puritan Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Puritan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PUR-UANN-1013
1.789251.110

Fidelity®

Puritan®

Fund -
Class K

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class K A	11.48%	7.17%	7.04%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Puritan® Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund - Class K, on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See footnote above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Major equity benchmarks set record highs during the 12 months ending August 31, 2013, fueled by an improving global economy and accommodative monetary policies worldwide. The broad-based S&P 500® Index rose 18.70% for the 12 months, setting new highs, while the blue-chip-laden Dow Jones Industrial AverageSM also achieved significant milestones en route to climbing 16.13%. The growth-oriented Nasdaq Composite Index® advanced 18.75%. Stocks slipped early on as investors grew anxious about the U.S. presidential election and the federal debt limit. Markets quickly rebounded and rose through late May, but concern over the U.S. Federal Reserve tapering its bond-buying program prompted a brief, but steep, market sell-off in June. Stocks recovered when the Fed said no moves were imminent, but doubt returned in August as a military strike on Syria loomed. On the bond side of the ledger, U.S. high-income securities rallied alongside equities for most of the period, but cooled off in May and June as interest rates spiked on possible Fed tightening. The sector still advanced solidly, with The BofA Merrill LynchSM US High Yield Constrained Index returning 7.55%. The more rate-sensitive U.S. investment-grade bond category fared far worse, as reflected in the -2.47% return of the Barclays® U.S. Aggregate Bond Index, its largest trailing one-year loss in almost 20 years.

Comments from Ramin Arani, Lead Portfolio Manager of Fidelity® Puritan® Fund: For the year, the fund's Class K shares returned 11.48%, versus 9.87% for the Fidelity Puritan Composite IndexSM. Versus the Composite index, asset allocation was the dominant contributor, as I overweighted equities and underweighted investment-grade bonds. Our top individual relative contributor was an out-of-index investment in Tesla Motors, as the maker of electronic cars reported good financial results and strong orders - and the stock responded in a huge way. Exxon Mobil, AT&T and IBM are three sizable benchmark stocks I successfully underweighted or avoided, and none was in the fund at period end. Conversely, consumer electronics leader Apple was by far our largest detractor. The fund was modestly overweighted in Apple at period end because I believe it is a strong company and its stock was cheap relative to its valuation. In fixed income, the biggest contributors were an overweighting in corporate bonds, particularly financial institutions, an underweighting in sovereigns and an overweighting in commercial mortgage-backed securities (CMBS). We were modestly hurt by overweighting corporate bonds issued by telecommunication services companies, as this sector was held back by event risk stemming from investors' anticipation of a major new offering by Verizon Communications.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Puritan	.58%
Actual		$ 1,000.00	$ 1,049.50	$ 3.00
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.96
Class K	.47%
Actual		$ 1,000.00	$ 1,050.10	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.84	$ 2.40

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.4	1.9
Google, Inc. Class A	1.7	1.5
Bank of America Corp.	1.6	0.4
JPMorgan Chase & Co.	1.5	1.0
Citigroup, Inc.	1.4	1.2
	8.6
Top Five Bond Issuers as of August 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	5.5	5.3
Fannie Mae	4.7	6.7
Ginnie Mae	1.6	1.5
Freddie Mac	1.3	1.9
Wachovia Bank Commercial Mortgage Trust	0.7	0.9
	13.8
Top Five Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.1	16.4
Consumer Discretionary	13.6	12.2
Information Technology	13.1	12.8
Health Care	12.2	10.1
Energy	7.2	7.2
Asset Allocation (% of fund's net assets)
As of August 31, 2013 *	As of February 28, 2013 **
Stocks 68.9%	Stocks 64.9%
Bonds 29.6%	Bonds 32.7%
Convertible Securities 0.5%	Convertible Securities 0.4%
Other Investments 0.6%	Other Investments 0.8%
Short-Term Investments and Net Other Assets (Liabilities) 0.4%	Short-Term Investments and Net Other Assets (Liabilities) 1.2%

* Foreign investments	11.2%	** Foreign investments	10.7%
Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Common Stocks - 68.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.0%
Delphi Automotive PLC	68,093	$ 3,746
Automobiles - 1.0%
Ford Motor Co.	6,432,200	104,137
General Motors Co. (a)	574,870	19,592
Motors Liquidation Co. GUC Trust (a)	28,150	847
Tesla Motors, Inc. (a)	320,900	54,232
Toyota Motor Corp.	558,700	33,607
		212,415
Diversified Consumer Services - 0.2%
H&R Block, Inc.	1,480,400	41,318
Hotels, Restaurants & Leisure - 1.6%
Dunkin' Brands Group, Inc.	1,148,000	49,467
PB Investor I LLC	9,088	14
Starbucks Corp.	1,841,800	129,884
Station Holdco LLC (a)(n)(p)	1,194,419	1,780
Station Holdco LLC:
unit (n)(p)	2,660	0 *
warrants 6/15/18 (a)(n)(p)	75,658	6
Vail Resorts, Inc.	917,027	62,358
Wyndham Worldwide Corp.	623,400	37,005
Yum! Brands, Inc.	833,000	58,327
		338,841
Household Durables - 0.9%
D.R. Horton, Inc.	1,116,200	19,924
KB Home	1,061,700	17,019
PulteGroup, Inc.	1,148,000	17,668
Sony Corp. sponsored ADR (e)	1,852,800	36,982
Toll Brothers, Inc. (a)	1,220,700	37,366
Whirlpool Corp.	460,700	59,269
		188,228
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	400,900	112,645
Netflix, Inc. (a)	42,700	12,123
priceline.com, Inc. (a)	89,600	84,092
Rakuten, Inc.	2,811,400	34,446
Spotify Technology SA (a)(p)	15,765	15,597
		258,903
Media - 3.4%
CBS Corp. Class B	1,743,100	89,072
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A (special) (non-vtg.)	5,566,200	$ 226,767
Discovery Communications, Inc. Class A (a)	29,800	2,310
HMH Holdings, Inc. warrants 6/22/19 (a)(p)	1,945	3
Legend Pictures LLC (a)(n)(p)	49,141	88,601
Lions Gate Entertainment Corp. (a)(e)	1,631,500	57,119
Manchester United PLC	826,630	13,937
Publicis Groupe SA	641,100	47,720
The Walt Disney Co.	284,190	17,287
Tribune Co. Class A (a)	13,773	821
Twenty-First Century Fox, Inc. Class A	3,966,900	124,283
Vertis Holdings, Inc. (a)	1,934	0
Viacom, Inc. Class B (non-vtg.)	712,500	56,687
		724,607
Specialty Retail - 1.6%
Home Depot, Inc.	2,362,400	175,975
Lowe's Companies, Inc.	1,528,800	70,050
Restoration Hardware Holdings, Inc.	213,800	14,866
TJX Companies, Inc.	1,513,300	79,781
		340,672
Textiles, Apparel & Luxury Goods - 1.6%
Brunello Cucinelli SpA	1,155,400	34,206
C. Wonder LLC (n)(p)	619,047	19,500
Compagnie Financiere Richemont SA Series A	225,290	21,404
Kering SA	118,100	26,675
lululemon athletica, Inc. (a)	537,200	38,055
Michael Kors Holdings Ltd. (a)	492,461	36,486
NIKE, Inc. Class B	1,026,700	64,497
Prada SpA	1,251,300	12,328
PVH Corp.	41,700	5,369
Ralph Lauren Corp.	327,700	54,205
Tory Burch LLC (n)(p)	324,840	17,505
		330,230
TOTAL CONSUMER DISCRETIONARY		2,438,960
CONSUMER STAPLES - 6.3%
Beverages - 1.2%
Beam, Inc.	1,228,200	76,947
Coca-Cola Enterprises, Inc.	1,309,700	48,983
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	624,800	$ 35,857
The Coca-Cola Co.	2,513,900	95,981
		257,768
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	3,655,400	212,196
Kroger Co.	1,766,000	64,636
Walgreen Co.	665,700	32,000
		308,832
Food Products - 0.7%
Bunge Ltd.	833,000	63,125
Green Mountain Coffee Roasters, Inc. (a)	489,200	42,223
Mead Johnson Nutrition Co. Class A	185,800	13,941
The Hershey Co.	239,100	21,985
		141,274
Household Products - 1.4%
Energizer Holdings, Inc.	331,800	32,792
Procter & Gamble Co.	3,283,400	255,744
		288,536
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	781,400	51,072
L'Oreal SA	206,600	34,473
Prestige Brands Holdings, Inc. (a)	1,443,351	46,866
		132,411
Tobacco - 1.0%
Japan Tobacco, Inc.	3,745,100	126,490
Lorillard, Inc.	860,900	36,416
Philip Morris International, Inc.	580,140	48,407
		211,313
TOTAL CONSUMER STAPLES		1,340,134
ENERGY - 5.8%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	778,400	44,205
Ensco PLC Class A	1,563,816	86,886
Halliburton Co.	2,203,400	105,763
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	614,900	$ 22,874
Schlumberger Ltd.	521,600	42,218
		301,946
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	1,231,200	112,556
Apache Corp.	20,614	1,766
Bonanza Creek Energy, Inc. (a)	524,000	20,803
Cabot Oil & Gas Corp.	1,376,200	53,851
Chevron Corp.	1,409,100	169,698
Cobalt International Energy, Inc. (a)	742,700	18,122
Concho Resources, Inc. (a)	121,800	11,755
ConocoPhillips	1,261,100	83,611
Continental Resources, Inc. (a)	181,900	16,782
Energen Corp.	387,500	25,695
EOG Resources, Inc.	449,900	70,657
EQT Corp.	552,900	47,395
Marathon Oil Corp.	2,028,000	69,824
Noble Energy, Inc.	181,292	11,137
Occidental Petroleum Corp.	446,258	39,364
Phillips 66	235,200	13,430
Pioneer Natural Resources Co.	184,100	32,212
Suncor Energy, Inc.	1,279,000	43,107
The Williams Companies, Inc.	2,225,500	80,652
		922,417
TOTAL ENERGY		1,224,363
FINANCIALS - 12.8%
Capital Markets - 1.7%
Apollo Global Management LLC Class A	1,512,300	38,397
BlackRock, Inc. Class A	160,500	41,781
Evercore Partners, Inc. Class A	772,000	34,423
Goldman Sachs Group, Inc.	133,400	20,294
Invesco Ltd.	673,200	20,438
State Street Corp.	1,060,100	70,730
The Blackstone Group LP	1,761,800	38,478
UBS AG	5,070,144	97,963
		362,504
Commercial Banks - 2.5%
First Republic Bank	50,000	2,214
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	545,300	$ 61,804
PNC Financial Services Group, Inc.	1,591,900	115,047
Standard Chartered PLC (United Kingdom)	557,819	12,457
TCF Financial Corp.	1,258,400	17,681
Texas Capital Bancshares, Inc. (a)	868,022	38,262
U.S. Bancorp	1,143,100	41,300
Wells Fargo & Co.	6,041,940	248,203
		536,968
Consumer Finance - 1.3%
American Express Co.	1,611,700	115,897
Capital One Financial Corp.	1,232,100	79,532
Discover Financial Services	704,900	33,307
SLM Corp.	2,315,700	55,554
		284,290
Diversified Financial Services - 4.5%
Bank of America Corp.	23,557,000	332,625
Citigroup, Inc.	6,119,840	295,772
JPMorgan Chase & Co.	6,316,823	319,189
		947,586
Insurance - 2.0%
ACE Ltd.	1,130,600	99,176
American International Group, Inc.	1,916,900	89,059
Berkshire Hathaway, Inc. Class B (a)	1,043,700	116,080
MetLife, Inc.	1,346,700	62,204
The Travelers Companies, Inc.	610,700	48,795
		415,314
Real Estate Investment Trusts - 0.6%
American Tower Corp.	1,330,200	92,436
Simon Property Group, Inc.	161,200	23,476
		115,912
Real Estate Management & Development - 0.0%
Realogy Holdings Corp.	8,900	377
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	793,600	40,029
TOTAL FINANCIALS		2,702,980
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.4%
Biotechnology - 4.5%
ACADIA Pharmaceuticals, Inc. (a)	3,169,404	$ 63,262
Achillion Pharmaceuticals, Inc. (a)	672,600	4,338
Acorda Therapeutics, Inc. (a)	763,300	25,792
Alexion Pharmaceuticals, Inc. (a)	462,300	49,817
AMAG Pharmaceuticals, Inc. (a)	1,013,961	23,990
Amgen, Inc.	1,916,800	208,816
Biogen Idec, Inc. (a)	613,200	130,624
BioMarin Pharmaceutical, Inc. (a)	263,700	17,264
Celgene Corp. (a)	185,700	25,994
CSL Ltd.	1,035,843	62,684
Gilead Sciences, Inc. (a)	2,914,700	175,669
Grifols SA ADR	1,988,480	60,231
Medivation, Inc. (a)	436,900	24,698
Neurocrine Biosciences, Inc. (a)	1,017,600	14,826
Onyx Pharmaceuticals, Inc. (a)	314,700	38,891
Theravance, Inc. (a)	205,028	7,350
Vertex Pharmaceuticals, Inc. (a)	156,200	11,738
		945,984
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	8,679,000	91,824
Stryker Corp.	361,600	24,187
The Cooper Companies, Inc.	344,259	44,964
		160,975
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc. (a)	634,850	15,884
Catamaran Corp. (a)	747,900	40,956
CIGNA Corp.	1,146,600	90,226
Express Scripts Holding Co. (a)	489,100	31,244
HCA Holdings, Inc.	900,700	34,398
Humana, Inc.	62,600	5,764
McKesson Corp.	646,700	78,516
Qualicorp SA (a)	5,724,000	44,742
UnitedHealth Group, Inc.	1,113,300	79,868
		421,598
Health Care Technology - 0.3%
CareView Communications, Inc. (a)(e)(f)	10,425,300	6,724
Cerner Corp. (a)	1,356,100	62,462
		69,186
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(e)	400,300	$ 31,159
Pharmaceuticals - 3.7%
AbbVie, Inc.	2,082,600	88,740
Actavis, Inc. (a)	946,000	127,880
Bristol-Myers Squibb Co.	1,865,100	77,756
Eli Lilly & Co.	347,200	17,846
Endo Health Solutions, Inc. (a)	205,200	8,432
Merck & Co., Inc.	965,500	45,658
Optimer Pharmaceuticals, Inc. (a)	635,000	7,944
Perrigo Co.	515,000	62,598
Pfizer, Inc.	5,317,600	150,009
Sanofi SA	171,080	16,396
TherapeuticsMD, Inc. (a)(f)	8,625,414	17,941
Valeant Pharmaceuticals International, Inc. (Canada) (a)	794,111	78,107
ViroPharma, Inc. (a)	774,078	23,338
Warner Chilcott PLC	2,866,600	61,489
		784,134
TOTAL HEALTH CARE		2,413,036
INDUSTRIALS - 4.6%
Aerospace & Defense - 1.6%
General Dynamics Corp.	557,100	46,379
Honeywell International, Inc.	1,417,200	112,767
The Boeing Co.	604,800	62,851
United Technologies Corp.	1,208,200	120,941
		342,938
Airlines - 0.2%
Copa Holdings SA Class A	323,100	42,255
Building Products - 0.1%
Masco Corp.	856,100	16,197
Masonite International Corp. (a)	5,358	263
Masonite International Corp.:
warrants 6/9/14 (a)	25,981	130
warrants 6/9/16 (a)	19,485	234
		16,824
Commercial Services & Supplies - 0.1%
Moleskine SpA	4,482,000	11,379
Electrical Equipment - 0.1%
Generac Holdings, Inc.	597,800	23,667
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.1%
3M Co.	422,200	$ 47,953
Danaher Corp.	1,320,000	86,486
General Electric Co.	3,873,800	89,640
Toshiba Corp.	3,056,000	12,043
		236,122
Machinery - 0.7%
Cummins, Inc.	314,400	38,734
Global Brass & Copper Holdings, Inc.	457,774	9,041
Ingersoll-Rand PLC	825,000	48,791
Manitowoc Co., Inc.	1,829,600	36,555
Stanley Black & Decker, Inc.	205,400	17,512
		150,633
Professional Services - 0.1%
Verisk Analytics, Inc. (a)	415,500	25,836
Road & Rail - 0.5%
Union Pacific Corp.	714,756	109,744
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	184,200	13,588
TOTAL INDUSTRIALS		972,986
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 1.2%
Cisco Systems, Inc.	7,810,600	182,065
F5 Networks, Inc. (a)	250,700	20,903
Juniper Networks, Inc. (a)	695,700	13,149
QUALCOMM, Inc.	640,600	42,459
		258,576
Computers & Peripherals - 3.3%
Apple, Inc.	1,043,200	508,085
EMC Corp.	4,183,500	107,851
NCR Corp. (a)	1,993,400	70,925
SanDisk Corp.	56,400	3,112
		689,973
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	552,400	41,855
Arrow Electronics, Inc. (a)	775,600	36,003
E Ink Holdings, Inc. GDR (a)(g)	140,100	798
		78,656
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.0%
Demand Media, Inc. (a)(e)	286,508	$ 1,857
eBay, Inc. (a)	1,508,600	75,415
Facebook, Inc. Class A (a)	2,339,160	96,561
Google, Inc. Class A (a)	431,200	365,183
Mail.Ru Group Ltd.:
GDR (g)	580,000	18,937
GDR (Reg. S)	289,900	9,465
Pandora Media, Inc. (a)(e)	23,894	440
Yahoo!, Inc. (a)	2,387,800	64,757
		632,615
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	495,200	36,298
MasterCard, Inc. Class A	58,200	35,274
Visa, Inc. Class A	921,600	160,745
		232,317
Semiconductors & Semiconductor Equipment - 0.9%
Altera Corp.	1,222,200	42,985
Broadcom Corp. Class A	862,800	21,794
KLA-Tencor Corp.	598,000	32,980
Micron Technology, Inc. (a)	1,250,000	16,963
NXP Semiconductors NV (a)	342,800	12,742
Spansion, Inc. Class A (a)	1,868	19
Texas Instruments, Inc.	1,888,400	72,137
		199,620
Software - 2.6%
Activision Blizzard, Inc.	640,600	10,455
Adobe Systems, Inc. (a)	1,696,000	77,592
Microsoft Corp.	6,914,000	230,928
Oracle Corp.	4,274,700	136,192
salesforce.com, Inc. (a)	1,408,800	69,214
Workday, Inc. Class A	338,500	24,551
		548,932
TOTAL INFORMATION TECHNOLOGY		2,640,689
MATERIALS - 1.4%
Chemicals - 0.9%
Ashland, Inc.	161,600	14,093
CF Industries Holdings, Inc.	98,900	18,825
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	714,029	$ 50,089
Monsanto Co.	889,200	87,044
RPM International, Inc.	604,600	20,544
W.R. Grace & Co. (a)	168,100	13,507
		204,102
Construction Materials - 0.2%
Eagle Materials, Inc.	570,400	36,597
Vulcan Materials Co.	111,400	5,325
		41,922
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	546,400	60,711
Metals & Mining - 0.0%
Ivanplats Ltd. (g)	819,127	1,524
TOTAL MATERIALS		308,259
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.8%
Bezeq Israeli Telecommunication Corp. Ltd.	9,287,800	15,138
Broadview Networks Holdings, Inc.	123,987	1,133
Iliad SA	150,462	36,093
Verizon Communications, Inc.	2,337,700	110,760
		163,124
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	479,200	35,940
SoftBank Corp.	245,000	15,285
Vodafone Group PLC sponsored ADR	1,020,100	33,000
		84,225
TOTAL TELECOMMUNICATION SERVICES		247,349
UTILITIES - 1.1%
Electric Utilities - 0.6%
Bicent Power LLC:
warrants 8/21/22 (a)	531	0
warrants 8/21/22 (a)	327	0
Edison International	1,312,900	60,249
NextEra Energy, Inc.	879,200	70,653
		130,902
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
ONEOK, Inc.	191,700	$ 9,861
Multi-Utilities - 0.4%
Sempra Energy	1,014,600	85,653
TOTAL UTILITIES		226,416
TOTAL COMMON STOCKS (Cost $11,303,306)		14,515,172
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
General Motors Co. 4.75%	135,200	6,579
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (p)	1,082,251	5,000
Roku, Inc. 8.00% (p)	5,520,836	5,000
		10,000
Media - 0.2%
Vice Holdings, Inc. Series A (p)	6,701	43,738
TOTAL CONSUMER DISCRETIONARY		60,317
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(p)	497,017	994
Software - 0.1%
Mobileye N.V. Series F (a)(p)	369,679	12,902
TOTAL INFORMATION TECHNOLOGY		13,896
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	104,600	1,616
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	76,300	$ 3,826
TOTAL CONVERTIBLE PREFERRED STOCKS		79,655
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	237,100	53,930
FINANCIALS - 0.1%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series J, 5.50%	100,446	2,275
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (g)	10,951	10,267
Diversified Financial Services - 0.0%
GMAC Capital Trust I Series 2, 8.125%	377,872	10,017
TOTAL FINANCIALS		22,559
TOTAL NONCONVERTIBLE PREFERRED STOCKS		76,489
TOTAL PREFERRED STOCKS (Cost $121,499)		156,144
Corporate Bonds - 12.9%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 375	317
3.5% 1/15/31 (g)	2,776	2,346
Mood Media Corp. 10% 10/31/15 (g)	32	28
		2,691
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 2,810	$ 2,889
Massey Energy Co. 3.25% 8/1/15	1,880	1,724
		4,613
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/14 (p)	11,328	11,328
8% 12/6/14 (p)	3,220	3,220
		14,548
TOTAL CONVERTIBLE BONDS		21,852
Nonconvertible Bonds - 12.8%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
Affinia Group, Inc. 7.75% 5/1/21 (g)	250	257
Chassix, Inc. 9.25% 8/1/18 (g)	470	490
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	1,110	1,122
Dana Holding Corp.:
5.375% 9/15/21	880	865
6% 9/15/23	880	858
Delphi Corp.:
5% 2/15/23	10,718	10,892
6.125% 5/15/21	1,690	1,846
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (g)(k)	1,565	1,628
Tenneco, Inc. 6.875% 12/15/20	2,415	2,590
		20,548
Automobiles - 0.2%
Daimler Finance North America LLC:
1.45% 8/1/16 (g)	3,577	3,561
1.95% 3/28/14 (g)	1,854	1,865
Ford Motor Co.:
4.75% 1/15/43	15,618	13,739
6.375% 2/1/29	2,190	2,362
7.45% 7/16/31	8,972	10,813
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.:
6.75% 5/1/28 (d)	$ 390	$ 0
7.125% 7/15/49 (d)	1,135	0
7.2% 1/15/11 (d)	2,855	0
7.4% 9/1/25 (d)	195	0
7.7% 4/15/16 (d)	705	0
8.25% 7/15/23 (d)	5,475	0
8.375% 7/15/33 (d)	16,800	0
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,515	1,539
		33,879
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	365	354
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,745	1,745
LKQ Corp. 4.75% 5/15/23 (g)	265	244
		2,343
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (g)	554	546
4.25% 6/15/23 (g)	3,903	3,827
5.75% 6/15/43 (g)	2,809	2,883
Laureate Education, Inc. 9.25% 9/1/19 (g)	4,040	4,363
Service Corp. International 5.375% 1/15/22 (g)	505	490
		12,109
Hotels, Restaurants & Leisure - 0.1%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (g)	325	349
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	3,765	3,596
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	1,765	1,694
Chester Downs & Marina LLC 9.25% 2/1/20 (g)	435	434
Choice Hotels International, Inc. 5.75% 7/1/22	390	402
Chukchansi Economic Development Authority 9.75% 5/30/20 (d)(g)	2,861	1,659
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,065	1,177
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	$ 900	$ 952
MCE Finance Ltd. 5% 2/15/21 (g)	1,290	1,184
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	3,068
6.625% 12/15/21	1,115	1,132
7.5% 6/1/16	2,855	3,141
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp.:
5% 8/1/18 (g)	865	876
8.25% 12/15/17 (g)	848	919
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	467
Playa Resorts Holding BV 8% 8/15/20 (g)	330	337
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	615	599
Studio City Finance Ltd. 8.5% 12/1/20 (g)	5,600	5,936
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	886	272
		28,194
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	783
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	775
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	634
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	6,420	6,364
7.875% 8/15/19	8,325	9,158
8.25% 2/15/21	1,485	1,466
9% 4/15/19	835	862
William Lyon Homes, Inc. 8.5% 11/15/20	730	774
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	1,350	1,343
		22,159
Leisure Equipment & Products - 0.0%
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (g)(k)	550	535
Media - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	340	376
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	$ 1,580	$ 1,418
5.25% 3/15/21 (g)	1,375	1,310
5.75% 9/1/23 (g)	945	881
5.75% 1/15/24	4,235	3,928
8.125% 4/30/20	3,485	3,781
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	325	324
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	3,345	3,077
Checkout Holding Corp. 0% 11/15/15 (g)	1,290	1,042
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,173
5.125% 12/15/22	355	332
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,355	2,284
5.5% 12/15/16	1,330	984
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	755	749
6.5% 11/15/22	2,040	2,040
7.625% 3/15/20	585	581
7.625% 3/15/20	4,105	4,115
Comcast Corp.:
4.95% 6/15/16	790	870
6.4% 5/15/38	6,000	7,090
6.4% 3/1/40	4,017	4,772
6.95% 8/15/37	7,000	8,769
COX Communications, Inc. 3.25% 12/15/22 (g)	2,162	1,902
Discovery Communications LLC:
3.7% 6/1/15	4,012	4,201
5.05% 6/1/20	168	182
6.35% 6/1/40	3,224	3,543
DISH DBS Corp.:
5.875% 7/15/22	2,655	2,602
6.75% 6/1/21	3,515	3,664
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,131
Lamar Media Corp.:
5.875% 2/1/22	525	529
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Media Corp.: - continued
7.875% 4/15/18	$ 1,400	$ 1,496
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	3,730	3,730
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (g)	3,907	4,122
National CineMedia LLC:
6% 4/15/22	2,600	2,652
7.875% 7/15/21	1,380	1,490
NBC Universal, Inc.:
3.65% 4/30/15	1,216	1,274
5.15% 4/30/20	4,917	5,535
6.4% 4/30/40	4,249	5,057
News America Holdings, Inc. 7.75% 12/1/45	8,012	9,976
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	1,770	1,682
7.75% 10/15/18	3,165	3,442
11.625% 2/1/14	1,171	1,219
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	380	376
Regal Entertainment Group:
5.75% 6/15/23	2,270	2,122
5.75% 2/1/25	340	313
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	518
Sheridan Group, Inc. 12.5% 4/15/14	1,775	1,775
Sirius XM Radio, Inc. 5.75% 8/1/21 (g)	3,350	3,283
Time Warner Cable, Inc.:
4% 9/1/21	7,778	7,296
4.5% 9/15/42	6,688	5,174
5.5% 9/1/41	17,772	15,115
5.85% 5/1/17	1,621	1,763
5.875% 11/15/40	1,318	1,180
6.75% 7/1/18	1,581	1,760
Time Warner, Inc.:
3.15% 7/15/15	451	469
5.375% 10/15/41	1,539	1,521
5.875% 11/15/16	3,738	4,227
6.2% 3/15/40	2,618	2,846
6.5% 11/15/36	2,633	2,932
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (g)	$ 1,340	$ 1,263
7.5% 3/15/19 (g)	480	518
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,250	1,306
Viacom, Inc.:
1.25% 2/27/15	377	378
2.5% 9/1/18	714	705
3.5% 4/1/17	219	228
Videotron Ltd. 9.125% 4/15/18	2,604	2,731
WMG Acquisition Corp. 6% 1/15/21 (g)	423	434
		171,558
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (g)	730	706
Specialty Retail - 0.1%
Albea Beauty Holdings SA 8.375% 11/1/19 (g)	1,730	1,747
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	624
Claire's Stores, Inc.:
7.75% 6/1/20 (g)	485	483
9% 3/15/19 (g)	3,800	4,232
CST Brands, Inc. 5% 5/1/23 (g)	320	304
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (g)(k)	975	1,004
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (g)	3,260	3,513
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (g)	590	602
Sonic Automotive, Inc.:
5% 5/15/23	195	180
7% 7/15/22	885	957
		13,646
Textiles, Apparel & Luxury Goods - 0.0%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (g)(k)	725	741
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (g)	355	351
		1,092
TOTAL CONSUMER DISCRETIONARY		306,769
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	$ 2,054	$ 2,168
Beam, Inc. 1.875% 5/15/17	1,176	1,173
Constellation Brands, Inc.:
3.75% 5/1/21	355	328
4.25% 5/1/23	535	491
FBG Finance Ltd. 5.125% 6/15/15 (g)	3,957	4,245
Fortune Brands, Inc. 5.375% 1/15/16	1,919	2,090
Heineken NV:
1.4% 10/1/17 (g)	2,951	2,861
2.75% 4/1/23 (g)	3,085	2,779
SABMiller Holdings, Inc.:
1.85% 1/15/15 (g)	1,947	1,971
2.45% 1/15/17 (g)	1,947	1,981
		20,087
Food & Staples Retailing - 0.1%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)	1,030	1,123
ESAL GmbH 6.25% 2/5/23 (g)	925	828
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (g)	7,625	7,206
Rite Aid Corp.:
6.75% 6/15/21 (g)	7,375	7,467
6.875% 12/15/28 (g)	2,995	2,800
7.7% 2/15/27	2,550	2,595
9.25% 3/15/20	1,330	1,505
Tops Markets LLC 8.875% 12/15/17 (g)	675	746
Walgreen Co. 1% 3/13/15	1,555	1,560
		25,830
Food Products - 0.2%
Cargill, Inc. 6% 11/27/17 (g)	417	478
ConAgra Foods, Inc.:
1.9% 1/25/18	2,064	2,025
3.2% 1/25/23	2,400	2,237
4.65% 1/25/43	2,022	1,845
Kraft Foods, Inc.:
5.375% 2/10/20	23,518	26,240
6.5% 8/11/17	2,584	2,990
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.75% 2/19/14	$ 318	$ 327
Post Holdings, Inc. 7.375% 2/15/22	1,545	1,630
		37,772
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (g)	350	362
6.625% 11/15/22 (g)	415	425
		787
Personal Products - 0.0%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind	1,435	1,482
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)	300	279
Prestige Brands, Inc. 8.125% 2/1/20	220	242
Revlon Consumer Products Corp. 5.75% 2/15/21 (g)	1,105	1,053
		3,056
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,020	3,620
4.25% 8/9/42	4,020	3,292
9.7% 11/10/18	5,570	7,289
Reynolds American, Inc.:
3.25% 11/1/22	2,999	2,737
4.75% 11/1/42	4,633	4,029
6.75% 6/15/17	3,979	4,579
7.25% 6/15/37	6,101	6,993
		32,539
TOTAL CONSUMER STAPLES		120,071
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.6% 4/30/15	231	232
DCP Midstream LLC:
4.75% 9/30/21 (g)	5,634	5,698
5.35% 3/15/20 (g)	5,174	5,496
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	$ 5,488	$ 5,821
5% 10/1/21	2,280	2,404
6.5% 4/1/20	2,264	2,591
FMC Technologies, Inc.:
2% 10/1/17	735	721
3.45% 10/1/22	1,333	1,265
Gulfmark Offshore, Inc. 6.375% 3/15/22	365	370
Noble Holding International Ltd.:
3.05% 3/1/16	756	777
3.45% 8/1/15	1,075	1,116
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,500	1,444
7.5% 11/1/19	7,020	7,301
Oil States International, Inc. 6.5% 6/1/19	1,420	1,498
Pacific Drilling SA 5.375% 6/1/20 (g)	1,270	1,226
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	2,800	2,975
Precision Drilling Corp.:
6.5% 12/15/21	315	329
6.625% 11/15/20	1,580	1,663
Pride International, Inc. 6.875% 8/15/20	1,355	1,601
Summit Midstream Holdings LLC 7.5% 7/1/21 (g)	500	508
Transocean, Inc. 5.05% 12/15/16	3,719	4,065
Unit Corp. 6.625% 5/15/21	4,515	4,605
Weatherford International Ltd. 4.95% 10/15/13	2,346	2,356
		56,062
Oil, Gas & Consumable Fuels - 1.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,562
Alpha Natural Resources, Inc.:
6% 6/1/19	2,410	2,061
6.25% 6/1/21	2,725	2,282
9.75% 4/15/18	1,099	1,104
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,489	1,669
6.375% 9/15/17	20,246	23,404
6.45% 9/15/36	4,261	4,953
Apache Corp. 3.25% 4/15/22	193	188
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (g)	$ 1,155	$ 1,083
Cenovus Energy, Inc. 4.5% 9/15/14	745	774
Chesapeake Energy Corp.:
5.375% 6/15/21	1,340	1,330
5.75% 3/15/23	1,330	1,323
Chevron Corp. 3.191% 6/24/23	6,848	6,630
Concho Resources, Inc. 5.5% 4/1/23	1,155	1,120
Continental Resources, Inc.:
4.5% 4/15/23	1,810	1,778
5% 9/15/22	2,690	2,717
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	1,990	2,077
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,630
3.875% 3/15/23	1,647	1,502
4.95% 4/1/22	1,048	1,041
Denbury Resources, Inc.:
4.625% 7/15/23	4,625	4,128
8.25% 2/15/20	1,973	2,170
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,647	1,771
6.45% 11/3/36 (g)	3,753	3,944
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,416
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	6,661
Encana Holdings Finance Corp. 5.8% 5/1/14	3,892	4,017
Enterprise Products Operating LP 5.6% 10/15/14	1,482	1,558
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	885	947
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (g)(k)	1,470	1,473
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	650	650
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,540	1,636
9.375% 5/1/20	4,780	5,258
Forest Oil Corp.:
7.25% 6/15/19	1,670	1,657
7.5% 9/15/20	1,735	1,666
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	$ 520	$ 512
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	677	768
Halcon Resources Corp. 8.875% 5/15/21	1,030	1,033
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (g)	485	480
8.125% 12/1/19	1,325	1,451
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (g)	3,855	3,547
6.5% 5/15/19	1,820	1,711
Marathon Petroleum Corp.:
3.5% 3/1/16	409	429
5.125% 3/1/21	3,173	3,396
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	599
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	2,559	2,638
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	3,614	4,105
6.85% 1/15/40 (g)	2,906	3,547
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	1,931
Nexen, Inc.:
5.2% 3/10/15	1,224	1,291
6.2% 7/30/19	1,865	2,156
Occidental Petroleum Corp. 2.7% 2/15/23	1,608	1,456
Petrobras Global Finance BV:
3% 1/15/19	4,414	4,054
4.375% 5/20/23	3,648	3,203
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,238	5,373
5.375% 1/27/21	2,313	2,259
7.875% 3/15/19	5,564	6,263
Petroleos Mexicanos:
3.5% 7/18/18	6,172	6,224
3.5% 1/30/23	4,530	4,054
4.875% 1/24/22	2,315	2,338
5.5% 1/21/21	5,342	5,663
5.5% 6/27/44	17,702	15,356
6% 3/5/20	1,974	2,166
6.5% 6/2/41	6,878	6,844
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66:
1.95% 3/5/15	$ 1,526	$ 1,549
2.95% 5/1/17	1,527	1,572
4.3% 4/1/22	5,338	5,384
5.875% 5/1/42	4,552	4,832
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	308	326
6.125% 1/15/17	1,880	2,134
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,075	1,088
SemGroup Corp. 7.5% 6/15/21 (g)	1,000	1,018
Southeast Supply Header LLC 4.85% 8/15/14 (g)	1,176	1,217
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,028
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,080
4.6% 6/15/21	1,296	1,324
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,992
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	570	590
Teekay Corp. 8.5% 1/15/20	120	130
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	1,065
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	5,281	5,405
Western Gas Partners LP 5.375% 6/1/21	7,147	7,709
Western Refining, Inc. 6.25% 4/1/21	550	539
		242,009
TOTAL ENERGY		298,071
FINANCIALS - 5.0%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	878	952
BlackRock, Inc.:
3.375% 6/1/22	274	270
4.25% 5/24/21	414	437
Goldman Sachs Group, Inc.:
2.375% 1/22/18	10,000	9,807
3.625% 1/22/23	7,000	6,598
5.95% 1/18/18	4,242	4,740
6.15% 4/1/18	3,466	3,914
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase & Co.:
0.8% 4/23/15	$ 28,000	$ 27,928
1.125% 2/26/16	15,094	15,053
Lazard Group LLC:
6.85% 6/15/17	5,189	5,852
7.125% 5/15/15	1,855	2,013
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	11,555	11,716
6.4% 8/28/17	4,204	4,788
7.75% 5/14/38	7,615	9,131
Morgan Stanley:
2.125% 4/25/18	16,388	15,800
4% 7/24/15	1,137	1,187
4.875% 11/1/22	7,126	7,020
5.375% 10/15/15	15,930	17,146
5.625% 9/23/19	453	498
5.95% 12/28/17	250	280
6.625% 4/1/18	1,494	1,710
State Street Corp. 3.1% 5/15/23	6,500	6,009
UBS AG Stamford Branch 2.25% 1/28/14	1,003	1,011
		153,860
Commercial Banks - 1.2%
Associated Banc Corp. 5.125% 3/28/16	1,852	1,979
Bank of America NA 5.3% 3/15/17	14,681	16,000
BB&T Corp. 3.95% 3/22/22	1,495	1,478
CIT Group, Inc.:
5% 8/15/22	2,195	2,074
5% 8/1/23	7,565	7,085
5.25% 3/15/18	3,215	3,319
5.375% 5/15/20	2,805	2,819
5.5% 2/15/19 (g)	5,285	5,417
Comerica Bank 5.7% 6/1/14	507	525
Comerica, Inc. 4.8% 5/1/15	1,013	1,067
Credit Suisse 6% 2/15/18	12,547	14,042
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,301
Discover Bank:
7% 4/15/20	3,075	3,603
8.7% 11/18/19	532	671
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
3.5% 3/15/22	$ 529	$ 515
4.5% 6/1/18	418	447
5.45% 1/15/17	1,848	2,025
8.25% 3/1/38	3,116	4,015
Fifth Third Capital Trust IV 6.5% 4/15/37 (k)	3,790	3,762
HBOS PLC 6.75% 5/21/18 (g)	408	446
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,001
Intesa Sanpaolo SpA:
3.125% 1/15/16	18,292	18,232
3.875% 1/16/18	18,369	17,891
JPMorgan Chase Bank 6% 10/1/17	1,942	2,203
KeyBank NA:
5.45% 3/3/16	2,302	2,520
5.8% 7/1/14	7,641	7,956
KeyCorp. 5.1% 3/24/21	519	568
Marshall & Ilsley Bank:
4.85% 6/16/15	3,881	4,134
5% 1/17/17	7,888	8,536
Regions Bank:
6.45% 6/26/37	9,362	9,719
7.5% 5/15/18	8,929	10,428
Regions Financial Corp.:
2% 5/15/18	7,154	6,834
5.75% 6/15/15	1,067	1,144
7.75% 11/10/14	4,922	5,296
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	8,822	8,471
6.125% 12/15/22	35,362	33,973
SunTrust Banks, Inc.:
0.574% 4/1/15 (k)	8,610	8,550
3.5% 1/20/17	4,123	4,318
UnionBanCal Corp. 3.5% 6/18/22	5,802	5,602
Wachovia Bank NA:
4.8% 11/1/14	461	483
6% 11/15/17	7,010	8,012
Wachovia Corp.:
5.625% 10/15/16	4,581	5,114
5.75% 6/15/17	1,728	1,966
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
1.5% 7/1/15	$ 13,693	$ 13,847
3.676% 6/15/16	2,326	2,470
		263,858
Consumer Finance - 0.8%
Ally Financial, Inc.:
4.625% 6/26/15	2,540	2,630
6.25% 12/1/17	1,800	1,930
American Express Credit Corp.:
1.3% 7/29/16	5,523	5,532
2.75% 9/15/15	1,352	1,401
2.8% 9/19/16	519	541
American Honda Finance Corp. 1.45% 2/27/15 (g)	1,975	1,993
Discover Financial Services:
3.85% 11/21/22	1,983	1,867
5.2% 4/27/22	2,146	2,217
6.45% 6/12/17	10,512	11,864
Ford Motor Credit Co. LLC:
2.5% 1/15/16	14,000	14,126
3% 6/12/17	5,430	5,465
General Electric Capital Corp.:
1% 1/8/16	18,569	18,473
2.25% 11/9/15	534	547
4.625% 1/7/21	703	743
5.625% 9/15/17	17,812	20,131
General Motors Acceptance Corp. 8% 11/1/31	3,115	3,532
GMAC LLC:
6.75% 12/1/14	2,355	2,473
8% 12/31/18	6,035	6,865
8% 11/1/31	19,726	22,685
Hyundai Capital America:
1.625% 10/2/15 (g)	1,867	1,866
1.875% 8/9/16 (g)	1,416	1,414
2.125% 10/2/17 (g)	2,063	2,012
2.875% 8/9/18 (g)	2,511	2,495
SLM Corp.:
3.875% 9/10/15	240	244
5.5% 1/25/23	1,365	1,243
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
8% 3/25/20	$ 5,930	$ 6,449
8.45% 6/15/18	2,400	2,736
Toyota Motor Credit Corp. 0.8% 5/17/16	28,000	27,847
		171,321
Diversified Financial Services - 0.6%
Bank of America Corp.:
3.3% 1/11/23	3,469	3,199
3.875% 3/22/17	781	822
4.1% 7/24/23	5,450	5,351
6.5% 8/1/16	1,010	1,138
7.375% 5/15/14	26	27
BP Capital Markets PLC:
3.125% 10/1/15	1,114	1,166
4.5% 10/1/20	1,106	1,178
4.742% 3/11/21	4,210	4,507
Citigroup, Inc.:
1.7% 7/25/16	6,000	5,996
3.953% 6/15/16	5,674	6,014
4.05% 7/30/22	2,389	2,294
4.45% 1/10/17	14,158	15,229
4.75% 5/19/15	13,577	14,379
5.9% (h)(k)	5,610	5,301
General Motors Financial Co., Inc.:
3.25% 5/15/18 (g)	700	672
4.25% 5/15/23 (g)	615	554
4.75% 8/15/17 (g)	8,705	8,977
6.75% 6/1/18	6,765	7,535
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	7,625	7,901
8% 1/15/18	1,015	1,068
JPMorgan Chase & Co.:
3.15% 7/5/16	8,974	9,372
3.4% 6/24/15	1,092	1,137
Landry's Acquisition Co. 9.375% 5/1/20 (g)	875	933
NSG Holdings II, LLC 7.75% 12/15/25 (g)	5,023	5,199
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	5,782	5,522
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 1,242	$ 1,315
5.15% 3/15/20	2,029	2,201
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind	1,155	1,217
9.625% 6/15/18 pay-in-kind	810	875
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	2,150	2,247
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(k)	4,127	4,155
		127,481
Insurance - 0.7%
American International Group, Inc.:
2.375% 8/24/15	14,000	14,169
3.8% 3/22/17	5,298	5,601
4.875% 9/15/16	1,873	2,042
4.875% 6/1/22	5,467	5,821
5.6% 10/18/16	4,975	5,526
5.85% 1/16/18	12,000	13,521
Aon Corp.:
3.125% 5/27/16	3,402	3,548
3.5% 9/30/15	3,819	4,001
5% 9/30/20	107	116
Aon PLC 4.45% 5/24/43	7,250	6,393
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	348
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(k)	2,008	2,058
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,082	1,149
5.125% 4/15/22	956	1,039
5.375% 3/15/17	595	652
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	6,063	6,369
6.5% 3/15/35 (g)	1,064	1,163
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,128	4,419
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	2,993	3,107
MetLife, Inc.:
5% 6/15/15	686	736
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
6.75% 6/1/16	$ 3,874	$ 4,434
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	6,760	6,583
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,108
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,048	4,217
Pacific LifeCorp:
5.125% 1/30/43 (g)	6,960	6,450
6% 2/10/20 (g)	8,215	9,174
Prudential Financial, Inc.:
2.3% 8/15/18	783	781
3.875% 1/14/15	2,500	2,603
4.5% 11/16/21	1,461	1,540
7.375% 6/15/19	1,880	2,301
Symetra Financial Corp. 6.125% 4/1/16 (g)	6,715	7,192
Unum Group:
5.625% 9/15/20	2,879	3,130
5.75% 8/15/42	7,108	7,272
7.125% 9/30/16	1,802	2,056
		143,619
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,705	1,702
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,486
Boston Properties, Inc. 3.85% 2/1/23	6,720	6,514
BRE Properties, Inc. 5.5% 3/15/17	2,524	2,764
Camden Property Trust:
2.95% 12/15/22	2,154	1,947
5.375% 12/15/13	2,150	2,177
DDR Corp. 4.625% 7/15/22	3,877	3,881
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,595	4,921
7.5% 4/1/17	4,966	5,762
9.625% 3/15/16	1,675	1,985
Duke Realty LP:
3.625% 4/15/23	2,844	2,598
3.875% 10/15/22	4,799	4,488
4.375% 6/15/22	3,202	3,119
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.4% 8/15/14	$ 1,096	$ 1,139
5.5% 3/1/16	2,930	3,176
6.75% 3/15/20	1,161	1,323
8.25% 8/15/19	1,838	2,258
Equity One, Inc.:
3.75% 11/15/22	7,300	6,798
5.375% 10/15/15	672	725
6% 9/15/17	666	737
6.25% 1/15/17	530	585
Federal Realty Investment Trust:
5.9% 4/1/20	1,379	1,562
6.2% 1/15/17	365	411
HCP, Inc. 3.15% 8/1/22	8,000	7,293
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,073
4.125% 4/1/19	11,300	11,740
4.7% 9/15/17	744	804
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,298
6.25% 6/15/17	726	767
6.65% 1/15/18	490	525
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	3,200	3,192
6.75% 10/15/22	1,885	2,003
Washington REIT 5.25% 1/15/14	988	1,002
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,000
		103,755
Real Estate Management & Development - 0.5%
BioMed Realty LP:
3.85% 4/15/16	6,469	6,759
4.25% 7/15/22	2,511	2,416
6.125% 4/15/20	1,822	2,014
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,029
4.95% 4/15/18	2,688	2,855
5.7% 5/1/17	268	293
6% 4/1/16	2,467	2,702
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
7.5% 5/15/15	$ 698	$ 767
CB Richard Ellis Services, Inc.:
5% 3/15/23	1,875	1,739
6.625% 10/15/20	900	956
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,587
5.25% 3/15/21	2,876	2,961
ERP Operating LP 5.75% 6/15/17	1,446	1,620
Liberty Property LP:
3.375% 6/15/23	2,951	2,684
4.125% 6/15/22	2,746	2,687
4.75% 10/1/20	6,595	6,877
5.125% 3/2/15	1,317	1,386
5.5% 12/15/16	2,022	2,227
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	3,936
3.15% 5/15/23	6,708	5,835
4.5% 4/18/22	1,689	1,654
7.75% 8/15/19	2,149	2,571
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,097
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	2,161	2,280
5.5% 1/15/14 (g)	935	952
5.7% 4/15/17 (g)	2,286	2,487
Realogy Corp. 9% 1/15/20 (g)	1,170	1,351
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (g)	2,125	2,109
Regency Centers LP:
4.95% 4/15/14	360	368
5.25% 8/1/15	3,216	3,442
5.875% 6/15/17	1,447	1,599
Simon Property Group LP:
2.8% 1/30/17	67	69
4.2% 2/1/15	1,785	1,855
Tanger Properties LP:
6.125% 6/1/20	7,035	8,122
6.15% 11/15/15	900	998
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 3,611	$ 3,497
4% 4/30/19	1,771	1,834
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (g)	510	495
		96,110
TOTAL FINANCIALS		1,060,004
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,497	1,500
5.15% 11/15/41	14,179	13,731
Celgene Corp. 2.45% 10/15/15	1,882	1,933
		17,164
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	2,945	3,151
Teleflex, Inc. 6.875% 6/1/19	1,665	1,748
		4,899
Health Care Providers & Services - 0.6%
Aetna, Inc.:
2.75% 11/15/22	2,850	2,593
4.125% 11/15/42	1,591	1,383
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,166
6.3% 8/15/14	2,132	2,240
DaVita, Inc.:
5.75% 8/15/22	1,215	1,203
6.625% 11/1/20	1,555	1,648
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,587
4.75% 11/15/21	14,348	15,197
Express Scripts, Inc. 3.125% 5/15/16	5,121	5,328
HCA Holdings, Inc.:
6.25% 2/15/21	1,415	1,419
7.75% 5/15/21	13,495	14,372
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
4.75% 5/1/23	$ 2,715	$ 2,535
5.875% 3/15/22	5,645	5,828
5.875% 5/1/23	2,555	2,491
6.5% 2/15/20	10,450	11,221
7.5% 2/15/22	3,250	3,534
HealthSouth Corp. 5.75% 11/1/24	780	749
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (g)	2,940	2,381
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,610	3,719
4.125% 9/15/20	3,728	3,830
Multiplan, Inc. 9.875% 9/1/18 (g)	3,385	3,749
Rural/Metro Corp. 10.125% 7/15/19 (d)(g)	995	269
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,007	1,085
Tenet Healthcare Corp.:
4.375% 10/1/21 (g)	5,470	4,964
4.5% 4/1/21 (g)	1,030	948
9.875% 7/1/14	4,690	4,995
UnitedHealth Group, Inc.:
1.625% 3/15/19	1,694	1,618
2.75% 2/15/23	957	879
2.875% 3/15/23	7,311	6,770
3.95% 10/15/42	1,306	1,126
WellPoint, Inc.:
1.25% 9/10/15	89	89
1.875% 1/15/18	161	157
3.3% 1/15/23	2,278	2,138
		113,211
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (g)	715	734
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	5,738	5,650
VPI Escrow Corp. 6.375% 10/15/20 (g)	1,445	1,468
VPII Escrow Corp.:
6.75% 8/15/18 (g)	3,620	3,833
7.5% 7/15/21 (g)	2,320	2,482
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	$ 1,940	$ 1,908
5% 8/15/14	2,209	2,290
Zoetis, Inc.:
1.15% 2/1/16 (g)	5,035	5,036
1.875% 2/1/18 (g)	898	880
3.25% 2/1/23 (g)	2,190	2,058
		25,605
TOTAL HEALTH CARE		161,613
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	1,753	1,802
6.375% 6/1/19 (g)	3,650	4,159
DigitalGlobe, Inc. 5.25% 2/1/21 (g)	425	398
GenCorp, Inc. 7.125% 3/15/21 (g)	320	335
TransDigm, Inc. 7.5% 7/15/21 (g)	3,440	3,638
		10,332
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 2.45% 10/1/22	1,559	1,441
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (g)	11,000	11,055
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (g)	920	849
Series 2013-1B Class B, 5.625% 1/15/21 (g)	395	382
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	45	47
9.798% 4/1/21	2,727	2,986
6.125% 4/29/18 (g)	415	421
6.648% 3/15/19	2,386	2,509
6.9% 7/2/19	824	859
7.339% 4/19/14	445	449
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,551	$ 1,620
8.36% 1/20/19	1,263	1,351
		22,528
Building Products - 0.0%
Associated Materials LLC 9.125% 11/1/17	465	499
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (g)	330	338
Nortek, Inc. 8.5% 4/15/21	925	1,001
Ply Gem Industries, Inc. 8.25% 2/15/18	2,953	3,160
USG Corp.:
6.3% 11/15/16	170	178
7.875% 3/30/20 (g)	905	989
9.75% 1/15/18	975	1,124
		7,289
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19 (g)	3,360	3,167
8.75% 12/1/20 (g)	4,345	4,280
ARAMARK Corp. 5.75% 3/15/20 (g)	1,345	1,372
Clean Harbors, Inc. 5.125% 6/1/21	740	720
Covanta Holding Corp.:
6.375% 10/1/22	875	888
7.25% 12/1/20	775	828
International Lease Finance Corp.:
5.625% 9/20/13	5,290	5,290
5.65% 6/1/14	4,439	4,550
6.625% 11/15/13	8,252	8,326
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	215	216
Tervita Corp.:
8% 11/15/18 (g)	915	913
9.75% 11/1/19 (g)	450	396
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)(g)	1,200	360
		31,306
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	728
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	$ 17,973	$ 16,321
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	920	994
Schaeffler Finance BV 4.75% 5/15/21 (g)	1,185	1,114
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	910	1,019
		3,127
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,035	1,076
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	1,725	1,665
8.875% 11/1/17	1,420	1,479
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	505	545
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (g)	785	838
		5,603
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	1,515	1,496
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	9,840	8,923
4.45% 3/15/43	5,500	4,967
5.05% 3/1/41	7,178	7,127
Hertz Corp.:
5.875% 10/15/20	1,120	1,149
6.25% 10/15/22	800	814
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (g)	965	1,076
Western Express, Inc. 12.5% 4/15/15 (g)	3,725	2,365
		26,421
Trading Companies & Distributors - 0.2%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	285	292
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	330	356
International Lease Finance Corp.:
3.875% 4/15/18	4,400	4,202
4.625% 4/15/21	4,280	3,895
5.75% 5/15/16	1,840	1,940
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.: - continued
6.25% 5/15/19	$ 3,035	$ 3,126
7.125% 9/1/18 (g)	5,560	6,172
8.25% 12/15/20	4,165	4,634
8.625% 9/15/15	4,640	5,092
8.625% 1/15/22	3,910	4,409
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	365	374
VWR Funding, Inc. 7.25% 9/15/17	2,695	2,803
		37,295
TOTAL INDUSTRIALS		163,887
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
7% 4/1/19 (g)	2,295	2,100
9% 4/1/19 (g)	2,135	2,050
10.5% 3/1/21 (g)	1,708	1,319
Commscope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (g)(k)	555	549
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	7,994
Lucent Technologies, Inc.:
6.45% 3/15/29	10,451	8,047
6.5% 1/15/28	1,110	844
		22,903
Electronic Equipment & Components - 0.0%
Infor US, Inc. 9.375% 4/1/19	755	840
Tyco Electronics Group SA:
1.6% 2/3/15	156	157
5.95% 1/15/14	4,453	4,539
6.55% 10/1/17	815	932
		6,468
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	889
IAC/InterActiveCorp 4.75% 12/15/22	1,475	1,361
VeriSign, Inc. 4.625% 5/1/23 (g)	3,395	3,174
		5,424
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
Audatex North America, Inc. 6% 6/15/21 (g)	$ 4,565	$ 4,622
Ceridian Corp.:
8.875% 7/15/19 (g)	1,110	1,249
11% 3/15/21 (g)	570	658
Compiler Finance Sub, Inc. 7% 5/1/21 (g)	180	173
First Data Corp.:
6.75% 11/1/20 (g)	6,215	6,355
11.25% 1/15/21 (g)	2,955	3,029
11.75% 8/15/21 (g)	1,490	1,393
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	12,448
6.625% 11/1/19	2,205	2,238
The Western Union Co. 2.375% 12/10/15	128	130
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	3,270	3,507
13.375% 10/15/19	1,780	2,020
		37,822
Office Electronics - 0.1%
Xerox Corp.:
1.0832% 5/16/14 (k)	8,470	8,470
2.95% 3/15/17	947	966
4.25% 2/15/15	1,130	1,179
		10,615
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. 10.125% 3/15/18 (g)	1,061	1,146
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (g)	1,595	1,595
9.75% 8/1/18 (g)	380	420
Spansion LLC:
7.875% 11/15/17	1,150	1,187
11.25% 1/15/16 (d)(g)	905	0
Viasystems, Inc. 7.875% 5/1/19 (g)	2,570	2,737
		7,085
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	$ 2,555	$ 2,587
TOTAL INFORMATION TECHNOLOGY		92,904
MATERIALS - 0.4%
Chemicals - 0.1%
Eagle Spinco, Inc. 4.625% 2/15/21 (g)	640	602
Ecolab, Inc. 1.45% 12/8/17	3,078	2,990
Hexion U.S. Finance Corp. 6.625% 4/15/20 (g)	2,810	2,775
Kinove German Bondco GmbH 9.625% 6/15/18 (g)	965	1,066
LSB Industries, Inc. 7.75% 8/1/19 (g)	425	440
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	3,135	3,253
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (g)(k)	1,000	1,020
PolyOne Corp. 5.25% 3/15/23 (g)	1,360	1,302
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (g)	4,715	4,609
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	585	598
		18,655
Construction Materials - 0.0%
CEMEX Finance LLC 9.375% 10/12/22 (g)	1,420	1,523
CEMEX SA de CV 5.2756% 9/30/15 (g)(k)	2,815	2,899
CRH America, Inc. 6% 9/30/16	2,470	2,775
		7,197
Containers & Packaging - 0.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (g)	2,044	2,130
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (g)	200	214
9.125% 10/15/20 (g)	685	731
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (g)	275	265
7% 11/15/20 (g)	715	695
7.375% 10/15/17 (g)	300	320
9.125% 10/15/20 (g)	690	733
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (g)	360	357
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	$ 555	$ 599
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,142
Owens-Illinois, Inc. 7.8% 5/15/18	350	399
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	1,775	1,899
Sealed Air Corp. 6.5% 12/1/20 (g)	1,065	1,129
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	840	941
		12,554
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (g)	2,700	2,827
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	255	258
Calcipar SA 6.875% 5/1/18 (g)	720	743
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	7,189	6,885
4.5% 8/13/23 (g)	7,000	6,836
Edgen Murray Corp. 8.75% 11/1/20 (g)	1,135	1,135
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (g)	1,770	1,801
6.375% 2/1/16 (g)	1,180	1,210
7% 11/1/15 (g)	1,865	1,921
New Gold, Inc.:
6.25% 11/15/22 (g)	615	589
7% 4/15/20 (g)	345	351
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)	405	433
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (g)	1,335	1,348
8.25% 1/15/21 (g)	750	750
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (g)	3,375	3,502
11.25% 10/15/18 (g)	1,130	1,155
Severstal Columbus LLC 10.25% 2/15/18	3,605	3,821
Steel Dynamics, Inc.:
6.125% 8/15/19	1,115	1,171
6.375% 8/15/22	990	1,032
		37,768
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
Clearwater Paper Corp. 4.5% 2/1/23	$ 1,250	$ 1,131
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19	3,025	3,101
11.75% 1/15/19	2,615	1,569
		5,801
TOTAL MATERIALS		81,975
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Altice Financing SA 7.875% 12/15/19 (g)	550	581
Altice Finco SA 9.875% 12/15/20 (g)	585	629
AT&T, Inc.:
2.4% 8/15/16	293	301
2.5% 8/15/15	1,139	1,173
4.35% 6/15/45	1,320	1,121
5.55% 8/15/41	16,289	16,596
6.3% 1/15/38	5,000	5,549
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	83
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,869
CenturyLink, Inc.:
5.15% 6/15/17	440	459
6% 4/1/17	3,101	3,318
6.15% 9/15/19	3,331	3,464
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (g)	2,451	2,608
Eileme 2 AB 11.625% 1/31/20 (g)	1,725	2,001
Embarq Corp.:
7.082% 6/1/16	3,728	4,190
7.995% 6/1/36	17,061	17,450
Frontier Communications Corp. 7.125% 1/15/23	2,055	1,998
Intelsat Luxembourg SA:
7.75% 6/1/21 (g)	3,350	3,451
8.125% 6/1/23 (g)	1,065	1,113
Level 3 Communications, Inc. 8.875% 6/1/19	435	464
Level 3 Financing, Inc. 7% 6/1/20	1,460	1,471
Lynx I Corp. 5.375% 4/15/21 (g)	770	751
Lynx II Corp. 6.375% 4/15/23 (g)	435	432
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.:
6.875% 11/15/28	$ 1,415	$ 1,277
6.9% 5/1/19	7,925	8,163
8.75% 3/15/32	3,565	3,653
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,201
6.25% 4/1/37	3,729	4,097
Wind Acquisition Finance SA 7.25% 2/15/18 (g)	1,860	1,897
		92,360
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.375% 9/8/16	307	311
3.625% 3/30/15	2,672	2,757
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (g)	1,082	1,142
14.75% 12/1/16 (g)	3,050	4,163
Digicel Group Ltd.:
6% 4/15/21 (g)	2,805	2,707
7% 2/15/20 (g)	275	275
8.25% 9/30/20 (g)	4,060	4,304
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (g)	3,415	3,167
6.625% 12/15/22 (g)	2,670	2,663
6.625% 12/15/22 (g)	2,375	2,369
7.25% 4/1/19	7,260	7,786
7.5% 4/1/21	5,500	5,940
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (g)	2,010	2,005
6.625% 4/1/23 (g)	3,005	2,982
NII Capital Corp. 7.625% 4/1/21	2,609	1,996
NII International Telecom S.C.A. 11.375% 8/15/19 (g)	1,165	1,252
SBA Communications Corp. 5.625% 10/1/19	1,870	1,837
SoftBank Corp. 4.5% 4/15/20 (g)	445	421
Sprint Nextel Corp.:
6% 11/15/22	15,345	14,348
9% 11/15/18 (g)	6,595	7,700
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (g)	$ 940	$ 949
Vodafone Group PLC 5% 12/16/13	2,129	2,156
		73,230
TOTAL TELECOMMUNICATION SERVICES		165,590
UTILITIES - 1.2%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	4,026	4,669
American Electric Power Co., Inc.:
1.65% 12/15/17	2,349	2,282
2.95% 12/15/22	2,224	2,030
Duke Capital LLC 5.668% 8/15/14	2,770	2,885
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,373
6.4% 9/15/20 (g)	8,922	10,206
Edison International 3.75% 9/15/17	3,355	3,520
Edison Mission Energy 7% 5/15/17 (d)	510	325
Entergy Louisiana LLC 1.875% 12/15/14	168	170
FirstEnergy Corp.:
2.75% 3/15/18	4,723	4,527
4.25% 3/15/23	8,330	7,549
7.375% 11/15/31	8,041	8,110
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,487
Indiana Michigan Power Co. 3.2% 3/15/23	5,294	4,970
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)	3,670	4,009
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,866
3.75% 11/15/20	745	749
Mirant Americas Generation LLC:
8.5% 10/1/21	6,695	7,130
9.125% 5/1/31	1,745	1,832
Nevada Power Co.:
6.5% 5/15/18	5,100	6,046
6.5% 8/1/18	1,191	1,418
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	513	517
Northeast Utilities:
1.45% 5/1/18	1,511	1,454
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities: - continued
2.8% 5/1/23	$ 6,865	$ 6,299
Pennsylvania Electric Co. 6.05% 9/1/17	450	505
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,903
PPL Capital Funding, Inc. 3.4% 6/1/23	3,274	3,062
Progress Energy, Inc.:
4.4% 1/15/21	336	354
6% 12/1/39	3,060	3,414
Sierra Pacific Power Co. 5.45% 9/1/13	1,183	1,183
Southern Co. 2.375% 9/15/15	326	335
West Penn Power Co. 5.95% 12/15/17 (g)	10,500	11,957
		124,136
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	880
7% 5/20/22	1,785	1,883
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	293
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,818
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	983
		5,857
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18	1,655	1,651
Calpine Corp. 7.875% 1/15/23 (g)	3,183	3,414
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,345
10% 12/1/20 (g)	8,915	9,372
11% 10/1/21	6,978	7,484
12.25% 12/1/18 pay-in-kind (g)(k)	2,305	1,739
12.25% 3/1/22 (g)	19,685	21,900
GenOn Energy, Inc.:
9.5% 10/15/18	520	588
9.875% 10/15/20	1,743	1,939
NRG Energy, Inc. 6.625% 3/15/23	3,130	3,107
PSEG Power LLC 2.75% 9/15/16	1,379	1,428
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
The AES Corp.:
4.875% 5/15/23	$ 445	$ 408
7.375% 7/1/21	1,580	1,722
7.75% 10/15/15	2,618	2,913
TXU Corp.:
5.55% 11/15/14	61	36
6.5% 11/15/24	3,550	1,793
6.55% 11/15/34	7,200	3,564
		66,403
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	243	279
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,143
Dominion Resources, Inc.:
1.95% 8/15/16	203	206
2.5756% 9/30/66 (k)	16,524	15,391
7.5% 6/30/66 (k)	2,474	2,672
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	1,418	1,676
National Grid PLC 6.3% 8/1/16	845	956
NiSource Finance Corp.:
4.45% 12/1/21	2,441	2,497
5.25% 9/15/17	497	551
5.25% 2/15/43	5,559	5,345
5.4% 7/15/14	1,816	1,886
5.45% 9/15/20	598	657
5.8% 2/1/42	3,125	3,231
5.95% 6/15/41	5,667	6,009
6.4% 3/15/18	1,788	2,062
6.8% 1/15/19	2,710	3,171
Puget Energy, Inc. 5.625% 7/15/22	3,935	4,196
Sempra Energy:
2% 3/15/14	1,950	1,964
2.3% 4/1/17	5,903	5,968
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 2,361	$ 2,176
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	3,876	4,021
		67,057
TOTAL UTILITIES		263,453
TOTAL NONCONVERTIBLE BONDS		2,714,337
TOTAL CORPORATE BONDS (Cost $2,698,662)		2,736,189
U.S. Treasury Obligations - 5.5%

U.S. Treasury Bonds 3.625% 8/15/43	110,690	109,030
U.S. Treasury Notes:
0.625% 8/15/16	71,764	71,450
0.625% 5/31/17 (j)	341,436	334,687
0.875% 2/28/17	466,852	464,117
0.875% 4/30/17	162,725	161,288
4.625% 2/15/17	17,658	19,813
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,164,969)		1,160,385
U.S. Government Agency - Mortgage Securities - 3.8%

Fannie Mae - 3.4%
2.303% 6/1/36 (k)	141	150
2.5% 7/1/28 to 8/1/43	26,700	25,270
2.753% 7/1/37 (k)	266	280
3% 5/1/27 to 8/1/43	42,553	40,732
3% 9/1/43 (i)	7,100	6,788
3% 9/1/43 (i)	7,100	6,788
3% 9/1/43 (i)	4,700	4,493
3% 9/1/43 (i)	4,700	4,493
3% 9/1/43 (i)	18,900	18,069
3% 9/1/43 (i)	9,400	8,987
3% 9/1/43 (i)	16,000	15,296
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/43 (i)	$ 2,900	$ 2,772
3.5% 3/1/22 to 8/1/43	203,741	201,484
4% 2/1/35 to 1/1/42	9,357	9,656
4% 9/1/43 (i)	24,300	25,057
4% 9/1/43 (i)	53,500	55,168
4% 9/1/43 (i)	2,700	2,784
4% 9/1/43 (i)	2,900	2,990
4% 9/1/43 (i)	10,700	11,034
4% 10/1/43 (i)	1,400	1,440
4.5% 11/1/19 to 8/1/41	10,612	11,213
4.5% 9/1/43 (i)	43,900	46,315
4.5% 9/1/43 (i)	23,700	25,004
4.5% 9/1/43 (i)	23,700	25,004
4.5% 10/1/43 (i)	67,600	71,138
5% 9/1/43 (i)	30,600	32,891
5% 10/1/43 (i)	30,600	32,817
5.5% 9/1/43 (i)	24,900	27,032
5.5% 9/1/43 (i)	4,850	5,265
6% 7/1/35 to 8/1/37	4,740	5,240
6.5% 7/1/32 to 8/1/36	734	821
TOTAL FANNIE MAE		726,471
Freddie Mac - 0.1%
2.5% 5/1/28	3,000	2,972
3% 1/1/43	6,066	5,788
3.126% 10/1/35 (k)	185	197
3.5% 2/1/32 to 6/1/43	9,297	9,190
4% 6/1/24 to 9/1/25	3,563	3,748
5% 3/1/19	1,857	1,971
5.5% 1/1/38	1,008	1,088
6% 7/1/37 to 8/1/37	500	545
6.5% 3/1/36	2,597	2,916
TOTAL FREDDIE MAC		28,415
Ginnie Mae - 0.3%
4% 1/15/25 to 5/15/43	34,478	35,964
4% 9/1/43 (i)	6,200	6,450
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 6/15/35 to 9/15/39	$ 3,981	$ 4,371
6% 2/15/34 to 9/20/38	7,098	7,909
TOTAL GINNIE MAE		54,694
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $818,035)		809,580
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (k)	504	454
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (k)	257	240
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (k)	12	12
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,240
Class D, 3.31% 10/8/19	770	770
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (k)	50	45
Series 2004-R2 Class M3, 1.0091% 4/25/34 (k)	74	44
Series 2005-R2 Class M1, 0.6341% 4/25/35 (k)	1,150	1,131
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (k)	36	34
Series 2004-W11 Class M2, 1.2341% 11/25/34 (k)	426	387
Series 2004-W7 Class M1, 1.0091% 5/25/34 (k)	1,108	1,030
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (k)	944	339
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0091% 4/25/34 (k)	1,607	1,517
Series 2006-HE2 Class M1, 0.5541% 3/25/36 (k)	24	0 *
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (g)(k)	165	139
Class C, 1.2841% 7/20/39 (g)(k)	258	11
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (k)	1,368	788
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	1,399	1,399
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6391% 4/25/34 (k)	80	60
Series 2004-4 Class M2, 0.9791% 6/25/34 (k)	418	385
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (k)	30	27
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (k)	$ 221	$ 168
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (k)	13	10
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	11,010	10,989
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9191% 1/25/35 (k)	720	556
Class M4, 1.2041% 1/25/35 (k)	276	63
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (g)(k)	2,160	1,686
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (g)(k)	58	54
Series 2006-2A:
Class A, 0.3641% 11/15/34 (g)(k)	843	762
Class B, 0.4641% 11/15/34 (g)(k)	305	257
Class C, 0.5641% 11/15/34 (g)(k)	506	363
Class D, 0.9341% 11/15/34 (g)(k)	193	120
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (g)(k)	938	933
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (k)	237	228
Series 2003-3 Class M1, 1.4741% 8/25/33 (k)	452	413
Series 2003-5 Class A2, 0.8841% 12/25/33 (k)	25	22
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (k)	1,137	534
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4841% 7/25/36 (k)	2,497	127
Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (k)	1,136	1,104
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (k)	289	283
Series 2006-A Class 2C, 1.4261% 3/27/42 (k)	2,016	305
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (k)	413	8
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (k)	101	81
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (k)	351	303
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (k)	569	548
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (k)	1,794	1,657
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (k)	44	43
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (k)	303	283
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (k)	$ 316	$ 128
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (k)	1,083	921
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (d)(g)(k)	429	0
Series 2006-1A Class A, 1.5841% 3/20/11 (d)(g)(k)	892	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (k)	405	340
Class M4, 1.6341% 9/25/34 (k)	519	156
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (k)	1,120	953
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (k)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (k)	831	758
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (k)	875	666
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (k)	41	28
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	216	216
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (k)	22	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (g)(k)	1,523	46
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (g)(k)	1,358	1,202
TOTAL ASSET-BACKED SECURITIES (Cost $31,646)		37,391
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7441% 1/25/35 (k)	1,164	1,119
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (k)	779	772
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2541% 12/20/54 (g)(k)	5,991	5,880
Class A5, 0.3241% 12/20/54 (g)(k)	4,460	4,378
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater:
Series 2006-2 Class A4, 0.2641% 12/20/54 (k)	$ 1,788	$ 1,755
Series 2006-3:
Class A3, 0.2641% 12/20/54 (k)	861	845
Class A7, 0.3841% 12/20/54 (k)	936	918
Class M2, 0.7441% 12/20/54 (k)	4,540	4,097
Series 2006-4:
Class A4, 0.2841% 12/20/54 (k)	2,744	2,694
Class B1, 0.3641% 12/20/54 (k)	3,154	2,913
Class M1, 0.5241% 12/20/54 (k)	829	748
Series 2007-1:
Class 1B1, 0.3241% 12/20/54 (k)	5,012	4,629
Class 1M1, 0.4841% 12/20/54 (k)	1,114	1,005
Class 2A1, 0.3241% 12/20/54 (k)	2,153	2,114
Class 2M1, 0.6841% 12/20/54 (k)	1,431	1,291
Series 2007-2:
Class 1B1, 0.3441% 12/17/54 (k)	767	708
Class 2C1, 1.0441% 12/17/54 (k)	1,981	1,737
sequential payer Series 2006-3 Class B2, 0.5241% 12/20/54 (k)	4,550	4,202
Series 2007-2 Class 3A1, 0.3641% 12/17/54 (k)	384	377
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (k)	326	311
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (k)	1,294	1,028
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (k)	454	339
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (k)	838	716
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (k)	1,209	1,161
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (g)(k)	541	499
Class B6, 3.035% 7/10/35 (g)(k)	115	108
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (g)(k)	23	23
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (k)	23	21
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (k)	155	154
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.39% 9/25/36 (k)	$ 1,863	$ 1,721
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8241% 9/25/43 (k)	3,136	2,981
TOTAL PRIVATE SPONSOR		51,244
U.S. Government Agency - 0.1%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4841% 5/25/35 (k)	967	969
Series 2007-36 Class F, 0.4141% 4/25/37 (k)	1,506	1,508
Series 2013-62 Class FA, 0.4841% 6/25/43 (k)	5,687	5,678
floater sequential payer Series 2012-120 Class FE 0.4841% 2/25/39 (k)	2,504	2,485
TOTAL U.S. GOVERNMENT AGENCY		10,640
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,087)		61,884
Commercial Mortgage Securities - 2.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (k)(m)	360	11
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	198	198
Series 2006-2 Class AAB, 5.7116% 5/10/45 (k)	512	529
Series 2006-3 Class A4, 5.889% 7/10/44	680	745
Series 2006-5 Class A2, 5.317% 9/10/47	2,409	2,425
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,861
Series 2007-4 Class A3, 5.8103% 2/10/51 (k)	558	575
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	2,833	2,950
Series 2006-6 Class E, 5.619% 10/10/45 (g)	527	58
Series 2007-3:
Class A3, 5.5595% 6/10/49 (k)	1,523	1,527
Class A4, 5.5595% 6/10/49 (k)	1,901	2,105
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,165
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (g)(k)	$ 37	$ 27
Series 2005-3A:
Class A2, 0.5841% 11/25/35 (g)(k)	317	267
Class M1, 0.6241% 11/25/35 (g)(k)	42	29
Class M2, 0.6741% 11/25/35 (g)(k)	53	37
Class M3, 0.6941% 11/25/35 (g)(k)	47	32
Class M4, 0.7841% 11/25/35 (g)(k)	59	37
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (g)(k)	833	684
Class B1, 1.5841% 1/25/36 (g)(k)	72	15
Class M1, 0.6341% 1/25/36 (g)(k)	269	150
Class M2, 0.6541% 1/25/36 (g)(k)	81	42
Class M3, 0.6841% 1/25/36 (g)(k)	118	61
Class M4, 0.7941% 1/25/36 (g)(k)	65	32
Class M5, 0.8341% 1/25/36 (g)(k)	65	23
Class M6, 0.8841% 1/25/36 (g)(k)	69	21
Series 2006-1:
Class A2, 0.5441% 4/25/36 (g)(k)	128	104
Class M1, 0.5641% 4/25/36 (g)(k)	46	32
Class M2, 0.5841% 4/25/36 (g)(k)	48	33
Class M3, 0.6041% 4/25/36 (g)(k)	42	27
Class M4, 0.7041% 4/25/36 (g)(k)	24	14
Class M5, 0.7441% 4/25/36 (g)(k)	23	12
Class M6, 0.8241% 4/25/36 (g)(k)	46	20
Series 2006-2A:
Class M1, 0.4941% 7/25/36 (g)(k)	121	73
Class M2, 0.5141% 7/25/36 (g)(k)	85	50
Class M3, 0.5341% 7/25/36 (g)(k)	71	33
Class M4, 0.6041% 7/25/36 (g)(k)	48	20
Class M5, 0.6541% 7/25/36 (g)(k)	59	21
Series 2006-3A Class M4, 0.6141% 10/25/36 (g)(k)	79	12
Series 2006-4A:
Class A2, 0.4541% 12/25/36 (g)(k)	2,479	1,763
Class M1, 0.4741% 12/25/36 (g)(k)	165	91
Class M2, 0.4941% 12/25/36 (g)(k)	110	31
Class M3, 0.5241% 12/25/36 (g)(k)	112	23
Series 2007-1 Class A2, 0.4541% 3/25/37 (g)(k)	509	333
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (g)(k)	500	385
Class A2, 0.5041% 7/25/37 (g)(k)	468	235
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M1, 0.5541% 7/25/37 (g)(k)	$ 164	$ 45
Class M2, 0.5941% 7/25/37 (g)(k)	90	15
Class M3, 0.6741% 7/25/37 (g)(k)	91	9
Class M4, 0.8341% 7/25/37 (g)(k)	180	7
Class M5, 0.9341% 7/25/37 (g)(k)	54	2
Series 2007-3:
Class A2, 0.4741% 7/25/37 (g)(k)	501	313
Class M1, 0.4941% 7/25/37 (g)(k)	100	47
Class M2, 0.5241% 7/25/37 (g)(k)	107	31
Class M3, 0.5541% 7/25/37 (g)(k)	167	39
Class M4, 0.6841% 7/25/37 (g)(k)	263	53
Class M5, 0.7841% 7/25/37 (g)(k)	137	20
Class M6, 0.9841% 7/25/37 (g)(k)	91	11
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (g)(k)	192	18
Class M2, 1.2341% 9/25/37 (g)(k)	192	15
Class M4, 1.7841% 9/25/37 (g)(k)	206	10
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(m)	1,283	50
Series 2006-3A, Class IO, 3.8179% 10/25/36 (g)(k)(m)	22,141	512
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(k)(m)	3,321	232
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (g)(k)	452	429
Class E, 0.4841% 3/15/22 (g)(k)	2,347	2,183
Class F, 0.5341% 3/15/22 (g)(k)	1,440	1,310
Class G, 0.5841% 3/15/22 (g)(k)	369	329
Class H, 0.7341% 3/15/22 (g)(k)	452	392
Class J, 0.8841% 3/15/22 (g)(k)	452	382
sequential payer:
Series 2007-PW15 Class AAB, 5.315% 2/11/44	1,929	1,943
Series 2007-PW16:
Class A4, 5.7131% 6/11/40 (k)	534	600
Class AAB, 5.7131% 6/11/40 (k)	3,677	3,817
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,380	4,900
Series 2006-PW13 Class A3, 5.518% 9/11/41	1,088	1,088
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (g)(k)(m)	8,606	15
Series 2006-T22 Class A4, 5.5802% 4/12/38 (k)	114	124
Series 2006-T24 Class X2, 0.4448% 10/12/41 (g)(k)(m)	2,042	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (g)(k)(m)	$ 59,010	$ 392
Series 2007-T28 Class X2, 0.1575% 9/11/42 (g)(k)(m)	32,164	110
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (g)(k)	407	212
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (g)(k)	414	388
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,072	1,092
Class XCL, 1.198% 5/15/35 (g)(k)(m)	2,557	41
Citigroup Commercial Mortgage Trust Series 2007-C6:
Class A2, 5.6962% 12/10/49 (k)	7	7
Class A4, 5.6962% 12/10/49 (k)	3,035	3,399
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	12,448	13,617
Series 2007-CD4 Class A3, 5.293% 12/11/49	888	907
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	164
Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,019	748
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (g)(k)	96	92
Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (g)(k)	420	414
sequential payer Series 2007-C9 Class A4, 5.8% 12/10/49 (k)	2,018	2,285
Series 2006-C8 Class XP, 0.4666% 12/10/46 (k)(m)	9,656	13
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,057	1,149
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)	232	231
Series 2007-C3 Class A4, 5.6829% 6/15/39 (k)	368	402
Series 2006-C5 Class ASP, 0.6595% 12/15/39 (k)(m)	6,774	12
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	825	918
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (g)(k)	3,254	2,942
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	$ 292	$ 293
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (k)(m)	191	0 *
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (g)(k)(m)	295	0 *
Series 2006-C1 Class A3, 5.392% 2/15/39 (k)	2,228	2,260
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (g)(k)	345	341
Class C:
0.3541% 2/15/22 (g)(k)	1,416	1,392
0.4541% 2/15/22 (g)(k)	506	490
Class F, 0.5041% 2/15/22 (g)(k)	1,011	973
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (k)(m)	11,241	21
Class B, 5.487% 2/15/40 (g)(k)	1,394	204
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9859% 12/5/31 (g)(k)	1,380	1,379
Class A2FL, 0.8859% 12/5/31 (g)(k)	1,380	1,370
Class BFL, 1.2859% 12/5/31 (g)(k)	5,070	5,071
Class CFL, 1.6859% 12/5/31 (g)(k)	3,690	3,683
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	9,244	10,158
Series 2001-1 Class X1, 2.0442% 5/15/33 (g)(k)(m)	416	5
Series 2007-C1 Class XP, 0.1582% 12/10/49 (k)(m)	12,273	15
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (g)(k)	343	338
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,618	31,414
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (g)(k)(m)	14,049	47
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(k)	767	767
Class C, 2.0056% 3/6/20 (g)(k)	6,364	6,380
Class D, 2.2018% 3/6/20 (g)(k)	2,144	2,150
Class F, 2.6334% 3/6/20 (g)(k)	94	94
Class G, 2.7903% 3/6/20 (g)(k)	47	47
Class H, 3.3004% 3/6/20 (g)(k)	42	42
Class J, 4.0852% 3/6/20 (g)(k)	60	60
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2006-GG6 Class A2, 5.506% 4/10/38	$ 1,515	$ 1,525
GS Mortgage Securities Corp. Trust Series 2013-KYO Class XB1, 3.2489% 11/8/29 (g)(k)(m)	196,352	13,073
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	24	24
Series 2007-GG10 Class A2, 5.778% 8/10/45	184	186
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (g)(k)	391	382
Class C, 0.3941% 11/15/18 (g)(k)	277	270
Class D, 0.4141% 11/15/18 (g)(k)	122	117
Class E, 0.4641% 11/15/18 (g)(k)	176	168
Class F, 0.5141% 11/15/18 (g)(k)	265	251
Class G, 0.5441% 11/15/18 (g)(k)	230	218
Class H, 0.6841% 11/15/18 (g)(k)	176	165
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (k)	400	406
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	635
Series 2006-LDP9 Class A3, 5.336% 5/15/47	15,032	16,473
Series 2007-CB19 Class A4, 5.711% 2/12/49 (k)	3,228	3,596
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (k)	1,189	1,218
Class A4, 5.8137% 6/15/49 (k)	31,964	35,604
Series 2007-LDPX Class A3, 5.42% 1/15/49	14,834	16,311
Series 2005-LDP3 Class A3, 4.959% 8/15/42	53	53
Series 2006-CB17 Class A3, 5.45% 12/12/43	75	75
Series 2006-LDP7 Class A4, 5.8629% 4/15/45 (k)	1,230	1,348
Series 2007-CB19:
Class B, 5.711% 2/12/49 (k)	78	30
Class C, 5.711% 2/12/49 (k)	204	42
Class D, 5.711% 2/12/49 (k)	214	24
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (k)	75	9
Class ES, 5.5357% 1/15/49 (g)(k)	472	6
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (k)	743	835
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (k)	17	12
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	$ 410	$ 451
Series 2006-C7 Class A2, 5.3% 11/15/38	471	492
Series 2007-C1 Class A4, 5.424% 2/15/40	2,738	3,012
Series 2007-C2 Class A3, 5.43% 2/15/40	1,644	1,800
Series 2006-C6 Class XCP, 0.673% 9/15/39 (k)(m)	3,502	1
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (k)(m)	1,246	2
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,140	1,248
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,770	1,940
Class XCP, 0.2714% 9/15/45 (k)(m)	55,299	212
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (g)(k)	292	289
Class E, 0.4741% 9/15/21 (g)(k)	1,054	1,033
Class F, 0.5241% 9/15/21 (g)(k)	868	841
Class G, 0.5441% 9/15/21 (g)(k)	1,714	1,645
Class H, 0.5841% 9/15/21 (g)(k)	442	416
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4193% 1/12/44 (g)(k)	793	698
Series 2006-C1 Class A2, 5.6376% 5/12/39 (k)	356	357
Series 2007-C1 Class A4, 5.8499% 6/12/50 (k)	3,452	3,854
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,178
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (k)	47	47
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	496	512
Series 2007-5:
Class A4, 5.378% 8/12/48	7,455	8,156
Class B, 5.479% 8/12/48	2,736	864
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	7,400	8,105
Series 2007-7 Class A4, 5.7364% 6/12/50 (k)	3,192	3,546
Series 2006-4 Class XP, 0.6175% 12/12/49 (k)(m)	12,944	107
Series 2007-6 Class B, 5.635% 3/12/51 (k)	912	200
Series 2007-7 Class B, 5.7364% 6/12/50 (k)	79	5
Series 2007-8 Class A3, 5.8968% 8/12/49 (k)	787	883
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (g)(k)	272	204
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (g)(k)	523	510
Class D, 0.374% 10/15/20 (g)(k)	507	488
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class E, 0.434% 10/15/20 (g)(k)	$ 634	$ 597
Class F, 0.484% 10/15/20 (g)(k)	380	355
Class G, 0.524% 10/15/20 (g)(k)	470	434
Class H, 0.614% 10/15/20 (g)(k)	296	258
Class J, 0.764% 10/15/20 (g)(k)	171	65
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	429	436
Series 2006-IQ11 Class A4, 5.682% 10/15/42 (k)	245	266
Series 2006-T23 Class A3, 5.8075% 8/12/41 (k)	466	466
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	1,368	1,510
Class AAB, 5.654% 4/15/49	1,987	1,998
Class B, 5.7275% 4/15/49 (k)	224	39
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	129	51
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (g)(k)	1,156	1,064
Class G, 0.5441% 9/15/21 (g)(k)	1,351	1,242
Class J, 0.7841% 9/15/21 (g)(k)	300	255
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (g)(k)	3,171	2,829
Class LXR1, 0.8841% 6/15/20 (g)(k)	112	97
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	17,321
Series 2007-C31:
Class A4, 5.509% 4/15/47	42,116	46,094
Class A5, 5.5% 4/15/47	16,000	17,723
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (k)	23,060	25,164
Class A5, 5.9241% 2/15/51 (k)	10,259	11,562
Series 2005-C19 Class B, 4.892% 5/15/44	912	947
Series 2005-C22:
Class B, 5.3802% 12/15/44 (k)	2,022	1,644
Class F, 5.3802% 12/15/44 (g)(k)	1,521	457
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	5,005	5,449
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	2,736	2,202
Class D, 5.513% 12/15/43 (k)	1,459	906
Class XP, 0.4764% 12/15/43 (g)(k)(m)	7,383	18
Series 2007-C31 Class C, 5.6796% 4/15/47 (k)	251	175
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 4,033	$ 4,038
Series 2007-C32:
Class D, 5.7482% 6/15/49 (k)	685	276
Class E, 5.7482% 6/15/49 (k)	1,080	334
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $383,951)		420,814
Municipal Securities - 0.7%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	1,700	1,731
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,373
7.3% 10/1/39	16,765	20,949
7.5% 4/1/34	7,195	9,092
7.55% 4/1/39	14,205	18,386
7.6% 11/1/40	14,125	18,510
7.625% 3/1/40	2,445	3,182
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	5,050	5,610
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	34,625	30,378
Series 2010, 4.421% 1/1/15	4,050	4,187
Series 2010-1, 6.63% 2/1/35	15,425	15,218
Series 2010-3:
6.725% 4/1/35	7,505	7,472
7.35% 7/1/35	4,495	4,743
Series 2011:
5.665% 3/1/18	5,030	5,368
5.877% 3/1/19	10,800	11,592
TOTAL MUNICIPAL SECURITIES (Cost $167,821)		157,791
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 5.625% 1/7/41	4,922	4,750
Italian Republic:
3.125% 1/26/15	9,149	9,367
4.5% 1/21/15	6,859	7,147
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Italian Republic: - continued
4.75% 1/25/16	$ 6,870	$ 7,274
5.375% 6/12/17	4,115	4,452
Russian Federation 3.25% 4/4/17 (g)	800	825
United Mexican States 4.75% 3/8/44	5,572	4,848
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,494)		38,663
Floating Rate Loans - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (k)	324	325
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4.0001% 1/30/20 (k)	224	224
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (k)	375	376
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)(k)	8,755	6,829
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	600	626
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.44% 1/28/18 (k)	1,665	1,482
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (k)	8,352	8,395
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)	637	634
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (k)	145	145
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (k)	3,257	3,281
		21,768
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (k)	1,746	1,751
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (k)	$ 173	$ 173
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (k)	607	608
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/8/20 (k)	4,280	4,237
Univision Communications, Inc. term loan 4.5% 3/1/20 (k)	2,327	2,318
		7,336
TOTAL CONSUMER DISCRETIONARY		31,404
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (k)	803	804
Tranche 2 LN2, term loan 4.875% 6/21/21 (k)	3,850	3,869
Tranche 2LN, term loan 5.75% 8/21/20 (k)	125	128
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (k)	226	227
		5,028
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 8/19/19	1,960	1,958
TOTAL CONSUMER STAPLES		6,986
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (k)	3,135	3,202
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (k)	325	327
		3,529
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
TPF II LC LLC Tranche B, term loan 6.5% 8/16/19 (k)	1,735	1,720
Insurance - 0.1%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (k)	7,022	6,943
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (k)	$ 1,228	$ 1,225
TOTAL FINANCIALS		9,888
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/8/20 (k)	2,260	2,181
Tranche B 1LN, term loan 4.5% 8/8/19 (k)	2,050	2,032
		4,213
Health Care Providers & Services - 0.0%
Genoa Healthcare Group LLC Tranche 2LN, term loan 14% 2/10/15 (k)	2,305	1,844
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International Tranche E, term loan 4.5% 8/5/20 (k)	1,303	1,318
TOTAL HEALTH CARE		7,375
INDUSTRIALS - 0.1%
Airlines - 0.1%
U.S. Airways, Inc. Tranche B 1LN, term loan 4.25% 5/21/19 (k)	6,390	6,318
Commercial Services & Supplies - 0.0%
ARAMARK Corp. Tranche B, term loan 4% 8/22/19 (k)	3,535	3,557
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)	420	419
Tranche B 2LN, term loan 8.25% 11/30/20 (k)	355	353
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (k)	150	152
		4,481
Professional Services - 0.0%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (k)	2,210	2,221
Tranche B2 1LN, term loan 5% 7/10/20 (k)	1,630	1,650
		3,871
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (k)	$ 190	$ 191
TOTAL INDUSTRIALS		14,861
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
SafeNet, Inc. Tranche 2LN, term loan 6.1826% 4/12/15 (k)	4,500	4,489
IT Services - 0.1%
First Data Corp. term loan 4.1841% 3/24/18 (k)	9,900	9,801
Software - 0.0%
BMC Software Finance, Inc. Tranche B, term loan 5% 8/9/20 (k)	1,865	1,865
ION Trading Technologies Ltd. Tranche 2LN, term loan 8.25% 5/22/21 (k)	70	70
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (k)	2,035	2,106
Tranche B 1LN, term loan 4.5% 10/30/19 (k)	1,124	1,127
		5,168
TOTAL INFORMATION TECHNOLOGY		19,458
MATERIALS - 0.0%
Chemicals - 0.0%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (k)	1,190	1,196
Tranche B 1LN, term loan 5.5% 7/31/18 (k)	125	126
		1,322
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Altice Financing SA Tranche B, term loan 5.3986% 6/24/19 (k)(o)	5,780	5,664
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)	474	473
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (k)	$ 125	$ 128
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (k)	65	65
		6,330
UTILITIES - 0.0%
Electric Utilities - 0.0%
TXU Energy LLC Tranche B, term loan 4.7118% 10/10/17 (k)	5,026	3,399
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)	487	486
Independent Power Producers & Energy Traders - 0.0%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)	756	758
TOTAL UTILITIES		4,643
TOTAL FLOATING RATE LOANS (Cost $106,658)		105,796
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $694)	680	713
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Bank of America Corp. 5.2% (h)(k)	3,710	3,314
Citigroup, Inc.:
5.35% (h)(k)	11,740	10,630
5.95% (h)(k)	2,950	2,818
JPMorgan Chase & Co. 5.15% (h)(k)	3,895	3,499
MUFG Capital Finance 1 Ltd. 6.346% (h)(k)	996	1,099
TOTAL PREFERRED SECURITIES (Cost $23,385)		21,360
Fixed-Income Funds - 5.9%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (l) (Cost $1,215,114)	11,811,153	$ 1,242,061
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (Cost $11)	11,084	11
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.10% (b)	138,152,089	138,152
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	25,098,461	25,098
TOTAL MONEY MARKET FUNDS (Cost $163,250)		163,250
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Treasury Obligations) # (Cost $12,901)	$ 12,901	12,901
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $18,303,483)		21,640,105
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(476,424)
NET ASSETS - 100%		$ 21,163,681
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 9/1/43	$ (14,600)	(13,272)
3% 9/1/43	(13,000)	(12,428)
3% 9/1/43	(17,100)	(16,348)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/43	$ (12,400)	$ (11,855)
3% 9/1/43	(42,400)	(40,535)
3% 9/1/43	(9,400)	(8,987)
3% 9/1/43	(16,000)	(15,296)
3% 9/1/43	(2,900)	(2,772)
3.5% 9/1/43	(54,900)	(54,750)
4% 9/1/43	(10,700)	(11,034)
4% 9/1/43	(22,900)	(23,614)
4% 9/1/43	(10,700)	(11,034)
4% 9/1/43	(1,400)	(1,444)
4.5% 9/1/43	(67,600)	(71,318)
4.5% 9/1/43	(23,700)	(25,004)
5% 9/1/43	(30,600)	(32,891)
5.5% 9/1/43	(4,850)	(5,265)
5.5% 9/1/43	(4,850)	(5,265)
TOTAL FANNIE MAE		(363,112)
Freddie Mac
3% 9/1/43	(6,000)	(5,718)
Ginnie Mae
4% 9/1/43	(6,200)	(6,437)
4% 9/1/43	(2,700)	(2,803)
4% 9/1/43	(2,900)	(3,010)
TOTAL GINNIE MAE		(12,250)
TOTAL TBA SALE COMMITMENTS (Proceeds $383,108)		$ (381,080)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (000s) (1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	$ 1,913	$ (1,809)	$ 0	$ (1,809)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,568	(1,483)	0	(1,483)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	360	(340)	0	(340)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,568	(1,483)	0	(1,483)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,525	(1,442)	0	(1,442)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,309	(1,237)	0	(1,237)
TOTAL CREDIT DEFAULT SWAPS						$ (7,794)	$ 0	$ (7,794)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $675,062,000 or 3.2% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $10,670,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(o) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $154,000 and $150,000, respectively. The coupon rate will be determined at time of settlement.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $225,174,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 11,328
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/12	$ 3,220
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 5,000
C. Wonder LLC	12/27/12 - 6/25/13	$ 19,500
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Mobileye N.V. Series F	8/15/13	$ 12,902
Roku, Inc. 8.00%	5/7/13	$ 5,000
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Tory Burch LLC	12/31/12	$ 17,505
Vice Holdings, Inc. Series A	8/3/12	$ 34,999
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$12,901,000 due 9/03/13 at 0.04%
BNP Paribas Securities Corp.	$ 6,708
Barclays Capital, Inc.	3,568
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,625
$ 12,901
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 797
Fidelity Corporate Bond 1-10 Year Central Fund	3,681
Fidelity Mortgage Backed Securities Central Fund	26,750
Fidelity Securities Lending Cash Central Fund	937
Total	$ 32,165
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 286,809	$ -	$ 287,718*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	1,638,428	280,727	621,810	1,242,061	9.0%
Total	$ 1,925,237	$ 280,727	$ 909,528	$ 1,242,061
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 21,602	$ -	$ 9,542	$ -	$ -
American Woodmark Corp.	-	19,666	26,240	-	-
CareView Communications, Inc.	10,530	-	-	-	6,724
Neurocrine Biosciences, Inc.	27,540	-	33,236	-	-
Southcross Energy Partners LP	-	17,043	14,462	127	-
TherapeuticsMD, Inc.	18,645	6,593	-	-	17,941
Total	$ 78,317	$ 43,302	$ 83,480	$ 127	$ 24,665
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,553,207	$ 2,288,410	$ 68,053	$ 196,744
Consumer Staples	1,340,134	1,213,644	126,490	-
Energy	1,224,363	1,224,363	-	-
Financials	2,725,539	2,617,309	108,230	-
Health Care	2,413,036	2,396,640	16,396	-
Industrials	972,986	960,709	12,043	234
Information Technology	2,654,585	2,640,689	-	13,896
Materials	309,875	309,875	-	-
Telecommunication Services	247,349	230,931	15,285	1,133
Utilities	230,242	230,242	-	-
Corporate Bonds	2,736,189	-	2,717,639	18,550
U.S. Government and Government Agency Obligations	1,160,385	-	1,160,385	-
U.S. Government Agency - Mortgage Securities	809,580	-	809,580	-
Asset-Backed Securities	37,391	-	33,347	4,044
Collateralized Mortgage Obligations	61,884	-	61,277	607
Commercial Mortgage Securities	420,814	-	420,238	576
Municipal Securities	157,791	-	157,791	-
Foreign Government and Government Agency Obligations	38,663	-	38,663	-
Floating Rate Loans	105,796	-	96,515	9,281
Bank Notes	713	-	713	-
Preferred Securities	21,360	-	21,360	-
Fixed-Income Funds	1,242,061	1,242,061	-	-
Other	11	-	-	11
Money Market Funds	163,250	163,250	-	-
Cash Equivalents	12,901	-	12,901	-
Total Investments in Securities:	$ 21,640,105	$ 15,518,123	$ 5,876,906	$ 245,076
Derivative Instruments:
Liabilities
Swaps	$ (7,794)	$ -	$ (7,794)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (381,080)	$ -	$ (381,080)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 162,679
Net Realized Gain (Loss) on Investment Securities	2,464
Net Unrealized Gain (Loss) on Investment Securities	45,630
Cost of Purchases	83,041
Proceeds of Sales	(32,411)
Amortization/Accretion	876
Transfers into Level 3	1,618
Transfers out of Level 3	(18,821)
Ending Balance	$ 245,076
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2013	$ 45,439

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (7,794)
Total Value of Derivatives	$ -	$ (7,794)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.5%
AAA,AA,A	5.4%
BBB	6.4%
BB	2.1%
B	1.9%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.6%
Equities	69.3%
Short-Term Investments and Net Other Assets	0.4%
100%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.8%
Canada	1.4%
Japan	1.3%
Switzerland	1.2%
United Kingdom	1.0%
Others (Individually Less Than 1%)	6.3%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $24,134 and repurchase agreements of $12,901) - See accompanying schedule: Unaffiliated issuers (cost $16,891,508)	$ 20,210,129
Fidelity Central Funds (cost $1,378,364)	1,405,311
Other affiliated issuers (cost $33,611)	24,665
Total Investments (cost $18,303,483)		$ 21,640,105
Cash		4,290
Receivable for investments sold, regular delivery		5,829
Receivable for TBA sale commitments		383,108
Receivable for swaps		1
Receivable for fund shares sold		26,505
Dividends receivable		18,740
Interest receivable		51,101
Distributions receivable from Fidelity Central Funds		22
Receivable from investment adviser for expense reductions		5
Other receivables		1,092
Total assets		22,130,798

Liabilities
Payable for investments purchased Regular delivery	$ 63,793
Delayed delivery	439,402
TBA sale commitments, at value	381,080
Payable for swaps	744
Payable for fund shares redeemed	38,341
Bi-lateral OTC swaps, at value	7,794
Accrued management fee	7,220
Other affiliated payables	2,468
Other payables and accrued expenses	1,177
Collateral on securities loaned, at value	25,098
Total liabilities		967,117

Net Assets		$ 21,163,681
Net Assets consist of:
Paid in capital		$ 16,566,159
Undistributed net investment income		80,612
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,186,056
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,330,854
Net Assets		$ 21,163,681

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Puritan: Net Asset Value, offering price and redemption price per share ($15,933,880 ÷ 759,450 shares)	$ 20.98

Class K: Net Asset Value, offering price and redemption price per share ($5,229,801 ÷ 249,322 shares)	$ 20.98

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Dividends (including $127 earned from other affiliated issuers)		$ 237,691
Interest		214,329
Income from Fidelity Central Funds		32,165
Total income		484,185

Expenses
Management fee	$ 83,031
Transfer agent fees	27,231
Accounting and security lending fees	2,021
Custodian fees and expenses	334
Independent trustees' compensation	126
Appreciation in deferred trustee compensation account	2
Registration fees	207
Audit	280
Legal	125
Interest	3
Miscellaneous	194
Total expenses before reductions	113,554
Expense reductions	(1,690)	111,864
Net investment income (loss)		372,321
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,457,101
Fidelity Central Funds	41,779
Other affiliated issuers	23,157
Foreign currency transactions	(484)
Futures contracts	(292)
Swaps	(10,177)
Total net realized gain (loss)		1,511,084
Change in net unrealized appreciation (depreciation) on: Investment securities	290,824
Assets and liabilities in foreign currencies	17
Swaps	9,669
Delayed delivery commitments	4,587
Total change in net unrealized appreciation (depreciation)		305,097
Net gain (loss)		1,816,181
Net increase (decrease) in net assets resulting from operations		$ 2,188,502

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 372,321	$ 389,728
Net realized gain (loss)	1,511,084	255,024
Change in net unrealized appreciation (depreciation)	305,097	1,565,691
Net increase (decrease) in net assets resulting from operations	2,188,502	2,210,443
Distributions to shareholders from net investment income	(353,018)	(364,135)
Distributions to shareholders from net realized gain	(355,229)	-
Total distributions	(708,247)	(364,135)
Share transactions - net increase (decrease)	(49,273)	(743,799)
Total increase (decrease) in net assets	1,430,982	1,102,509

Net Assets
Beginning of period	19,732,699	18,630,190
End of period (including undistributed net investment income of $80,612 and undistributed net investment income of $84,879, respectively)	$ 21,163,681	$ 19,732,699

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Puritan

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 17.72	$ 15.81	$ 15.06	$ 17.07
Income from Investment Operations
Net investment income (loss) B	.36	.38	.35	.40	.45
Net realized and unrealized gain (loss)	1.79	1.78	1.93	.75	(2.00)
Total from investment operations	2.15	2.16	2.28	1.15	(1.55)
Distributions from net investment income	(.35)	(.35)	(.36)	(.39)	(.44)
Distributions from net realized gain	(.35)	-	- F	(.01)	(.02)
Total distributions	(.70)	(.35)	(.37) H	(.40)	(.46) G
Net asset value, end of period	$ 20.98	$ 19.53	$ 17.72	$ 15.81	$ 15.06
Total Return A	11.29%	12.35%	14.38%	7.61%	(8.76)%
Ratios to Average Net Assets C,E
Expenses before reductions	.58%	.59%	.60%	.61%	.67%
Expenses net of fee waivers, if any	.58%	.59%	.60%	.61%	.67%
Expenses net of all reductions	.57%	.59%	.59%	.61%	.67%
Net investment income (loss)	1.79%	2.03%	1.96%	2.48%	3.30%
Supplemental Data
Net assets, end of period (in millions)	$ 15,934	$ 15,472	$ 15,420	$ 15,054	$ 16,111
Portfolio turnover rate D	229% I	141%	154% I	104%	116% I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.52	$ 17.72	$ 15.80	$ 15.06	$ 17.07
Income from Investment Operations
Net investment income (loss) B	.39	.40	.38	.42	.46
Net realized and unrealized gain (loss)	1.79	1.77	1.93	.74	(1.99)
Total from investment operations	2.18	2.17	2.31	1.16	(1.53)
Distributions from net investment income	(.37)	(.37)	(.39)	(.41)	(.47)
Distributions from net realized gain	(.35)	-	- F	(.01)	(.02)
Total distributions	(.72)	(.37)	(.39)	(.42)	(.48) G
Net asset value, end of period	$ 20.98	$ 19.52	$ 17.72	$ 15.80	$ 15.06
Total Return A	11.48%	12.43%	14.59%	7.69%	(8.59)%
Ratios to Average Net Assets C,E
Expenses before reductions	.47%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.46%	.47%	.47%	.47%	.50%
Net investment income (loss)	1.90%	2.15%	2.09%	2.61%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$ 5,230	$ 4,261	$ 3,211	$ 2,280	$ 1,469
Portfolio turnover rate D	229% H	141%	154% H	104%	116% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Options Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the

Annual Report

2. Investments in Fidelity Central Funds - continued

significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and

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Investment Valuation - continued

swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/13 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 73	Discounted cash flow	Yield	4.5%	Decrease
		Expected distribution	Recovery rate	0% - 3% / 3.0%	Increase
Collateralized Mortgage Obligations	$ 607	Discounted cash flow	Yield	7.5%	Decrease
Commercial Mortgage Securities	$ 372	Discounted cash flow	Discount rate	20.1%	Decrease
		Expected distribution	Recovery rate	70.0%	Increase
		Market comparable	Spread	106.4%	Decrease
			Quoted price	$ 87.00	Increase
Common Stocks	$ 144,147	Discounted cash flow	Discount rate	20% - 50% / 47.5%	Decrease
		Expected distribution	Recovery rate	0% - 1% / 1.0%	Increase
		Market comparable	Transaction price	$ 53.89	Increase
			EV/EBITDA multiple	5.0 - 22.0 / 16.7	Increase
Corporate Bonds	$ 18,550	Discounted cash flow	Discount rate	25.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Transaction price	$ 100.00	Increase

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 08/31/13 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Floating Rate Loans	$ 6,829	Discounted cash flow	Discount rate	15.0%	Decrease
		Market comparable	EV/EBITDA multiple	7.0	Increase
Preferred Stocks	$ 67,634	Market comparable	Transaction price	$0.91 - $6,527.04 / $4,291.08	Increase
			EV/EBITDA multiple	5.0	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,562,705
Gross unrealized depreciation	(316,406)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,246,299

Tax Cost	$ 18,393,806

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Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 85,512
Undistributed long-term capital gain	$ 1,272,417
Net unrealized appreciation (depreciation)	$ 3,240,531

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 381,222	$ 364,135
Long-term Capital Gains	327,025	-
Total	$ 708,247	$ 364,135

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers.

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Loans and Other Direct Debt Instruments - continued

These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and

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Risk Exposures and the Use of Derivative Instruments - continued

any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (10,177)	$ 9,669
Equity Risk
Futures Contracts	(292)	-
Totals (a)	$ (10,469)	$ 9,669

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

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(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited

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Credit Default Swaps - continued

to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $14,263,927 and $13,654,122, respectively.

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(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Puritan	$ 24,890.16
Class K	2,341.05
	$ 27,231

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $281 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

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Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 24,357.31%		$ 1

Other Affiliated Transactions. On January 4, 2013, the Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by the 1-10 Year Board. Under the plan, 1-10 Year distributed in-kind all of its net assets to its shareholders pro rata at its NAV per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $287,718 in return for 2,530 of shares of 1-10 Year. Because 1-10 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $47 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and

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(Amounts in thousands except percentages)

8. Security Lending - continued

Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $222. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $937 (including $39 from securities loaned to FCM).

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $31,358. The weighted average interest rate was .66%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,655 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $27.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Puritan	$ 267,070	$ 290,441
Class K	85,948	73,694
Total	$ 353,018	$ 364,135
From net realized gain
Puritan	$ 276,687	$ -
Class K	78,542	-
Total	$ 355,229	$ -

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Puritan
Shares sold	78,846	79,946	$ 1,597,567	$ 1,477,678
Reinvestment of distributions	26,262	15,053	515,763	274,339
Shares redeemed	(138,032)	(172,734)	(2,782,293)	(3,181,243)
Net increase (decrease)	(32,924)	(77,735)	$ (668,963)	$ (1,429,226)
Class K
Shares sold	68,604	80,899	$ 1,385,671	$ 1,501,190
Reinvestment of distributions	8,366	4,030	164,490	73,694
Shares redeemed	(45,907)	(47,844)	(930,471)	(889,457)
Net increase (decrease)	31,063	37,085	$ 619,690	$ 685,427

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 funds. Mr. Curvey oversees 387 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity fund's valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee and Chairman of the Board of Trustees of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present), Deputy Treasurer (2013-present), and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President (2011-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith also serves as Assistant Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Puritan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and a dividend derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	10/14/13	10/11/13	$0.100	$1.298

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013 $1,364,831,555, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $126,559,866 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class K designates 14%, 44%, 69%, 69% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 16%, 50%, 75%, 75% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Puritan Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Puritan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PUR-K-UANN-1013
1.863164.104

Item 2. Code of Ethics

As of the end of the period, August 31, 2013, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Balanced Fund and Fidelity Puritan Fund (the "Funds"):

Services Billed by PwC

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$121,000	$-	$10,000	$9,700
Fidelity Puritan Fund	$250,000	$-	$10,000	$9,300

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$122,000	$-	$10,800	$9,900
Fidelity Puritan Fund	$240,000	$-	$13,200	$9,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2013A	August 31, 2012A
Audit-Related Fees	$5,335,000	$4,450,000
Tax Fees	$-	$-
All Other Fees	$30,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2013 A	August 31, 2012 A
PwC	$6,220,000	$5,695,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2013